UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02753
SBL FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices)                   (Zip code)
RICHARD M. GOLDMAN, PRESIDENT
SBL FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

LETTER TO OUR SHAREHOLDERS	1

ABOUT SHAREHOLDERS’ FUND EXPENSES	3

SERIES A (LARGE CAP CORE SERIES)	5

SERIES B (LARGE CAP VALUE SERIES)	11

SERIES C (MONEY MARKET SERIES)	16

SERIES D (MSCI EAFE EQUAL WEIGHT SERIES)	21

SERIES E (U.S. INTERMEDIATE BOND SERIES)	36

SERIES J (MID CAP GROWTH SERIES)	43

SERIES N (MANAGED ASSET ALLOCATION SERIES)	49

SERIES O (ALL CAP VALUE SERIES)	71

SERIES P (HIGH YIELD SERIES)	77

SERIES Q (SMALL CAP VALUE SERIES)	85

SERIES V (MID CAP VALUE SERIES)	91

SERIES X (SMALL CAP GROWTH SERIES)	97

SERIES Y (LARGE CAP CONCENTRATED GROWTH SERIES)	103

SERIES Z (ALPHA OPPORTUNITY SERIES)	108

NOTES TO FINANCIAL STATEMENTS	116

INFORMATION ON BOARD OF DIRECTORS AND OFFICERS	128

OTHER INFORMATION	131

RYDEX|SGI PRIVACY POLICIES	132

LETTER TO OUR SHAREHOLDERS
DEAR SHAREHOLDER:
The major stock indices were all up between 4% and 7% for the six months ending June 30, 2011, masking flat or slightly negative returns in the April-June period. Market sentiment has swung sharply this year, from optimism over the improving global expansion, to concern that a U.S. economic soft patch was developing due to a jump in oil prices, the impact of poor weather earlier in the year and supply-chain disruptions in the aftermath of the Japanese tsunami.
Estimates of U.S. GDP growth for the first half fell from over 3% to closer to 2%, which, although not positive for employment, did help pull down bond yields and oil prices. Some data late in the half suggested the labor market was improving, helping spur a rally that carried equities up about 5% in the last trading week of June, the biggest weekly gain in two years. But the June jobs report, released on July 8, confirmed that job creation is stalling, renewing concerns about a double-dip recession and need for a new monetary policy response.
The U.S. Federal Reserve, (the “Fed”) said that it has done all it plans to do, for now, to foster growth, ending its purchase of $600 billion worth of Treasury securities in late June. Critics contend the Fed must consider a third round of quantitative easing to keep long-term rates low, while others say easy-money policies have not helped the economy’s underlying structural problems and may be setting the stage for inflation. Meanwhile, investor confidence eroded over the course of the first half, as consumers are spending at the weakest level in 20 months.
Tailwinds for the U.S. economy at mid-year include gas prices that have eased from their recent peak in early May, and the return to normal operations for Japanese factories that should help U.S. manufacturing improve through the rest of 2011. Many companies were expected to report healthy second-quarter profits, based on fulfilling demand from emerging markets, and strong productivity. Some analysts said profits could fall later in 2011, as material prices rise and economic worries persist.
In fixed income, the combination of Europe’s debt problems, the U.S.’s weak economic data and an accommodative Fed provided incentives for bond buyers as the first half unfolded, raising bond prices while holding down yields. Most bond segments were strong absolute performers in the second quarter, handily beating equities, and also turned in competitive returns for the six months. With the end of the Fed’s quantitative easing, some question whether the bond market can carry its second quarter momentum forward. The market is also anticipating a showdown in setting the U.S. debt ceiling, headlines which could roil markets in July.
Globally, the economic recovery remains uneven, with weak growth in the advanced economies and strong growth in emerging and developing countries. Greater-than-expected weakness in the U.S. market, continuing fiscal challenges in Europe and signs of overheating in many emerging and developing countries, some believe, are increasing downside risks.
the RYDEX|SGI sbl fund semi-annual report | 1

LETTER TO OUR SHAREHOLDERS (concluded)
Others, including the Fed, view any economic weakness as transitory, along with the surge in commodity prices and inflation. They believe a supportive central bank policy, continued solid corporate earnings and attractive valuations will benefit performance of both stocks and bonds in the second half of the year.
Thank you for investing in the SBL Funds.
Sincerely

Richard M. Goldman
President and Chairman, SBL Fund
The opinions and forecasts expressed are those of Richard M. Goldman as of 07/27/2011, and may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888
Rydex|SGI funds are distributed by Rydex Distributors, LLC (RDL). Security Investors, LLC (SI) is a registered investment advisor, and does business as Security Global Investors® and Rydex Investments. SI and RDL are affiliates and are subsidiaries of Security Benefit Corporation, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by an affiliate of Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.
2 | the RYDEX|SGI sbl fund semi-annual report

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)
All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2010 and ending June 30, 2011.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
the RYDEX|SGI sbl fund semi-annual report | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1,4]	Return	December 31, 2010	June 30, 2011	Period[2]

Table 1. Based on actual Fund return[3]
Series A (Large Cap Core Series)	0.91%	4.09%	$1,000.00	$1,040.88	$4.60
Series B (Large Cap Value Series)	0.80%	4.69%	1,000.00	1,046.92	4.06
Series C (Money Market Series)	0.74%	(0.22)%	1,000.00	997.78	3.67
Series D (MSCI EAFE Equal Weight Series)	1.21%	2.44%	1,000.00	1,024.39	6.07
Series E (U.S. Intermediate Bond Series)	0.81%	3.00%	1,000.00	1,030.05	4.08
Series J (Mid Cap Growth Series)	0.91%	5.12%	1,000.00	1,051.25	4.63
Series N (Managed Asset Allocation Series)	1.71%	4.32%	1,000.00	1,043.24	8.66
Series O (All Cap Value Series)	0.87%	4.48%	1,000.00	1,044.80	4.41
Series P (High Yield Series)	0.95%	3.32%	1,000.00	1,033.23	4.79
Series Q (Small Cap Value Series)	1.13%	4.34%	1,000.00	1,043.40	5.73
Series V (Mid Cap Value Series)	0.91%	4.74%	1,000.00	1,047.42	4.62
Series X (Small Cap Growth Series)	1.07%	10.06%	1,000.00	1,100.58	5.57
Series Y (Large Cap Concentrated Growth Series)	0.98%	3.52%	1,000.00	1,035.18	4.95
Series Z (Alpha Opportunity Series)	2.33%	7.08%	1,000.00	1,070.84	11.96

Table 2. Based on hypothetical 5% return (before expenses)
Series A (Large Cap Core Series)	0.91%	5.00%	$1,000.00	$1,020.28	$4.56
Series B (Large Cap Value Series)	0.80%	5.00%	1,000.00	1,020.83	4.01
Series C (Money Market Series)	0.74%	5.00%	1,000.00	1,021.12	3.71
Series D (MSCI EAFE Equal Weight Series)	1.21%	5.00%	1,000.00	1,018.79	6.06
Series E (U.S. Intermediate Bond Series)	0.81%	5.00%	1,000.00	1,020.78	4.06
Series J (Mid Cap Growth Series)	0.91%	5.00%	1,000.00	1,020.28	4.56
Series N (Managed Asset Allocation Series)	1.71%	5.00%	1,000.00	1,016.31	8.55
Series O (All Cap Value Series)	0.87%	5.00%	1,000.00	1,020.48	4.36
Series P (High Yield Series)	0.95%	5.00%	1,000.00	1,020.08	4.76
Series Q (Small Cap Value Series)	1.13%	5.00%	1,000.00	1,019.19	5.66
Series V (Mid Cap Value Series)	0.91%	5.00%	1,000.00	1,020.28	4.56
Series X (Small Cap Growth Series)	1.07%	5.00%	1,000.00	1,019.49	5.36
Series Y (Large Cap Concentrated Growth Series)	0.98%	5.00%	1,000.00	1,019.93	4.91
Series Z (Alpha Opportunity Series)	2.33%	5.00%	1,000.00	1,013.24	11.63

[1]	Annualized

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2010 to June 30, 2011.

[4]	This ratio represents annualized net expenses which includes dividends on short sales and prime broker interest expense. Excluding these expenses, the operating expense ratio would be 0.02% lower in Series Z (Alpha Opportunity Series).
4 | the RYDEX|SGI sbl fund semi-annual report

FUND PROFILE (Unaudited)	June 30, 2011
SERIES A (LARGE CAP CORE SERIES)
OBJECTIVE: Seeks long-term growth of capital.
Inception Date: May 1, 1979
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Time Warner, Inc.	2.9%
Covidien plc	2.8%
Apple, Inc.	2.7%
Dow Chemical Co.	2.7%
Google, Inc. — Class A	2.7%
Halliburton Co.	2.6%
JPMorgan Chase & Co.	2.4%
Qualcomm, Inc.	2.2%
Equifax, Inc.	1.9%
Baker Hughes, Inc.	1.8%

Top Ten Total	24.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 5

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2011	Rydex|SGI SBL Fund Series A (Large Cap Core Series)

	Shares	Value

COMMON STOCKS† - 95.6%

Information Technology - 19.4%
Apple, Inc.*	19,600	$6,579,132
Google, Inc. — Class A*	12,690	6,425,962
Qualcomm, Inc.	91,700	5,207,643
Dell, Inc.*	242,750	4,046,642
Cognizant Technology Solutions Corp. — Class A*	54,600	4,004,364
EMC Corp.*	144,910	3,992,271
Western Union Co.	187,100	3,747,613
TE Connectivity Ltd.	93,400	3,433,384
Computer Sciences Corp.	76,100	2,888,756
Avago Technologies Ltd.	75,750	2,878,500
Hewlett-Packard Co.	62,214	2,264,590
Visa, Inc. — Class A	14,700	1,238,622

Total Information Technology		46,707,479

Industrials - 14.5%
Equifax, Inc.	130,300	4,524,016
Eaton Corp.	79,850	4,108,283
United Parcel Service, Inc. — Class B	54,950	4,007,503
CSX Corp.	152,610	4,001,434
Honeywell International, Inc.	67,050	3,995,510
Precision Castparts Corp.	23,900	3,935,135
United Technologies Corp.	28,700	2,540,237
Republic Services, Inc. — Class A	65,100	2,008,335
Babcock & Wilcox Co.*	60,064	1,664,373
Parker Hannifin Corp.	13,600	1,220,464
USG Corp.*	81,600	1,170,144
FedEx Corp.	12,300	1,166,655
URS Corp.*	14,690	657,231

Total Industrials		34,999,320

Consumer Discretionary - 14.1%
Time Warner, Inc.	192,900	7,015,773
Nordstrom, Inc.	84,200	3,952,348
Priceline.com, Inc.*	7,500	3,839,475
Starbucks Corp.	93,320	3,685,207
Ford Motor Co.*	267,200	3,684,688
McDonald’s Corp.	43,300	3,651,056
Walt Disney Co.	91,300	3,564,352
Lowe’s Companies, Inc.	151,100	3,522,141
Best Buy Company, Inc.	31,200	979,992

Total Consumer Discretionary		33,895,032

Energy - 12.8%
Halliburton Co.	121,000	6,171,000
Baker Hughes, Inc.	60,300	4,375,368
Chevron Corp.	39,500	4,062,180
Williams Companies, Inc.	124,100	3,754,025
McDermott International, Inc.*	155,500	3,080,455
Peabody Energy Corp.	45,700	2,692,187
Apache Corp.	18,600	2,295,054
Exxon Mobil Corp.	21,200	1,725,256
ConocoPhillips	19,000	1,428,610
Chesapeake Energy Corp.	42,300	1,255,887

Total Energy		30,840,022

Financials - 11.1%
JPMorgan Chase & Co.	139,586	5,714,651
MetLife, Inc.	87,450	3,836,432
AON Corp.	72,800	3,734,640
Wells Fargo & Co.	109,404	3,069,876
U.S. Bancorp	116,848	2,980,792
Berkshire Hathaway, Inc. — Class A*	19	2,205,995
Bank of New York Mellon Corp.	83,200	2,131,584
BB&T Corp.	60,717	1,629,644
Allstate Corp.	36,900	1,126,557
First Marblehead Corp.*	128,952	228,245

Total Financials		26,658,416

Health Care - 10.5%
Covidien plc	124,520	6,628,200
Teva Pharmaceutical Industries Ltd. ADR	84,800	4,089,056
HCA Holdings, Inc.*	120,300	3,969,900
Aetna, Inc.	86,500	3,813,785
Hospira, Inc.*	54,600	3,093,636
Forest Laboratories, Inc.*	41,400	1,628,676
Medco Health Solutions, Inc.*	18,400	1,039,968
UnitedHealth Group, Inc.	19,300	995,494

Total Health Care		25,258,715

Consumer Staples - 6.5%
General Mills, Inc.	102,300	3,807,606
CVS Caremark Corp.	80,900	3,040,222
Wal-Mart Stores, Inc.	51,000	2,710,140
Costco Wholesale Corp.	27,900	2,266,596
Kraft Foods, Inc. — Class A	51,200	1,803,776
Bunge Ltd.	20,900	1,441,055
Altria Group, Inc.	20,200	533,482

Total Consumer Staples		15,602,877

Materials - 4.7%
Dow Chemical Co.	180,895	6,512,220
CF Industries Holdings, Inc.	21,550	3,052,988
Bemis Company, Inc.	54,700	1,847,766

Total Materials		11,412,974

Utilities - 1.3%
Edison International	79,600	3,084,500

Telecommunication Services - 0.7%
Windstream Corp.	122,400	1,586,304

Total Common Stocks (Cost $205,591,453)		230,045,639

6 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded) June 30, 2011	Rydex|SGI SBL Fund Series A (Large Cap Core Series)

	Shares	Value
EXCHANGE TRADED FUNDS† - 0.5%
iShares Russell 1000 Value Index Fund	13,100	$894,468
iShares S&P 500 Value Index Fund	6,100	378,200

Total Exchange Traded Funds (Cost $1,194,391)		1,272,668

Total Investments - 96.1% (Cost $206,785,844)		$231,318,307

Cash & Other Assets, Less Liabilities - 3.9%		9,290,423

Total Net Assets - 100.0%		$240,608,730

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 7

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011
Rydex|SGI SBL Fund
Series A (Large Cap Core Series)

Assets:
Investments, at value (cost $206,785,844)	$231,318,307
Cash	8,733,766
Prepaid expenses	7,443
Receivables:
Securities sold	4,083,026
Fund shares sold	96,270
Dividends	190,451

Total assets	244,429,263

Liabilities:
Payable for:
Fund shares redeemed	27,094
Securities purchased	3,535,642
Management fees	144,727
Transfer agent/maintenance fees	2,094
Fund Accounting/Administration fees	18,332
Other	92,644

Total liabilities	3,820,533

Net assets	$240,608,730

Net assets consist of:
Paid in capital	$266,151,444
Undistributed net investment income	487,859
Accumulated net realized loss on investments	(50,563,036)
Net unrealized appreciation on investments	24,532,463

Net assets	$240,608,730

Capital shares outstanding	9,947,774
Net asset value per share	$24.19

STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended June 30, 2011

Investment Income:
Dividends	$1,597,929
Interest	697

Total investment income	1,598,626

Expenses:
Management fees	913,289
Transfer agent/maintenance fees	12,593
Fund Accounting/Administration fees	115,682
Directors’ fees*	8,771
Miscellaneous	60,432

Total expenses	1,110,767

Net investment income	487,859

Net Realized and UnrealizedGain (Loss):
Net realized gain (loss) on:
Investments	11,827,035

Net realized gain	11,827,035

Net change in unrealized appreciation (depreciation) on:
Investments	(2,365,219)

Net change in unrealized appreciation (depreciation)	(2,365,219)

Net realized and unrealized gain	9,461,816

Net increase in net assets resulting from operations	$9,949,675

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

8 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS	Rydex|SGI SBL Fund Series A (Large Cap Core Series)

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$487,859	$1,927,935
Net realized gain on investments	11,827,035	13,313,691
Net change in unrealized appreciation (depreciation) on investments	(2,365,219)	15,198,690

Net increase in net assets resulting from operations	9,949,675	30,440,316

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	7,641,252	23,255,839
Issuance of shares in connection with the acquisition of SBL Fund Series H (Note 12)	—	47,882,828
Cost of shares redeemed	(20,802,159)	(43,766,466)

Net increase (decrease) from capital share transactions	(13,160,907)	27,372,201

Net increase (decrease) in net assets	(3,211,232)	57,812,517

Net assets:
Beginning of period	243,819,962	186,007,445

End of period	$240,608,730	$243,819,962

Undistributed net investment income at end of period	$487,859	$1,927,935

Capital share activity:
Shares sold	317,463	1,122,748
Issuance of shares in connection with the acquisition of SBL Fund Series H (Note 12)	—	2,188,429
Shares redeemed	(859,819)	(2,135,059)

Net increase (decrease) in shares	(542,356)	1,176,118

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 9

FINANCIAL HIGHLIGHTS	Rydex|SGI SBL Fund Series A (Large Cap Core Series)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$23.24	$19.97	$15.38	$24.57	$25.83	$22.88

Income (loss) from investment operations:
Net investment income[b]	.05	.18	.11	.14	.14	.11
Net gain (loss) on investments (realized and unrealized)	.90	3.09	4.48	(9.33)	(1.40)	2.84

Total from investment operations	.95	3.27	4.59	(9.19)	(1.26)	2.95

Net asset value, end of period	$24.19	$23.24	$19.97	$15.38	$24.57	$25.83

Total Return[c]	4.09%	16.37%	29.84%	(37.40%)	(4.88%)	12.89%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$240,609	$243,820	$186,007	$165,109	$328,995	$441,788

Ratios to average net assets:
Net investment income	0.40%	0.89%	0.68%	0.66%	0.52%	0.33%
Total expenses[d]	0.91%	0.92%	0.92%	0.90%	0.89%	0.90%

Portfolio turnover rate	41%	111%	78%	142%	14%	26%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.

10 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2011

SERIES B (LARGE CAP VALUE SERIES)
OBJECTIVE: Seeks long-term growth of capital
Inception Date: May 1, 1979
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Equifax, Inc.	4.1%
Chevron Corp.	3.5%
Western Union Co.	3.4%
Aetna, Inc.	3.4%
AON Corp.	3.4%
Lowe’s Companies, Inc.	3.2%
Williams Companies, Inc.	3.1%
TE Connectivity Ltd.	3.0%
Time Warner, Inc.	3.0%
Edison International	2.8%

Top Ten Total	32.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 11

SCHEDULE OF INVESTMENTS (Unaudited)	Rydex|SGI SBL Fund
June 30, 2011	Series B (Large Cap Value Series)

	Shares	Value

COMMON STOCKS† - 97.5%

Financials - 17.2%
AON Corp.	190,600	$9,777,780
U.S. Bancorp	306,746	7,825,090
Wells Fargo & Co.	272,825	7,655,470
Berkshire Hathaway, Inc. — Class A*	50	5,805,250
Bank of New York Mellon Corp.	219,800	5,631,276
JPMorgan Chase & Co.	135,369	5,542,007
BB&T Corp.	161,463	4,333,667
Allstate Corp.	95,650	2,920,195
First Marblehead Corp.*	317,112	561,288

Total Financials		50,052,023

Energy - 16.9%
Chevron Corp.	98,600	10,140,024
Williams Companies, Inc.	300,700	9,096,175
McDermott International, Inc.*	399,500	7,914,095
Apache Corp.	48,700	6,009,093
Halliburton Co.	101,600	5,181,600
Exxon Mobil Corp.	54,800	4,459,624
Chesapeake Energy Corp.	111,800	3,319,342
ConocoPhillips	41,200	3,097,828

Total Energy		49,217,781

Industrials - 13.4%
Equifax, Inc.	344,600	11,964,512
United Technologies Corp.	74,400	6,585,144
Republic Services, Inc. — Class A	168,700	5,204,395
Babcock & Wilcox Co.*	155,357	4,304,942
Parker Hannifin Corp.	35,400	3,176,796
FedEx Corp.	32,443	3,077,219
USG Corp.*	212,400	3,045,816
URS Corp.*	38,106	1,704,862

Total Industrials		39,063,686

Information Technology - 12.2%
Western Union Co.	493,700	9,888,811
TE Connectivity Ltd.	238,850	8,780,126
Computer Sciences Corp.	200,600	7,614,776
Hewlett-Packard Co.	162,651	5,920,496
Visa, Inc. — Class A	38,800	3,269,288

Total Information Technology		35,473,497

Health Care - 11.7%
Aetna, Inc.	222,200	9,796,798
Hospira, Inc.*	139,600	7,909,736
Covidien plc	126,850	6,752,226
Forest Laboratories, Inc.*	107,800	4,240,852
Medco Health Solutions, Inc.*	47,000	2,656,440
UnitedHealth Group, Inc.	51,200	2,640,896

Total Health Care		33,996,948

Consumer Staples - 10.7%
CVS Caremark Corp.	213,700	8,030,846
Wal-Mart Stores, Inc.	132,200	7,025,108
Costco Wholesale Corp.	73,700	5,987,388
Kraft Foods, Inc. — Class A	136,300	4,801,849
Bunge Ltd.	54,400	3,750,880
Altria Group, Inc.	53,100	1,402,371

Total Consumer Staples		30,998,442

Consumer Discretionary - 7.1%
Lowe’s Companies, Inc.	399,000	9,300,690
Time Warner, Inc.	237,533	8,639,075
Best Buy Company, Inc.	82,300	2,585,043

Total Consumer Discretionary		20,524,808

Materials - 4.0%
Dow Chemical Co.	190,500	6,858,000
Bemis Company, Inc.	144,400	4,877,832

Total Materials		11,735,832

Utilities - 2.8%
Edison International	210,600	8,160,750

Telecommunication Services - 1.5%
Windstream Corp.	331,932	4,301,839

Total Common Stocks (Cost $240,329,044)		283,525,606

EXCHANGE TRADED FUNDS† - 0.6%
iShares Russell 1000 Value Index Fund	25,500	1,741,140

Total Exchange Traded Funds (Cost $1,532,000)		1,741,140

Total Investments - 98.1% (Cost $241,861,044)		$285,266,746

Cash & Other Assets, Less Liabilities - 1.9%		5,625,556

Total Net Assets - 100.0%		$290,892,302

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

plc — Public Limited Company

12 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

Rydex|SGI SBL Fund
Series B (Large Cap Value Series)
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $241,861,044)	$285,266,746
Cash	1,823,670
Prepaid expenses	2,944
Receivables:
Securities sold	3,817,262
Fund shares sold	52,267
Dividends	430,272

Total assets	291,393,161

Liabilities:
Payable for:
Fund shares redeemed	25,650
Securities purchased	235,542
Management fees	152,499
Transfer agent/maintenance fees	2,092
Fund Accounting/Administration fees	22,288
Directors’ fees	4,231
Direct shareholders expense	28,602
Other	29,955

Total liabilities	500,859

Net assets	$290,892,302

Net assets consist of:
Paid in capital	$304,185,363
Undistributed net investment income	1,289,573
Accumulated net realized loss on investments	(57,988,336)
Net unrealized appreciation on investments	43,405,702

Net assets	$290,892,302

Capital shares outstanding	10,774,872
Net asset value per share	$27.00

STATEMENT OF OPERATIONS (Unaudited) For the Period Ended June 30, 2011

Investment Income:
Dividends	$2,491,318
Interest	1,966

Total investment income	2,493,284

Expenses:
Management fees	976,660
Transfer agent/maintenance fees	12,611
Fund Accounting/Administration fees	142,741
Directors’ fees*	15,436
Miscellaneous	56,263

Total expenses	1,203,711

Net investment income	1,289,573

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	10,776,466

Net realized gain	10,776,466

Net change in unrealized appreciation (depreciation) on:
Investments	2,167,824

Net change in unrealized appreciation (depreciation)	2,167,824

Net realized and unrealized gain	12,944,290

Net increase in net assets resulting from operations	$14,233,863

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 13

STATEMENTS OF CHANGES IN NET ASSETS	Rydex|SGI SBL Fund
Series B (Large Cap Value Series)

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$1,289,573	$2,285,314
Net realized gain on investments	10,776,466	8,890,051
Net change in unrealized appreciation (depreciation) on investments	2,167,824	31,140,335

Net increase in net assets resulting from operations	14,233,863	42,315,700

Distributions to Shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	9,582,643	48,004,215
Cost of shares redeemed	(31,105,002)	(72,612,503)

Net decrease from capital share transactions	(21,522,359)	(24,608,288)

Net increase (decrease) in net assets	(7,288,496)	17,707,412

Net assets:
Beginning of period	298,180,798	280,473,386

End of period	$290,892,302	$298,180,798

Undistributed net investment income at end of period	$1,289,573	$2,285,314

Capital share activity:
Shares sold	353,033	2,091,003
Shares redeemed	(1,140,784)	(3,163,955)

Net decrease in shares	(787,751)	(1,072,952)

14 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS	Rydex|SGI SBL Fund
Series B (Large Cap Value Series)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$25.79	$22.20	$17.55	$27.94	$26.40	$21.64

Income (loss) from investment operations:
Net investment income[b]	.12	.19	.19	.29	.25	.20
Net gain (loss) on investments (realized and unrealized)	1.09	3.40	4.46	(10.68)	1.29	4.56

Total from investment operations	1.21	3.59	4.65	(10.39)	1.54	4.76

Net asset value, end of period	$27.00	$25.79	$22.20	$17.55	$27.94	$26.40

Total Return[c]	4.69%	16.17%	26.50%	(37.19%)	5.83%	22.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$290,892	$298,181	$280,473	$250,972	$479,972	$480,683

Ratios to average net assets:
Net investment income	0.86%	0.81%	1.03%	1.21%	0.90%	0.80%
Total expenses[d]	0.80%	0.80%	0.81%	0.80%	0.79%	0.79%

Portfolio turnover rate	10%	17%	16%	32%	29%	20%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return andportfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 15

FUND PROFILE (Unaudited)	June 30, 2011
SERIES C (MONEY MARKET SERIES)
OBJECTIVE: Seeks as high a level of current income as is consistent with preservation of capital by investing in money market securities with varying maturities.
Inception Date: May 1, 1979
“Holdings Diversification (Market Exposure as % of Net Assets)”
The Fund invests principally in money market instruments such as commercial paper.

16 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)	Rydex|SGI SBL Fund
June 30, 2011	Series C (Money Market Series)

	Face
	Amount	Value

ASSET BACKED SECURITIES† - 0.2%
Small Business Administration Pools
#503303, 0.75% due
07/01/11[1,2]	$107,740	$107,865
#503343, 0.88% due
07/01/11[1,2]	81,201	81,201
#503295, 0.75% due
07/01/11[1,2]	59,237	59,306
#502353, 1.00% due
07/01/11[1,2]	26,201	26,201

Total Asset Backed Securities (Cost $274,420)		274,573

COMMERCIAL PAPER† - 59.6%
John Deere Capital Corp.
0.11% due 07/14/11	2,000,000	1,999,925
0.10% due 07/14/11	2,000,000	1,999,924
0.10% due 07/20/11	800,000	799,957
0.08% due 08/05/11	600,000	599,953
0.10% due 07/08/11	350,000	349,993
0.10% due 07/25/11	250,000	249,983
General Re Corp.
0.10% due 07/15/11	5,000,000	4,999,806
UBS Finance Delaware LLC
0.37% due 07/29/11	5,000,000	4,999,440
Societe Generale
0.24% due 08/01/11	2,000,000	1,999,690
0.32% due 08/03/11	2,000,000	1,999,664
0.18% due 08/01/11	1,000,000	999,845
Toyota Motor Credit Co.
0.27% due 08/23/11	5,000,000	4,998,980
0.25% due 11/28/11	1,000,000	999,161
Procter & Gamble Co.
0.08% due 07/18/11	3,000,000	2,999,887
0.07% due 07/07/11	1,000,000	999,988
Nestle Capital Corp.
0.21% due 07/08/11	2,000,000	1,999,973
0.11% due 08/15/11	2,000,000	1,999,796
American Honda Finance
0.19% due 08/16/11	2,000,000	1,999,475
0.14% due 09/21/11	2,000,000	1,998,889
0.15% due 09/21/11	1,000,000	999,444
0.12% due 08/19/11	1,000,000	999,837
Westpac Banking Corp.
0.27% due 11/04/11	4,000,000	3,997,564
0.15% due 09/06/11	700,000	699,854
ING U.S. Funding LLC
0.28% due 08/05/11	2,000,000	1,999,636
0.24% due 07/06/11	1,500,000	1,499,970
0.17% due 07/18/11	848,000	847,932
0.16% due 08/05/11	300,000	299,953
Coca-Cola Co.
0.07% due 07/06/11	2,000,000	1,999,981
0.14% due 09/23/11	1,500,000	1,499,550
0.23% due 07/18/11	1,000,000	999,955
0.13% due 09/14/11	975,000	974,751
Sheffield Receivables Corp
0.15% due 07/20/11	3,000,000	2,999,763
0.15% due 07/22/11	900,000	899,921
Jupiter Securitization Company LLC
0.13% due 07/27/11	3,000,000	2,999,718
Abbot Laboratories
0.08% due 07/27/11	2,900,000	2,899,833
Danske Corp.
0.20% due 08/05/11	1,200,000	1,199,767
0.25% due 07/13/11	1,000,000	999,951
0.19% due 07/28/11	402,000	401,943
BNP Paribas Finance, Inc.
0.27% due 07/05/11	2,000,000	1,999,975
0.25% due 08/26/11	180,000	179,949
General Electric Co.
0.09% due 07/01/11	2,000,000	2,000,000
Barclays plc
0.18% due 07/13/11	2,000,000	1,999,924
Royal Bank of Canada
0.23% due 09/07/11	2,000,000	1,999,670
Bank of America
0.16% due 07/25/11	1,500,000	1,499,840

Total Commercial Paper (Cost $77,888,843)		77,893,010

Total Investments -59.8% (Cost $78,163,263)		$78,167,583

Cash & Other Assets, Less Liabilities -40.2%		52,655,487

Total Net Assets -100.0%		$130,823,070

†	Value determined based on Level 2 inputs — See Note 4.

[1]	Variable rate security. Rate indicated is rate effective at June 30, 2011.

[2]	Maturity date indicated is next interest reset date.

plc — Public Limited Company

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 17

Rydex|SGI SBL Fund
Series C (Money Market Series)
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $78,163,263)	$78,167,583
Cash	52,922,386
Prepaid expenses	9,763
Receivables:
Securities sold	2,328
Fund shares sold	99,149
Interest	373

Total assets	131,201,582

Liabilities:
Payable for:
Fund shares redeemed	263,228
Management fees	47,678
Transfer agent/maintenance fees	2,090
Fund Accounting/Administration fees	9,059
Directors’ fees	9,730
Direct shareholders expense	25,783
Other	20,944

Total liabilities	378,512

Net assets	$130,823,070

Net assets consist of:
Paid in capital	$131,124,035
Accumulated net investment loss	(305,283)
Accumulated net realized loss on investments	(2)
Net unrealized appreciation on investments	4,320

Net assets	$130,823,070

Capital shares outstanding	9,714,853
Net asset value per share	$13.47

STATEMENT OF OPERATIONS (Unaudited)
 For the Period Ended June 30, 2011

Investment Income:
Interest	$93,063

Total investment income	93,063

Expenses:
Management fees	267,362
Transfer agent/maintenance fees	12,608
Fund Accounting/Administration fees	50,798
Directors’ fees*	10,253
Miscellaneous	57,325

Total expenses	398,346

Net investment loss	(305,283)

Net Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2)

Net realized loss	(2)

Net change in unrealized appreciation (depreciation) on:
Investments	4,857

Net change in unrealized appreciation (depreciation)	4,857

Net realized and unrealized gain	4,855

Net decrease in net assets resulting from operations	$(300,428)

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

18 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS	Rydex|SGI SBL Fund
Series C (Money Market Series)

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(305,283)	$(627,179)
Net realized gain (loss) on investments	(2)	4,198
Net change in unrealized appreciation (depreciation) on investments	4,857	25,972

Net decrease in net assets resulting from operations	(300,428)	(597,009)

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	81,123,294	172,785,092
Cost of shares redeemed	(56,190,763)	(219,258,752)

Net increase (decrease) from capital share transactions	24,932,531	(46,473,660)

Net increase (decrease) in net assets	24,632,103	(47,070,669)

Net assets:
Beginning of period	106,190,967	153,261,636

End of period	$130,823,070	$106,190,967

Accumulated net investment loss at end of period	$(305,283)	$—

Capital share activity:
Shares sold	6,017,661	12,760,898
Shares redeemed	(4,166,530)	(16,195,973)

Net increase (decrease) in shares	1,851,131	(3,435,075)

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 19

FINANCIAL HIGHLIGHTS	Rydex|SGI SBL Fund
Series C (Money Market Series)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period	Year	Year	Year	Year		Year
	Ended	Ended	Ended	Ended	Ended		Ended
	June 30,	December 31,	December 31,	December 31,	December 31,		December 31,
	2011[a]	2010	2009	2008	2007		2006

Per Share Data
Net asset value, beginning of period	$13.50	$13.56	$13.61	$13.33	$12.73		$12.19

Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	(.06)	(.03)	.26	.60		.45
Net gain (loss) on investments (realized and unrealized)	.01	(—)[d]	(.02)	.02	—	d	.09

Total from investment operations	(.03)	(.06)	(.05)	.28	.60		.54

Net asset value, end of period	$13.47	$13.50	$13.56	$13.61	$13.33		$12.73

Total Return[c]	(0.22%)	(0.44%)	(0.37%)	2.10%	4.71%		4.43%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$130,823	$106,191	$153,262	$268,318	$168,661		$99,044

Ratios to average net assets:
Net investment income (loss)	(0.57%)	(0.46%)	(0.23%)	1.94%	4.59%		4.43%
Total expenses	0.74%	0.70%	0.67%	0.65%	0.66%		0.68%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

[d]	Less than $0.01 per share

20 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2011
SERIES D (MSCI EAFE EQUAL WEIGHT SERIES)
OBJECTIVE: Seeks performance that corresponds, before fees and expenses, to the price and yield performance of the MSCI EAFE Equal Weighted Index (the “Underlying Index”).
Inception Date: April 19, 1984
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

iShares MSCI EAFE Index Fund	2.1%
iShares MSCI Japan Index Fund	0.4%
Chubu Electric Power Company, Inc.	0.2%
Tohoku Electric Power Company, Inc.	0.2%
Chugoku Electric Power Company, Inc.	0.2%
Dena Company Ltd.	0.2%
Foster’s Group Ltd.	0.2%
NGK Insulators Ltd.	0.2%
Kyushu Electric Power Company, Inc.	0.2%
Elan Corporation plc	0.2%

Top Ten Total	4.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 21

SCHEDULE OF INVESTMENTS (Unaudited)	Rydex|SGI SBL Fund
June 30, 2011	Series D (MSCI EAFE Equal Weight Series)

	Shares	Value

COMMON STOCKS† - 97.0%

Financials - 21.6%
Sumitomo Realty & Development Company Ltd.	14,000	$311,111
Japan Real Estate Investment Corp.	30	294,764
Alpha Bank AE	58,540	294,589
Credit Saison Company Ltd.	17,510	292,975
Nippon Building Fund, Inc.	30	292,901
Mitsui Fudosan Company Ltd.	17,000	290,988
Daiwa House Industry Company Ltd.	23,000	288,839
Suruga Bank Ltd.	33,000	286,529
CNP Assurances	13,100	285,633
Nomura Real Estate Holdings, Inc.	17,210	285,390
Bank of Kyoto Ltd.	31,000	284,566
Iyo Bank Ltd.	31,000	284,566
Aozora Bank Ltd.	123,000	284,181
Aeon Credit Service Company Ltd.	20,810	283,826
Chugoku Bank Ltd.	23,000	283,697
Resona Holdings, Inc.	60,420	283,694
AXA S.A.	12,460	283,153
London Stock Exchange Group plc	16,500	280,671
Daiwa Securities Group, Inc.	64,000	280,628
Mitsubishi UFJ Financial Group, Inc.	57,920	280,589
Hokuhoku Financial Group, Inc.	142,040	280,534
Erste Group Bank AG	5,340	279,952
Seven Bank Ltd.	140	279,461
Daito Trust Construction Company Ltd.	3,300	279,150
Yamaguchi Financial Group, Inc.	30,000	279,113
Sumitomo Mitsui Financial Group, Inc.	9,100	278,974
Mizuho Financial Group, Inc.	169,350	277,675
Nishi-Nippon City Bank Ltd.	94,000	276,728
Commonwealth Bank of Australia ADR	4,930	276,518
Joyo Bank Ltd.	66,000	276,281
Singapore Exchange Ltd.	45,000	275,869
Global Logistic Properties Ltd.*	164,330	275,600
Delta Lloyd N.V.	11,570	275,009
Fukuoka Financial Group, Inc.	66,000	274,641
Chiba Bank Ltd.	44,000	274,368
Bank of Yokohama Ltd.	55,000	273,958
Wing Hang Bank Ltd.	25,010	273,668
Mizuho Securities Company Ltd.	114,040	273,396
Unibail-Rodamco SE	1,180	272,860
Westfield Retail Trust	93,800	272,613
Mizuho Trust & Banking Company Ltd.	309,100	272,605
EFG Eurobank Ergasias S.A.	58,170	272,481
ING Groep N.V.*	22,080	271,825
SCOR SE	9,562	271,793
UOL Group Ltd.	66,850	271,036
Government Properties Trust, Inc.	79,970	271,012
Tokio Marine Holdings, Inc.	9,700	270,499
Mitsubishi UFJ Lease & Finance Company Ltd.	7,020	270,319
Sumitomo Mitsui Trust Holdings, Inc.	77,990	270,284
ORIX Corp.	2,790	269,972
National Bank of Greece S.A.	37,750	269,897
NKSJ Holdings, Inc.	41,000	269,412
Westpac Banking Corp.	11,270	269,044
Allianz AG	1,920	268,224
Lend Lease Group	27,880	268,200
Aeon Mall Company Ltd.	11,100	267,762
United Overseas Bank Ltd.	16,710	267,730
Hopewell Holdings Ltd.	84,500	267,670
Banco Bilbao Vizcaya Argentaria S.A.	22,800	267,496
Fonciere Des Regions	2,520	266,965
Hang Seng Bank Ltd.	16,710	266,915
Link REIT	77,990	266,090
Dexus Property Group	281,920	266,062
Land Securities Group plc	19,450	265,929
DBS Group Holdings Ltd.	22,280	265,916
Australia & New Zealand Banking Group Ltd.	11,270	265,902
Societe Generale S.A.	4,480	265,857
MS&AD Insurance Group Holdings	11,400	265,653
Hiroshima Bank Ltd.	61,000	265,201
NTT Urban Development Corp.	310	264,928
Bendigo and Adelaide Bank Ltd.	27,880	264,912
Hang Lung Group Ltd.	41,780	264,692
Sony Financial Holdings, Inc.	14,700	264,583
Muenchener Rueckversicherungs AG	1,730	264,562
British Land Company plc	27,080	264,434
Nomura Real Estate Office Fund, Inc. — Class A	40	264,331
Bankinter S.A.	38,920	264,321
Deutsche Bank AG	4,470	264,161
Mizrahi Tefahot Bank Ltd.	24,930	263,852
Old Mutual plc	123,320	263,798
Ascendas Real Estate Investment Trust	158,760	263,674
Gunma Bank Ltd.	50,000	263,338
Hachijuni Bank Ltd.	47,000	263,300
BNP Paribas S.A.	3,410	263,236
T&D Holdings, Inc.	11,100	262,661
Hang Lung Properties Ltd.	64,060	262,605
Sampo Oyj — Class A	8,130	262,570
Swiss Life Holding AG	1,600	262,417
Mirvac Group — Class REIT	195,690	262,333
Credit Agricole S.A.	17,420	261,976
Legal & General Group plc	138,170	261,861

22 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	Rydex|SGI SBL Fund
June 30, 2011	Series D (MSCI EAFE Equal Weight Series)

	Shares	Value

Israel Discount Bank Ltd. — Class A*	133,300	$261,710
Nomura Holdings, Inc.	53,200	261,688
Ageas	96,390	261,541
Groupe Bruxelles Lambert S.A.	2,940	261,490
Hysan Development Company Ltd.	52,920	261,482
Standard Chartered plc	9,940	261,281
QBE Insurance Group Ltd.	14,110	261,030
Aviva plc	37,030	260,811
Hannover Rueckversicherung AG	5,000	260,786
Hammerson plc	33,740	260,596
Suncorp Group Ltd.	29,840	260,494
AIA Group Ltd.*	75,200	260,437
Pargesa Holding S.A.	2,810	260,346
Standard Life plc	77,080	260,252
Baloise Holding AG	2,520	260,002
Aegon N.V.*	38,040	259,503
Investec plc	32,040	259,138
CFS Retail Property Trust	133,070	259,019
National Australia Bank Ltd. ADR	9,420	258,824
Stockland	70,680	258,479
Banco Santander S.A.	22,380	258,447
Bank Leumi Le-Israel BM	54,810	257,747
ICADE	2,090	257,723
Banco Popular Espanol S.A.	45,780	257,664
Mapfre S.A.	69,330	257,392
Klepierre	6,230	257,178
Gjensidige Forsikring ASA	20,860	257,168
Bank Hapoalim BM*	51,710	257,152
Corio N.V.	3,880	257,147
IMMOFINANZ AG*	60,310	257,141
Wheelock & Company, Ltd.	64,060	256,843
Goodman Group	339,460	256,656
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,669	256,624
Assicurazioni Generali SpA	12,160	256,585
Banco de Sabadell S.A.	62,010	256,295
Insurance Australia Group Ltd.	70,280	256,262
Deutsche Boerse AG	3,360	255,332
CaixaBank	36,580	255,325
Shizuoka Bank Ltd.	27,850	255,305
Westfield Group	27,450	254,938
SBI Holdings, Inc.	2,760	254,727
Oversea-Chinese Banking Corporation Ltd.	33,420	254,670
Investor AB — Class B	11,110	254,663
Shinsei Bank Ltd.	256,250	254,642
RSA Insurance Group plc	117,670	254,544
Gecina S.A.	1,820	254,359
Capital Shopping Centres Group plc	39,600	253,811
ICAP plc	33,410	253,544
Prudential plc	21,940	253,499
Banco Espirito Santo S.A.	68,010	253,478
UBS AG	13,890	253,251
Tryg A	4,390	253,235
3i Group plc[1]	56,140	253,155
HSBC Holdings plc	25,490	252,916
ASX Ltd.	7,720	252,104
Commerzbank AG	58,520	251,970
Wharf Holdings Ltd.	36,210	251,507
Henderson Land Development Company Ltd.	38,990	251,275
AMP Ltd.	47,890	251,147
CapitaLand Ltd.	106,000	251,128
Hong Kong Exchanges and Clearing Ltd.	11,980	251,094
Dai-ichi Life Insurance Company Ltd.	180	251,090
Raiffeisen Bank International AG	4,870	250,969
Ratos AB — Class B	13,060	250,844
BOC Hong Kong Holdings Ltd.	86,340	250,753
Julius Baer Group Ltd.	6,070	250,727
Zurich Financial Services AG	990	250,326
CapitaMall Trust	164,330	250,181
Admiral Group plc	9,390	250,139
Swiss Reinsurance Company Ltd.	4,470	249,710
Segro plc	49,830	249,650
Industrivarden AB — Class C	15,070	249,428
Bank of East Asia Ltd.	60,720	249,303
Randstad Holding N.V.	5,390	249,157
Pohjola Bank plc — Class A	19,240	248,888
Dexia S.A.*	79,821	248,533
Kerry Properties Ltd.	51,530	248,323
UniCredit SpA	117,150	248,044
KBC Groep N.V.	6,290	247,203
Exor SpA	7,900	246,893
CapitaMalls Asia Ltd.	206,060	246,608
DnB NOR ASA	17,670	246,340
Japan Retail Fund Investment Corp. — Class A	160	246,047
Macquarie Group Ltd.	7,340	245,992
Swire Pacific Ltd. — Class A	16,710	245,442
Schroders plc	9,880	245,117
Resolution Ltd.	51,920	244,957
Tokyu Land Corp.	58,000	244,954
Eurazeo	3,351	244,806
Lloyds Banking Group plc*	311,140	244,658
Mitsubishi Estate Company Ltd.	14,000	244,506
Cheung Kong Holdings Ltd.	16,710	244,368
Svenska Handelsbanken AB — Class A	7,920	244,268
Nordea Bank AB	22,690	243,909
Sun Hung Kai Properties Ltd.	16,710	243,294
Skandinaviska Enskilda Banken AB — Class A	29,745	243,102
Mediobanca SpA	23,960	242,710
Kinnevik Investment AB — Class B	10,880	241,652
Credit Suisse Group AG	6,200	241,127
Sino Land Company Ltd.	150,410	240,835
Swedbank AB — Class A	14,320	240,636
Barclays plc	58,480	240,621

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 23

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	Rydex|SGI SBL Fund
June 30, 2011	Series D (MSCI EAFE Equal Weight Series)

	Shares	Value

Banca Carige SpA	105,700	$239,590
Man Group plc	62,980	239,428
Japan Prime Realty Investment Corp.	90	238,122
Keppel Land Ltd.	80,770	238,042
Natixis	47,330	237,491
Bank of Cyprus plc	80,430	236,782
City Developments Ltd.	27,850	235,806
New World Development Ltd.	156,000	235,753
Banco Popolare SC	102,200	235,510
Royal Bank of Scotland Group plc ADR*	379,800	234,347
Danske Bank A	12,650	234,259
GAM Holding AG	13,960	229,125
Banco Comercial Portugues S.A. — Class R*	384,570	228,662
Unione di Banche Italiane SCPA	33,910	190,905
Banca Monte dei Paschi di Siena SpA	210,800	159,732
Intesa Sanpaolo SpA	51,300	136,592
Intesa Sanpaolo SpA-RSP	61,050	131,830

Total Financials		54,312,592

Industrials - 18.8%
NGK Insulators Ltd.	17,000	315,061
JGC Corp.	11,140	303,736
Furukawa Electric Company Ltd.	72,000	298,714
Kawasaki Heavy Industries Ltd.	75,000	297,187
Makita Corp.	6,400	296,528
JTEKT Corp.	20,010	293,048
Tobu Railway Company Ltd.	69,000	289,696
All Nippon Airways Company Ltd.	89,000	289,647
MAp Group	80,740	289,208
Kamigumi Company Ltd.	31,000	289,187
Mitsubishi Electric Corp.	25,000	288,802
Kintetsu Corp.	90,000	288,429
Chiyoda Corp.	25,070	287,431
SMC Corp.	1,600	286,988
GEA Group AG	7,930	283,884
NTN Corp.	50,000	283,212
Daikin Industries Ltd.	8,000	282,020
Nabtesco Corp.	11,700	281,655
Kinden Corp.	33,000	281,610
Keikyu Corp.	39,000	280,976
Toyota Tsusho Corp.	16,410	279,870
Mitsubishi Logistics Corp.	25,000	279,796
Safran S.A.	6,550	279,744
GS Yuasa Corp.	42,000	279,113
JS Group Corp.	10,860	278,970
TOTO Ltd.	36,000	278,591
Nippon Express Company Ltd.	69,000	278,554
Hitachi Construction Machinery Company Ltd.	12,500	278,554
Hino Motors Ltd.	48,000	278,442
Kawasaki Kisen Kaisha Ltd.	80,020	278,313
Obayashi Corp.	64,000	278,244
Toppan Printing Company Ltd.	36,000	278,144
International Consolidated Airlines Group S.A.*	68,540	278,116
NSK Ltd.	28,000	277,896
Asciano Ltd.	157,910	277,733
IHI Corp.	108,000	277,697
FANUC Corp.	1,670	277,555
Keisei Electric Railway Company Ltd.	47,000	277,312
Nidec Corp.	3,000	277,250
Weir Group plc	8,110	276,689
Komatsu Ltd.	8,900	276,049
Minebea Company Ltd.	52,000	275,809
Amada Company Ltd.	36,000	275,461
Keio Corp.	50,000	275,138
Koninklijke Boskalis Westminster N.V.	5,815	274,959
Koninklijke Vopak N.V.	5,600	274,417
Edenred	8,990	274,309
Yamato Holdings Company Ltd.	17,510	274,270
Thales S.A.	6,360	274,258
THK Company Ltd.	10,800	273,672
Groupe Eurotunnel S.A.	24,450	273,380
Siemens AG	1,990	273,299
Kurita Water Industries Ltd.	9,190	273,057
West Japan Railway Co.	7,000	273,027
Societe BIC S.A. ADR	2,820	272,533
Deutsche Post AG	14,160	272,091
Singapore Technologies Engineering Ltd.	111,000	272,010
Taisei Corp.	119,000	271,983
Orkla ASA	28,480	270,856
European Aeronautic Defence and Space Company N.V.	8,090	270,781
Sumitomo Corp.	20,010	270,677
Schneider Electric S.A.	1,620	270,646
Kajima Corp.	94,700	270,555
Sumitomo Heavy Industries Ltd.	39,000	270,319
Sumitomo Electric Industries Ltd.	18,610	269,770
Invensys plc	52,220	269,669
Wendel S.A.	2,190	269,292
Aggreko plc	8,670	268,246
Mitsui & Company Ltd.	15,600	268,187
ITOCHU Corp.	25,900	267,992
Babcock International Group plc	23,470	267,976
Sojitz Corp.	143,700	267,747
Bureau Veritas S.A.	3,170	267,741
Mitsui OSK Lines Ltd.	50,000	267,685
Ushio, Inc.	13,600	267,422
Asahi Glass Company Ltd.	23,000	267,412
Fuji Electric Company Ltd.	86,000	267,064
Cosco Corporation Singapore Ltd.	168,000	266,710
Deutsche Lufthansa AG	12,240	266,704
Mabuchi Motor Company Ltd.	5,300	266,629
Eiffage S.A.	4,020	266,018
Shimizu Corp.	64,060	265,773
Tokyu Corp.	64,000	265,524
Legrand S.A.	6,300	265,367

24 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	Rydex|SGI SBL Fund
June 30, 2011	Series D (MSCI EAFE Equal Weight Series)

	Shares	Value

Mitsui Engineering & Shipbuilding Company Ltd.	122,040	$265,288
Kone Oyj — Class B	4,220	265,177
Alstom S.A.	4,300	265,153
Ferrovial S.A.	20,970	265,063
ComfortDelGro Corporation Ltd.	222,830	264,863
Fomento de Construcciones y Contratas S.A.	8,680	264,661
Vinci S.A.	4,130	264,552
SembCorp Marine Ltd.	61,280	264,418
Kubota Corp.	30,000	264,207
Bunzl plc	21,110	264,066
Hochtief AG	3,160	263,963
Rolls-Royce Holdings plc	25,440	263,320
Secom Company Ltd.	5,500	262,686
Brambles Ltd.	33,900	262,489
Metso Oyj	4,620	262,440
QR National Ltd.*	72,320	262,150
Odakyu Electric Railway Company Ltd.	33,000	261,524
ACS Actividades de Construccion y Servicios S.A.	5,540	261,273
Fiat Industrial SpA*	20,240	261,237
Alfa Laval AB	12,120	261,146
Cie de St.-Gobain	4,030	260,981
Mitsubishi Heavy Industries Ltd.	55,710	260,887
Mitsubishi Corp.	10,500	260,853
Geberit AG	1,100	260,609
Aeroports de Paris	2,770	260,590
Fraport AG Frankfurt Airport Services Worldwide	3,240	260,544
Brenntag AG	2,240	260,399
SembCorp Industries Ltd.	64,060	260,245
Securitas AB — Class B	24,520	259,511
Vallourec S.A.	2,130	259,443
Auckland International Airport Ltd.	140,520	259,026
Finmeccanica SpA	21,370	258,622
SKF AB — Class B	8,920	258,048
Cathay Pacific Airways Ltd.	111,410	257,991
Abertis Infraestructuras S.A.	11,540	257,811
Marubeni Corp.	39,000	257,723
Experian plc	20,220	257,475
Assa Abloy AB — Class B	9,580	257,454
Volvo AB — Class B	14,730	257,306
Singapore Airlines Ltd.	22,280	257,209
Skanska AB — Class B	14,360	256,972
ABB Ltd.	9,910	256,943
MTR Corp.	72,420	256,858
Kuehne + Nagel International AG	1,690	256,475
Transurban Group	45,700	256,326
Wolseley plc	7,860	256,303
Nippon Yusen KK	69,000	255,413
DSV A	10,640	255,062
MAN SE	1,910	254,722
G4S plc	56,590	254,003
Prysmian SpA	12,590	253,242
Bouygues S.A.	5,760	253,230
Capita Group plc	21,980	252,198
Smiths Group plc	13,090	252,074
Atlantia SpA	11,823	251,703
East Japan Railway Co.	4,400	251,413
Keppel Corporation Ltd.	27,850	251,224
Adecco S.A.	3,910	250,653
Scania AB — Class B	10,800	250,460
BAE Systems plc	49,000	250,367
Intertek Group plc	7,910	250,317
Noble Group Ltd.	155,980	250,167
Nippon Sheet Glass Company Ltd.	80,770	249,820
Fraser and Neave Ltd.	52,920	249,456
Balfour Beatty plc	50,260	248,739
Serco Group plc	28,040	248,385
Wartsila Oyj	7,340	247,913
Toll Holdings Ltd.	47,620	247,688
Sandvik AB	14,082	246,877
Dai Nippon Printing Company Ltd.	22,000	246,767
SGS S.A.	130	246,765
Koninklijke Philips Electronics N.V.	9,600	246,561
Delek Group Ltd.	1,100	246,162
Japan Steel Works Ltd.	36,000	245,500
NWS Holdings Ltd.	183,000	245,044
Elbit Systems Ltd.	5,170	244,946
Yangzijiang Shipbuilding Holdings Ltd.	206,060	244,930
Air France-KLM	15,850	243,307
Cobham plc	71,400	242,335
Hexagon AB — Class B	9,830	242,106
Hutchison Whampoa Ltd.	22,280	240,503
Leighton Holdings Ltd.	10,750	240,375
Hutchison Port Holdings Trust — Class U*	284,000	239,980
Sulzer AG	1,470	239,172
Central Japan Railway Co.	30	235,513
Qantas Airways Ltd.	118,810	234,447
Zardoya Otis S.A.	15,880	233,980
Orient Overseas International Ltd.	34,510	222,182
Neptune Orient Lines Ltd.	178,000	221,721
PostNL N.V. ADR	25,370	215,307
Vestas Wind Systems A*	8,830	205,149
Bekaert S.A.	2,510	191,103
Atlas Copco AB — Class A	5,060	133,183
Atlas Copco AB — Class B	5,650	132,993
Schindler Holding AG-PART CERT	1,060	128,844
Schindler Holding AG	1,060	128,718
AP Moller — Maersk A/S — Class B	10	86,245
AP Moller — Maersk A/S — Class A	10	82,745

Total Industrials		47,150,075

Consumer Discretionary - 13.9%
Fast Retailing Company Ltd.	1,900	306,105
Porsche Automobil Holding SE	3,820	303,030
Koito Manufacturing Company Ltd.	17,000	295,845
Dentsu, Inc.	10,000	294,392
Jardine Cycle & Carriage Ltd.	8,360	292,665
ProSiebenSat.1 Media AG	10,260	290,890
Shimano, Inc.	5,300	290,659

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 25

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	Rydex|SGI SBL Fund
June 30, 2011	Series D (MSCI EAFE Equal Weight Series)

	Shares	Value

Nitori Holdings Company Ltd.	3,050	$289,069
Pirelli & C SpA	26,710	288,579
Daihatsu Motor Company Ltd.	17,000	288,032
Burberry Group plc	12,270	285,312
NHK Spring Company Ltd.	28,000	284,852
Sekisui Chemical Company Ltd.	33,420	284,364
Marui Group Company Ltd.	37,600	283,967
Daimler AG	3,760	283,002
Toyota Industries Corp.	8,600	282,554
Isetan Mitsukoshi Holdings Ltd.	28,910	281,900
Takashimaya Company Ltd.	41,000	281,635
Peugeot S.A.	6,290	281,593
J Front Retailing Company Ltd.	64,000	281,424
Stanley Electric Company Ltd.	16,100	280,983
Rinnai Corp.	3,900	280,976
Adidas AG	3,530	280,025
Toyota Boshoku Corp.	16,910	279,575
Jupiter Telecommunications Company Ltd.	250	279,486
Nissan Motor Company Ltd.	26,710	279,359
Tatts Group Ltd.	108,480	279,213
Sumitomo Rubber Industries Ltd.	23,120	278,572
Yamada Denki Company Ltd.	3,430	278,217
Fuji Heavy Industries Ltd.	36,000	278,144
Renault S.A.	4,690	278,081
Denso Corp.	7,500	277,809
Cie Generale des Etablissements Michelin — Class B	2,840	277,760
Panasonic Corp.	22,810	277,670
SES S.A.	9,890	277,603
Namco Bandai Holdings, Inc.	23,120	277,423
Aisin Seiki Company Ltd.	7,200	277,250
Hakuhodo DY Holdings, Inc.	5,210	276,987
Sands China Ltd.*	102,500	276,611
Toyoda Gosei Company Ltd.	12,200	275,960
Lagardere SCA	6,520	275,484
LVMH Moet Hennessy Louis Vuitton S.A.	1,530	275,358
Mazda Motor Corp.	105,000	275,200
NGK Spark Plug Company Ltd.	20,000	275,014
Fiat SpA	25,050	275,003
Yamaha Motor Company Ltd.	15,000	274,269
Singapore Press Holdings Ltd.	86,340	274,140
Mitsubishi Motors Corp.*	225,070	273,981
Nokian Renkaat Oyj	5,460	273,970
Autogrill SpA	20,850	273,646
Isuzu Motors Ltd.	58,000	273,051
Crown Ltd.	28,480	272,751
PPR	1,530	272,473
Continental AG	2,590	272,127
USS Company Ltd.	3,510	271,627
Toho Company Ltd.	16,400	271,551
ABC-Mart, Inc.	6,700	271,312
Sodexo	3,460	271,260
Christian Dior S.A.	1,720	270,640
Societe Television Francaise 1	14,860	270,241
Eutelsat Communications S.A.	6,010	270,191
Publicis Groupe S.A.	4,840	269,883
Rakuten, Inc.	260	268,381
Bridgestone Corp.	11,700	268,284
Yamaha Corp.	23,610	267,759
Nikon Corp.	11,400	267,494
WPP plc	21,370	267,489
Luxottica Group SpA	8,330	267,217
Pearson plc	14,170	267,187
Cie Financiere Richemont S.A.	4,080	267,131
Inditex S.A.	2,930	267,016
Suzuki Motor Corp.	11,900	266,810
Reed Elsevier plc	29,360	266,438
Shimamura Company Ltd.	2,800	266,418
NOK Corp.	15,600	266,056
Next plc	7,130	265,909
Reed Elsevier N.V.	19,800	265,752
Harvey Norman Holdings Ltd.	99,400	265,436
JCDecaux S.A.	8,280	265,433
Vivendi S.A.	9,540	265,288
Honda Motor Company Ltd.	6,900	264,412
British Sky Broadcasting Group plc ADR	19,450	264,213
Sky City Entertainment Group Ltd.	88,070	264,126
Compass Group plc	27,380	264,068
Lifestyle International Holdings Ltd.	90,520	264,056
Axel Springer AG	5,340	263,767
Sony Corp.	10,000	262,965
Metropole Television S.A.	11,340	262,388
Toyota Motor Corp.	6,400	262,344
McDonald’s Holdings Company Japan Ltd.	10,310	262,280
Benesse Holdings, Inc.	6,100	261,791
Sega Sammy Holdings, Inc.	13,600	261,678
ITV plc*	227,720	261,102
Wolters Kluwer N.V.	11,780	261,037
TUI AG	24,020	260,561
Sanoma Oyj	14,020	259,844
Accor S.A.	5,810	259,809
Sekisui House Ltd.	28,000	259,462
Genting Singapore plc*	164,330	258,208
Sankyo Company Ltd.	5,000	257,437
SJM Holdings Ltd.	108,630	257,137
Whitbread plc	9,920	256,935
Carnival plc	6,630	256,625
Mediaset Espana Comunicacion S.A.	29,520	256,478
Galaxy Entertainment Group Ltd.*	119,770	256,110
Casio Computer Co. Ltd.	36,410	255,533
Intercontinental Hotels Group plc	12,490	255,352
Sharp Corp.	28,000	254,245
Oriental Land Company Ltd.	3,000	254,146
Modern Times Group AB — Class B	3,840	253,560
Asics Corp.	16,710	248,455
TUI Travel plc	68,850	247,822
Hennes & Mauritz AB — Class B	7,160	246,861
Wynn Macau Ltd.	75,760	246,799
Pandora A	7,840	246,319
Shangri-La Asia Ltd.	100,270	245,337
Fairfax Media Ltd.	232,100	243,936

26 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	Rydex|SGI SBL Fund
June 30, 2011	Series D (MSCI EAFE Equal Weight Series)

	Shares	Value

Yue Yuen Industrial Holdings Ltd.	76,600	$243,137
Kingfisher plc	56,360	241,666
Kabel Deutschland Holding AG*	3,900	239,809
Mediaset SpA	50,870	239,171
Li & Fung Ltd.	120,040	239,102
Marks & Spencer Group plc	40,560	235,165
Electrolux AB	9,800	233,776
OPAP S.A.	14,510	226,209
Husqvarna AB — Class B	33,540	222,105
Esprit Holdings Ltd.	70,720	219,929
Home Retail Group plc	75,250	197,559
Bayerische Motoren Werke AG	1,500	149,685
Volkswagen AG	790	145,157
Echo Entertainment Group Ltd.*	31,950	140,827
Swatch Group AG-BR	270	136,092
Swatch Group AG	1,490	133,795
TABCORP Holdings Ltd.	31,950	112,730

Total Consumer Discretionary		35,015,355

Materials - 11.1%
Voestalpine AG	5,320	293,678
Daido Steel Company Ltd.	44,000	292,951
OJI Paper Company Ltd.	61,000	291,721
ThyssenKrupp AG	5,610	291,544
Sumitomo Metal Industries Ltd.	130,040	290,755
Mitsui Chemicals, Inc.	80,000	290,168
Toyo Seikan Kaisha Ltd.	17,210	287,956
JFE Holdings, Inc.	10,500	287,460
Nippon Steel Corp.	89,000	287,436
Iluka Resources Ltd.	15,900	286,130
Asahi Kasei Corp.	42,000	281,722
Kansai Paint Company Ltd.	31,000	281,486
Hitachi Metals Ltd.	20,000	281,473
Makhteshim-Agan Industries Ltd.	50,370	281,281
BASF SE	2,860	280,256
ArcelorMittal	7,980	277,689
Sumitomo Metal Mining Company Ltd.	17,000	277,685
Sims Metal Management Ltd.	14,660	277,494
Nippon Paper Group, Inc.	12,500	276,691
Daicel Chemical Industries Ltd.	42,000	276,505
Orica Ltd.	9,560	276,204
Kobe Steel Ltd.	122,040	275,899
Linde AG	1,570	275,271
Air Liquide S.A.	1,920	275,213
Solvay S.A.	1,780	275,047
Salzgitter AG	3,600	274,562
Rio Tinto plc	3,810	274,523
Kazakhmys plc	12,310	272,414
Randgold Resources Ltd.	3,230	272,385
Rio Tinto Ltd.	3,060	272,346
Toray Industries, Inc.	37,000	272,082
Antofagasta plc	12,170	272,050
Israel Corporation Ltd.	250	271,867
Mitsubishi Chemical Holdings Corp.	38,510	271,706
CRH plc ADR	12,220	270,610
Taiyo Nippon Sanso Corp.	34,000	269,871
Mitsubishi Materials Corp.	86,000	269,201
Incitec Pivot Ltd.	64,970	268,952
Showa Denko KK	130,000	268,058
James Hardie Industries SE*	42,650	268,035
Tosoh Corp.	66,850	267,383
Shin-Etsu Chemical Company Ltd.	5,000	266,754
Amcor Ltd.	34,510	266,472
Cimpor Cimentos de Portugal SGPS S.A.	34,870	266,449
BHP Billiton plc	6,730	264,761
Anglo American plc	5,340	264,536
Air Water, Inc.	22,000	264,257
Nisshin Steel Company Ltd.	139,000	264,170
BHP Billiton Ltd.	5,620	263,988
Umicore S.A.	4,830	263,442
Sumitomo Chemical Company Ltd.	53,000	263,338
OneSteel Ltd.	132,360	262,605
Mitsubishi Gas Chemical Company, Inc.	36,000	262,493
Eramet	790	261,672
Maruichi Steel Tube Ltd.	10,580	261,527
Fortescue Metals Group Ltd.	38,270	260,619
Kuraray Company Ltd.	17,830	260,235
Syngenta AG	770	259,902
Israel Chemicals Ltd.	16,320	259,017
Fletcher Building Ltd.	36,190	258,446
UPM-Kymmene Oyj	14,120	258,217
Koninklijke DSM N.V.	3,970	257,671
K+S AG	3,350	257,487
Ube Industries Ltd.	86,000	257,450
Wacker Chemie AG	1,190	257,311
Novozymes A — Class B	1,580	257,113
Hitachi Chemical Company Ltd.	13,000	256,916
Imerys S.A.	3,640	256,524
JSR Corp.	13,300	256,401
Boral Ltd.	54,120	255,379
Kaneka Corp.	39,000	255,301
Rautaruukki Oyj	11,270	254,639
Norsk Hydro ASA	33,220	254,411
Teijin Ltd.	58,000	254,320
Acerinox S.A.	13,930	254,136
Denki Kagaku Kogyo KK	53,000	254,121
Newcrest Mining Ltd.	6,280	253,975
Givaudan S.A.	240	253,901
Lanxess AG	3,090	253,635
Vedanta Resources plc	7,520	252,577
Nitto Denko Corp.	5,000	252,469
Holcim Ltd.	3,340	252,049
Boliden AB	13,610	251,296
Yamato Kogyo Company Ltd.	8,080	250,314
Arkema S.A.	2,430	250,171
OZ Minerals Ltd.	17,660	249,999
Stora Enso Oyj	23,810	249,823
Xstrata plc	11,350	249,804
Fresnillo plc	11,100	249,734
Yara International ASA	4,430	249,419
Rexam plc	40,450	248,419
MacArthur Coal Ltd.	20,970	246,256

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 27

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	Rydex|SGI SBL Fund
June 30, 2011	Series D (MSCI EAFE Equal Weight Series)

	Shares	Value

Lafarge S.A.	3,860	$245,998
HeidelbergCement AG	3,840	245,169
Alumina Ltd.	108,010	244,411
Sika AG	100	241,080
Svenska Cellulosa AB — Class B	17,120	241,003
Johnson Matthey plc	7,630	240,599
Eurasian Natural Resources Corp. plc	19,140	240,037
Outokumpu Oyj	18,070	239,387
SSAB AB — Class A	15,930	238,101
Holmen AB — Class B	7,630	237,857
Lonmin plc	10,110	235,573
Akzo Nobel N.V.	3,690	232,782
Lynas Corporation Ltd.*	105,270	223,534
BlueScope Steel Ltd.	170,890	220,840

Total Materials		27,838,052

Information Technology - 6.7%
Dena Company Ltd.	7,500	321,874
Keyence Corp.	1,100	310,714
Konami Corp.	12,810	301,693
Square Enix Holdings Company Ltd.	16,410	294,342
United Internet AG	13,760	289,248
Yokogawa Electric Corp.	33,980	288,284
Hamamatsu Photonics KK	6,680	287,513
Omron Corp.	10,300	285,056
Fujitsu Ltd.	50,000	284,454
Hoya Corp.	12,800	282,059
Citizen Holdings Company Ltd.	47,310	281,492
Shimadzu Corp.	30,640	279,359
Hitachi High-Technologies Corp.	12,800	279,198
Nomura Research Institute Ltd.	12,800	279,039
Yaskawa Electric Corp.	25,000	278,865
Brother Industries Ltd.	18,910	278,347
Yahoo Japan Corp.	810	277,697
FUJIFILM Holdings Corp.	8,900	276,270
Hitachi Ltd.	47,000	276,144
Ricoh Company Ltd.	25,000	276,070
Itochu Techno-Solutions Corp.	7,800	275,841
Trend Micro, Inc.	8,900	275,164
TDK Corp.	5,000	273,896
Seiko Epson Corp.	15,880	273,790
Capital Gemini S.A.	4,660	273,024
Otsuka Corp.	4,400	273,002
Alcatel-Lucent*	47,150	272,691
Murata Manufacturing Company Ltd.	4,100	272,468
Amadeus IT Holding S.A. — Class A*	12,970	269,162
Rohm Company Ltd.	4,700	268,263
NICE Systems Ltd.*	7,450	268,230
ASM Pacific Technology Ltd.	19,500	267,127
Dassault Systemes S.A.	3,130	266,496
ARM Holdings plc	28,260	266,433
Konica Minolta Holdings, Inc.	32,010	266,004
Oracle Corporation Japan	6,100	265,201
NTT Data Corp.	80	264,431
Indra Sistemas S.A.	12,720	262,498
Toshiba Corp.	50,000	262,096
Gree, Inc.	11,980	260,567
Canon, Inc.	5,500	260,294
SAP AG	4,290	259,745
Advantest Corp.	14,200	259,641
Telefonaktiebolaget LM Ericsson — Class B	17,990	259,364
Infineon Technologies AG ADR	23,050	259,131
Sage Group plc	55,750	258,464
Ibiden Company Ltd.	8,300	258,263
AtoS	4,550	257,078
Neopost S.A.	2,978	255,843
Hirose Electric Company Ltd.	2,500	255,264
Tokyo Electron Ltd.	4,700	255,127
Nippon Electric Glass Company Ltd.	20,000	254,891
Kyocera Corp.	2,510	254,102
Computershare Ltd.	26,540	252,464
Nokia Oyj	38,940	252,428
ASML Holding N.V.	6,850	252,324
Sumco Corp.	14,760	247,879
Autonomy Corp. plc*	9,000	246,538
STMicroelectronics N.V.	23,830	237,453
Elpida Memory, Inc.*	19,500	227,688
Foxconn International Holdings Ltd.*	470,150	206,627
Nintendo Company Ltd.	1,100	205,913
NEC Corp.	90,000	204,584
Renewable Energy Corp. ASA*	112,740	193,853

Total Information Technology		16,979,060

Consumer Staples - 6.7%
Foster’s Group Ltd.	57,360	316,806
Suedzucker AG	8,450	300,293
Yamazaki Baking Company Ltd.	22,280	297,786
Unicharm Corp.	6,680	291,247
Shiseido Company Ltd.	15,600	290,471
Nippon Meat Packers, Inc.	20,000	285,697
Metcash Ltd.	63,855	284,196
Yakult Honsha Company Ltd.	9,700	279,776
Kirin Holdings Company Ltd.	20,000	277,995
Aeon Company Ltd.	23,110	277,877
Lawson, Inc.	5,300	277,492
L’Oreal S.A.	2,120	275,349
FamilyMart Company Ltd.	7,500	274,828
Coca Cola Hellenic Bottling Company S.A.	10,220	274,490
Nisshin Seifun Group, Inc.	22,010	273,946
Asahi Group Holdings Ltd.	13,650	273,831
Jeronimo Martins SGPS S.A.	14,230	273,229
Coca-Cola West Company Ltd.	14,200	271,635
Danone	3,630	270,848
Woolworths Ltd.	9,100	270,819
Wilmar International Ltd.	61,280	270,404
Kao Corp.	10,300	269,958
Parmalat SpA	71,750	269,914
Japan Tobacco, Inc.	70	269,114
MEIJI Holdings Company Ltd.	6,400	269,101

28 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	Rydex|SGI SBL Fund
June 30, 2011	Series D (MSCI EAFE Equal Weight Series)

	Shares	Value

Seven & I Holdings Company Ltd.	10,000	$267,934
Unilever N.V.	8,160	267,503
Heineken N.V.	4,420	265,822
Unilever plc	8,210	264,290
Ajinomoto Company, Inc.	22,280	263,746
Golden Agri-Resources Ltd.	476,290	263,679
Nissin Foods Holdings Company Ltd.	7,240	263,232
Toyo Suisan Kaisha Ltd.	11,140	262,915
Kikkoman Corp.	25,000	262,406
SABMiller plc	7,190	262,031
Beiersdorf AG	4,020	260,888
Associated British Foods plc	15,020	260,798
British American Tobacco plc	5,940	260,277
Pernod-Ricard S.A.	2,640	260,229
Reckitt Benckiser Group plc	4,710	259,932
Heineken Holding N.V.	5,070	259,401
Coca-Cola Amatil Ltd.	21,180	259,398
Nestle S.A.	4,140	257,273
Kerry Group plc — Class A	6,210	256,802
Aryzta AG	4,790	256,648
Anheuser-Busch InBev N.V. — Class 2	4,410	255,819
Diageo plc	12,500	255,356
WM Morrison Supermarkets plc	53,290	254,499
Swedish Match AB	7,530	252,476
Koninklijke Ahold N.V.	18,670	250,883
Carlsberg A — Class B	2,300	250,190
Tesco plc	38,610	249,077
Kesko Oyj — Class B	5,350	248,899
J Sainsbury plc	46,820	247,418
Carrefour S.A.	6,010	246,832
Imperial Tobacco Group plc	7,430	246,812
Olam International Ltd.	111,410	246,711
Metro AG	3,990	241,813
Delhaize Group S.A.	3,220	241,424
Casino Guichard Perrachon S.A.	2,550	240,374
Colruyt S.A.	4,630	231,651
Lindt & Spruengli AG	60	186,965
Wesfarmers Ltd.-PPS	3,720	128,661
Wesfarmers Ltd.	3,760	128,432
Henkel AG & Company KGaA	2,230	127,824

Total Consumer Staples		16,754,422

Health Care - 5.6%
Elan Corporation plc*	27,000	313,169
Alfresa Holdings Corp.	7,500	290,665
Olympus Corp.	8,630	289,543
Sysmex Corp.	7,520	282,099
Sonic Healthcare Ltd.	20,290	280,050
Fresenius Medical Care AG & Co. KGaA	3,680	275,113
Coloplast A — Class B	1,810	274,834
Tsumura & Company	8,600	274,542
Eisai Company Ltd.	6,960	271,034
Santen Pharmaceutical Company Ltd.	6,680	270,502
Sanofi	3,360	270,145
Miraca Holdings, Inc.	6,680	270,088
Dainippon Sumitomo Pharma Company Ltd.	28,410	269,261
Synthes, Inc.[2]	1,530	269,133
Ono Pharmaceutical Company Ltd.	5,010	267,598
Astellas Pharma, Inc.	6,900	266,983
Cie Generale d’Optique Essilor International S.A.	3,290	266,855
Kyowa Hakko Kirin Company Ltd.	28,000	266,070
Novo Nordisk A — Class B	2,120	266,056
Medipal Holdings Corp.	30,010	265,414
Otsuka Holdings Company Ltd.	10,030	265,374
Daiichi Sankyo Company Ltd.	13,600	265,057
Orion Oyj — Class B	10,250	264,147
Fresenius SE & Company KGaA	2,530	264,099
Ramsay Health Care Ltd.	13,540	263,990
Mitsubishi Tanabe Pharma Corp.	15,800	263,971
Shire plc	8,440	263,297
Chugai Pharmaceutical Company Ltd.	16,100	263,184
Merck KGaA	2,420	263,005
GlaxoSmithKline plc ADR	12,260	262,454
Suzuken Company Ltd.	11,400	262,396
Grifols S.A.	13,040	261,727
Bayer AG	3,250	261,301
CSL Ltd.	7,360	260,949
Hisamitsu Pharmaceutical Company, Inc.	6,130	260,794
QIAGEN N.V.*	13,500	258,821
Shionogi & Company Ltd.	15,800	258,083
Getinge AB — Class B	9,540	256,077
Terumo Corp.	4,740	255,237
Smith & Nephew plc	23,900	255,051
AstraZeneca plc	5,090	253,867
Takeda Pharmaceutical Company Ltd.	5,500	253,804
William Demant Holding A*	2,810	253,602
Novartis AG	4,130	252,967
Roche Holding AG	1,510	252,684
UCB S.A.	5,580	250,738
Taisho Pharmaceutical Company Ltd.	11,140	250,461
Teva Pharmaceutical Industries Ltd.	5,200	250,035
Cochlear Ltd.	3,130	241,686
Lonza Group AG	3,080	241,037
Actelion Ltd.	4,890	240,836
Sonova Holding AG	2,530	236,210
Straumann Holding AG	970	233,617
Celesio AG	11,100	221,340

Total Health Care		14,161,052

Utilities - 5.2%
Chubu Electric Power Company, Inc.	16,910	329,777
Tohoku Electric Power Company, Inc.	22,810	328,954
Chugoku Electric Power Company, Inc.	18,910	326,970

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 29

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	Rydex|SGI SBL Fund
June 30, 2011	Series D (MSCI EAFE Equal Weight Series)

	Shares	Value

Kyushu Electric Power Company, Inc.	17,510	$314,725
Kansai Electric Power Company, Inc.	15,600	310,043
Electric Power Development Company Ltd.	11,400	307,993
Hokkaido Electric Power Company, Inc.	18,100	300,599
Hokuriku Electric Power Co.	15,600	297,254
Toho Gas Company Ltd.	55,000	297,187
Shikoku Electric Power Company, Inc.	13,000	294,702
Gas Natural SDG S.A.	14,010	293,488
Cheung Kong Infrastructure Holdings Ltd.	56,000	290,733
Osaka Gas Company Ltd.	76,000	287,932
Public Power Corp. S.A.	20,080	287,710
Power Assets Holdings Ltd.	37,600	284,596
Tokyo Gas Company Ltd.	62,000	279,560
Tokyo Electric Power Company, Inc.	68,520	277,468
Enagas S.A.	11,290	273,593
AGL Energy Ltd.	17,360	272,748
SP AusNet — Class Miscellaneous	268,280	271,891
CLP Holdings Ltd.	30,640	271,487
Iberdrola S.A.	30,080	267,712
Snam Rete Gas SpA	45,140	267,351
Red Electrica Corp. S.A.	4,410	266,212
E.ON AG	9,370	266,132
Iberdrola Renovables S.A.	60,080	265,396
GDF Suez	7,240	264,957
Centrica plc	50,860	263,788
Enel Green Power SpA	95,300	262,868
Scottish & Southern Energy plc	11,740	262,438
International Power plc ADR	50,730	261,893
Acciona S.A.	2,450	260,047
Hong Kong & China Gas Company Ltd.	114,200	259,462
Verbund AG	5,930	257,994
EDF S.A.	6,560	257,862
EDP Renovaveis S.A.*	38,980	257,153
EDP — Energias de Portugal S.A. ADR	71,560	254,152
National Grid plc	25,840	253,776
Terna Rete Elettrica Nazionale SpA	54,500	253,393
Suez Environnement Co.	12,690	253,137
Enel SpA	38,750	253,107
Severn Trent plc	10,690	252,347
United Utilities Group plc	26,010	249,811
Veolia Environnement S.A.	8,810	248,502
A2A SpA	157,300	245,001
Contact Energy Ltd.*	53,870	239,214
Fortum Oyj	7,950	230,239
RWE AG	2,230	123,652

Total Utilities		12,997,006

Energy - 4.0%
Galp Energia SGPS S.A. — Class B	12,580	300,110
Inpex Corp.	40	294,143
OMV AG	6,410	280,039
Tonen General Sekiyu KK	22,280	273,432
JX Holdings, Inc.	40,610	271,894
Repsol YPF S.A.	7,810	271,150
SBM Offshore N.V.	10,110	267,430
John Wood Group plc	25,740	267,252
Total S.A.	4,620	267,197
Technip S.A.	2,480	265,893
Idemitsu Kosan Company Ltd.	2,500	265,822
ENI SpA	11,100	262,549
Cie Generale de Geophysique — Veritas*	7,110	261,901
BG Group plc	11,500	260,948
Japan Petroleum Exploration Co.	5,570	260,494
Saipem SpA	5,040	260,204
Seadrill Ltd.	7,380	259,814
Origin Energy Ltd.	15,220	257,734
Subsea 7 S.A.	10,030	256,417
Statoil ASA	10,100	255,772
BP plc	34,550	254,267
Showa Shell Sekiyu KK	27,300	252,297
Cosmo Oil Company Ltd.	89,000	252,059
WorleyParsons Ltd.	8,320	251,978
Tenaris S.A.	10,990	251,022
Transocean Ltd.	3,840	249,819
Fugro N.V.	3,440	248,041
Santos Ltd.	16,900	245,403
Petrofac Ltd.	10,090	244,984
Cairn Energy plc*	36,670	244,094
AMEC plc	13,970	243,688
Aker Solutions ASA	12,050	241,264
Neste Oil Oyj	15,380	241,111
Tullow Oil plc	12,002	238,634
Woodside Petroleum Ltd.	5,350	235,240
Essar Energy plc*	35,490	232,993
Caltex Australia Ltd.	17,670	222,853
Paladin Energy Ltd.*	79,210	214,070
Royal Dutch Shell plc — Class B	3,620	129,196
Royal Dutch Shell plc — Class A	3,620	128,848

Total Energy		9,982,056

Telecommunication Services - 3.4%
PCCW Ltd.	690,210	297,133
KDDI Corp.	40	286,690
Mobistar S.A.	3,720	282,581
Deutsche Telekom AG	17,870	280,276
Iliad S.A.	2,080	279,113
Belgacom S.A.	7,640	272,505
Telecom Corporation of New Zealand Ltd.	133,550	271,625
Tele2 AB — Class B	13,610	268,938
Nippon Telegraph & Telephone Corp.	5,600	268,853

30 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	Rydex|SGI SBL Fund
June 30, 2011	Series D (MSCI EAFE Equal Weight Series)

	Shares	Value

Telefonica S.A.	10,960	$267,980
TDC A/S	29,270	267,120
Swisscom AG	580	265,925
StarHub Ltd.	116,980	265,712
Singapore Telecommunications Ltd.	103,060	265,139
Bezeq The Israeli Telecommunication Corporation Ltd.	104,730	263,918
Koninklijke KPN N.V.	18,130	263,714
Telekom Austria AG ADR	20,550	262,258
BT Group plc	80,570	260,529
Elisa Oyj*	12,060	259,722
Softbank Corp.	6,900	259,698
Telenor ASA	15,740	257,806
Telstra Corporation Ltd.	82,620	256,069
Vodafone Group plc	95,760	254,018
TeliaSonera AB ADR	34,180	250,712
NTT DoCoMo, Inc.	140	248,680
France Telecom S.A.	11,630	247,341
Cellcom Israel Ltd.	8,790	244,112
Hellenic Telecommunications Organization S.A.	26,050	242,914
Portugal Telecom SGPS S.A.	24,370	241,633
Millicom International Cellular S.A.	2,300	239,970
Inmarsat plc	26,830	239,173
Partner Communications Company Ltd.	15,560	234,607
Telecom Italia SpA	93,850	130,591
Telecom Italia SpA-RSP	108,810	126,633

Total Telecommunication Services		8,623,688

Total Common Stocks (Cost $243,567,706)		243,813,358

PREFERRED STOCKS† - 0.2%
Volkswagen AG	750	154,829
Bayerische Motoren Werke AG	2,230	141,762
Henkel AG & Company KGaA	1,880	130,514
RWE AG	2,420	123,518

Total Preferred Stocks (Cost $504,919)		550,623

RIGHTS†† - 0.0%
Banca Monte dei Paschi di Siena SpA Expires 07/11/11	210,800	16,202
Eurazeo Expires 12/30/11	3,653	6,251
Rolls-Royce Group plc Expires 07/06/11[2]	2,508,576	4,026
Banco Popular Espanol S.A. Expires 07/20/11	45,780	3,320
Criteria Caixacorp S.A. Expires 08/01/11	36,580	2,759
Zardoya Otis S.A. Expires 07/04/11	80	61
Olam International Ltd. Expires 12/30/11[2]	5,063	—
Newton Resources Ltd Expires 07/22/11[2]	3,088	—

Total Rights (Cost $52,223)		32,619

EXCHANGE TRADED FUNDS† - 2.5%
iShares MSCI EAFE Index Fund	86,100	5,178,054
iShares MSCI Japan Index Fund	94,200	982,506
iShares MSCI Singapore Index Fund	7,400	101,602
iShares MSCI Hong Kong Index Fund	5,200	96,304

Total Exchange Traded Funds (Cost $6,434,526)		6,358,466

SHORT TERM INVESTMENTS†† - 0.2%
State Street General Account U.S. Government Fund	345,926	345,926

Total Short Term Investments (Cost $345,926)		345,926

Total Investments - 99.9% (Cost $250,905,300)		$251,100,992

Cash & Other Assets, Less Liabilities - 0.1%		250,088

Total Net Assets - 100.0%		$251,351,080

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

1	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $269,133 (cost $255,495), or 0.1% of total net assets.

2	All or a portion of this security was fair valued by the Valuation Committee at June 30, 2011. The total market value of fair valued securities amounts to $4,026 (cost $20,032), or 0.0% of total net assets.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT Real Estate Investment Trust

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 31

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	Rydex|SGI SBL Fund
June 30, 2011	Series D (MSCI EAFE Equal Weight Series)
INVESTMENT CONCENTRATION
At June 30, 2011, the investment diversification of the
Series was as follows:

	% Of
Country	Net Assets	Value

Japan	34.4%	$87,323,147
United Kingdom	10.1	25,701,399
France	7.1	18,806,952
Australia	7.1	17,661,491
Germany	5.3	12,568,412
Hong Kong	3.5	9,004,007
Switzerland	3.6	8,499,444
Sweden	3.2	7,736,684
Singapore	3.0	7,503,797
United States	2.7	6,973,525
Spain	2.6	6,842,462
Italy	2.9	6,804,624
Netherlands	2.5	6,312,148
Finland	1 ·7	4,319,414
Israel	1 ·4	3,604,636
Belgium	1.3	3,283,077
Denmark	1 ·3	2,931,929
Norway	0.9	2,226,889
Austria	0.9	2,138,655
Portugal	0.8	2,074,867
Greece	0.8	1,868,290
New Zealand	0.5	1,292,437
Luxembourg	0.4	1,046,284
Ireland	0.3	795,447
Bermuda	0 ·3	711,389
Jersey	0.2	529,860
Macau	0.2	523,410
Mauritius	0.2	496,672
China	0.2	451,671
Iran (Islamic Republic of)	0.2	313,169
Bangladesh	0.1	259,814
Isle Of Man	0.1	258,208
Cyprus	0.1	236,782

Total Investments	99.9%	$251,100,992

32 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011
Rydex|SGI SBL Fund
Series D (MSCI EAFE Equal Weight Series)

Assets:
Investments, at value (cost $250,905,300)	$251,100,992
Foreign currency, at value (cost 266,029)	267,322
Prepaid expenses	33,769
Receivables:
Securities sold	341,801
Fund shares sold	1,207
Dividends	486,759
Foreign taxes reclaim	142,718
Interest	1,652

Total assets	252,376,220

Liabilities:
Payable for:
Fund shares redeemed	759,185
Management fees	143,857
Transfer agent/maintenance fees	2,091
Fund Accounting/Administration fees	30,826
Directors’ fees	7,506
Foreign taxes	900
Other	80,775

Total liabilities	1,025,140

Net assets	$251,351,080

Net assets consist of:
Paid in capital	$274,528,502
Undistributed net investment income	601,442
Accumulated net realized loss on investments	(23,991,022)
Net unrealized appreciation on investments	212,158

Net assets	$251,351,080

Capital shares outstanding	23,940,437
Net asset value per share	$10.50

STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended June 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $324,885)	$3,588,881
Interest	34

Total investment income	3,588,915

Expenses:
Management fees	1,187,699
Transfer agent/maintenance fees	12,609
Fund Accounting/Administration fees	197,107
Directors’ fees*	14,692
Miscellaneous	179,500

Total expenses	1,591,607

Net investment income	1,997,308

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	44,132,972
Futures contracts	1,465,729
Foreign currency	(446,009)

Net realized gain	45,152,692

Net change in unrealized appreciation (depreciation) on:
Investments	(40,876,834)
Foreign currency	56,419

Net change in unrealized appreciation (depreciation)	(40,820,415)

Net realized and unrealized gain	4,332,277

Net increase in net assets resulting from operations	$6,329,585

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 33

STATEMENTS OF CHANGES IN NET ASSETS	Rydex|SGI SBL Fund
Series D (MSCI EAFE Equal Weight Series)

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$1,997,308	$1,249,884
Net realized gain on investments	45,152,692	23,779,086
Net change in unrealized appreciation (depreciation) on investments	(40,820,415)	12,068,682

Net increase in net assets resulting from operations	6,329,585	37,097,652

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	7,423,136	32,674,755
Cost of shares redeemed	(32,046,381)	(70,209,110)

Net decrease from capital share transactions	(24,623,245)	(37,534,355)

Net decrease in net assets	(18,293,660)	(436,703)

Net assets:
Beginning of period	269,644,740	270,081,443

End of period	$251,351,080	$269,644,740

Undistributed net investment income at end of period	$601,442	$382,985

Capital share activity:
Shares sold	708,814	3,626,239
Shares redeemed	(3,074,404)	(7,794,783)

Net decrease in shares	(2,365,590)	(4,168,544)

34 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

FINANCIAL HIGH LIGHTS	Rydex|SGI SBL Fund
Series D (MSCI EAFE Equal Weight Series)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008[f]	2007[g]	2006

Per Share Data
Net asset value, beginning of period	$10.25	$8.86	$7.40	$12.01	$11.03	$9.40

Income (loss) from investment operations:
Net investment income[b]	.08	.04	.09	.11	.08	.03
Net gain (loss) on investments (realized and unrealized)	.17	1.35	1.37	(4.72)	.90	1.60

Total from investment operations	.25	1.39	1.46	(4.61)	.98	1.63

Net asset value, end of period	$10.50	$10.25	$8.86	$7.40	$12.01	$11.03

Total Return[c]	2.44%	15.69%	19.73%	(38.38%)	8.88%	17.34%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$251,351	$269,645	$270,081	$275,965	$550,177	$571,006

Ratios to average net assets:
Net investment income	1.52%	0.49%	1.12%	1.09%	0.67%	0.32%
Total expenses[d,h]	1.21%	1.26%	1.27%	1.26%	1.26%	1.24%
Net expenses[e]	1.21%	1.26%	1.27%	1.25%	1.26%	1.24%

Portfolio turnover rate	141%	283%	317%	302%	115%	23%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers and reimbursements, as applicable.

[f]	Security Global Investors, LLC (SGI) became the sub-advisor of Series D effective May 1, 2008. Prior to May 1, 2008, Oppenheimer sub-advised 50% of Series D and SGI sub-advised 50%.

[g]	Security Global Investors, LLC (SGI) became sub-advisor of 50% of Series D effective August 1, 2007. Oppenheimer sub-advised the remaining 50%. Prior to August 1, 2007, Oppenheimer sub-advised the Series.

[h]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager, as applicable.

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 35

FUND PROFILE (Unaudited)	June 30, 2011
SERIES E (U.S. INTERMEDIATE BOND SERIES)
OBJECTIVE: Seeks to provide current income.
Inception Date: April 26, 1985
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
Portfolio Composition by Quality Rating
(Based on Standard and Poor’s Ratings)

% of Total
Rating	Investments

Fixed Income Instruments
AAA	41.4%
BBB+	12.4%
A	11.9%
AA-	8.8%
BBB	6.0%
AA+	4.5%
A-	4.4%
Other	8.9%
Other Instruments
Preferred Stocks	1.7%

Total Investments	100.0%

The chart above reflects percentages of the value of total investments.
Ten Largest Holdings
(% of Total Net Assets)

U.S. Treasury Notes	39.1%
Omnicom Group, Inc.	3.8%
General Electric Capital Corp.	3.2%
Praxair, Inc.	3.0%
American Water Capital Corp.	2.6%
JPMorgan Chase & Co.	2.5%
Rensselaer Polytechnic Institute	2.4%
Verizon Communications, Inc.	2.3%
Sherwin-Williams Co.	2.0%
Ford Motor Credit Company LLC	1.9%

Top Ten Total	62.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

36 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)	Rydex|SGI SBL Fund
June 30, 2011	Series E (U.S. Intermediate Bond Series)

	Shares	Value

PREFERRED STOCKS†† - 1.7%
JPMorgan Chase Capital XXIX
6.70% due 04/02/40	80,000	$2,033,600
Woodbourne Capital
Trust III*,†††,1,2,3,4,5,6	300,000	58,167
Woodbourne Capital
Trust IV *,†††,1,2,3,4,5,6	300,000	58,167
Woodbourne Capital Trust I
Trust I *,†††,1,2,3,4,5,6	300,000	58,166
Woodbourne Capital Trust II
Trust II *,†††,1,2,3,4,5,6	300,000	58,166

Total Preferred Stocks (Cost $1,205,796)		2,266,266

	Face
	Amount
CORPORATE BONDS†† - 59.8%

Financials - 20.8%
General Electric Capital Corp.
6.00% due 06/15/12	$2,000,000	$2,102,892
2.80% due 01/08/13	2,000,000	2,050,780
JPMorgan Chase & Co.
4.65% due 06/01/14	2,000,000	2,148,710
6.30% due 04/23/19	1,000,000	1,127,136
Ford Motor Credit Company LLC
5.00% due 05/15/18	2,000,000	1,993,162
7.00% due 04/15/15	500,000	540,079
Raymond James Financial, Inc.
8.60% due 08/15/19	2,000,000	2,442,386
Citigroup, Inc.
8.50% due 05/22/19	1,000,000	1,239,655
6.38% due 08/12/14	500,000	552,862
4.75% due 05/19/15	500,000	528,781
Wells Fargo & Co.
4.38% due 01/31/13	2,000,000	2,099,046
American Express Bank FSB
3.15% due 12/09/11	2,000,000	2,025,524
Berkshire Hathaway Finance Corp.
4.75% due 05/15/12	1,800,000	1,867,259
Standard Chartered plc
6.41% due 12/29/49[3,4,5,6]	1,750,000	1,666,795
RenaissanceRe Holdings Ltd.
5.88% due 02/15/13	1,000,000	1,052,935
Residential Capital LLC
8.50% due 06/01/12	650,000	649,187
New York Life Global Funding
3.00% due 05/04/15[5,6]	500,000	517,119
Morgan Stanley
3.80% due 04/29/16	500,000	494,194

		25,098,502

Consumer Discretionary - 9.3%
Omnicom Group, Inc.
6.25% due 07/15/19	4,500,000	4,981,410
Rensselaer Polytechnic Institute
5.60% due 09/01/20	3,000,000	3,201,120
Starbucks Corp.
6.25% due 08/15/17	2,000,000	2,321,858
Johns Hopkins University
5.25% due 07/01/19	1,500,000	1,671,600

		12,175,988

Materials - 5.8%
Praxair, Inc.
4.63% due 03/30/15	1,500,000	1,653,867
5.20% due 03/15/17	1,000,000	1,133,697
4.38% due 03/31/14	1,000,000	1,080,288
Sherwin-Williams Co.
3.13% due 12/15/14	2,500,000	2,640,082
Airgas, Inc.
4.50% due 09/15/14	1,000,000	1,070,744

		7,578,678

Health Care - 4.8%
Wyeth
5.50% due 03/15/13	2,000,000	2,157,606
AstraZeneca plc
5.90% due 09/15/17	1,750,000	2,039,362
Novartis Securities
Investment Ltd.
5.13% due 02/10/19	1,000,000	1,110,474
GlaxoSmithKline Capital, Inc.
4.85% due 05/15/13	500,000	537,628
Medtronic, Inc.
3.00% due 03/15/15	500,000	522,281

		6,367,351

Information Technology - 4.4%
Google, Inc.
1.25% due 05/19/14	2,500,000	2,511,968
Amphenol Corp.
4.75% due 11/15/14	2,000,000	2,179,098
Microsoft Corp.
2.95% due 06/01/14	1,000,000	1,056,828

		5,747,894

Utilities - 4.1%
American Water Capital Corp.
6.09% due 10/15/17	3,000,000	3,457,587
Oncor Electric Delivery Company LLC
6.38% due 01/15/15	600,000	682,608
Duke Energy Ohio, Inc.
5.70% due 09/15/12	600,000	635,201
Arizona Public Service Co.
6.38% due 10/15/11	600,000	609,395
East Coast Power LLC
7.07% due 03/31/12	28,249	28,514

		5,413,305

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 37

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	Rydex|SGI SBL Fund
June 30, 2011	Series E (U.S. Intermediate Bond Series)

	Face
	Amount	Value

Consumer Staples - 3.6%
General Mills, Inc.
5.70% due 02/15/17	$1,200,000	$1,375,250
5.25% due 08/15/13	1,000,000	1,086,516
Brown-Forman Corp.
5.00% due 02/01/14	2,000,000	2,186,378

		4,648,144

Telecommunication Services - 3.4%
Verizon Communications, Inc.
1.95% due 03/28/14	3,000,000	3,048,831
AT&T, Inc.
4.85% due 02/15/14	1,300,000	1,412,018

		4,460,849

Industrials - 2.7%
United Parcel Service, Inc.
3.13% due 01/15/21	2,000,000	1,899,394
ITT Corp.
4.90% due 05/01/14	1,500,000	1,636,331

		3,535,725

Energy - 2.4%
Devon Financing Corporation ULC
6.88% due 09/30/11	1,600,000	1,624,053
Statoil ASA
2.90% due 10/15/14	1,500,000	1,573,730
Express Pipeline, LP
6.47% due 12/31/13[5,6]	38,000	38,068

		3,235,851

Total Corporate Bonds (Cost $75,102,056)		78,262,287

U.S. GOVERNMENT SECURITIES† - 39.1%
U.S. Treasury Notes
1.25% due 03/15/14	6,000,000	6,087,180
2.13% due 05/31/15	5,000,000	5,168,750
2.13% due 02/29/16	5,000,000	5,118,750
0.50% due 11/15/13	5,000,000	4,987,890
1.38% due 04/15/12	4,500,000	4,542,187
2.25% due 05/31/14	4,000,000	4,169,688
2.25% due 03/31/16	4,000,000	4,114,080
2.75% due 02/15/19	3,250,000	3,281,229
1.75% due 07/31/15	3,000,000	3,050,850
3.63% due 12/31/12	2,000,000	2,097,578
2.00% due 01/31/16	2,000,000	2,038,906
1.50% due 07/15/12	2,000,000	2,026,094
3.13% due 05/15/19	1,500,000	1,548,750
2.63% due 08/15/20	1,500,000	1,451,954
1.75% due 05/31/16	1,000,000	1,001,560
0.75% due 08/15/13	500,000	502,656

Total U.S. Government Securities (Cost $50,357,097)		51,188,102

MORTGAGE BACKED SECURITIES†† - 0.9%
Homebanc Mortgage Trust 2006-1, 2.55% due 04/25/37[3]	1,079,811	702,772
Chase Mortgage Finance Corp. 2005-A1 2A2, 2.94% due 12/25/35[3]	332,430	321,259
JP Morgan Mortgage Trust 2006-A3, 2.90% due 04/25/36[3]	115,374	81,308
Ginnie Mae #518436, 7.25% due 09/15/29	17,703	20,698
Fannie Mae[7]
FNR 1990-68 J, 6.95% due 07/25/20	1,737	1,931
FNR 1990-103 K, 7.50% due 09/25/20	648	710
Freddie Mac[7]
FHR 188 H, 7.00% due 09/15/21	805	899
Total Mortgage Backed Securities (Cost $1,549,925)		1,129,577

ASSET BACKED SECURITIES†† - 0.1%
Credit-Based Asset Servicing and Securitization LLC
0.45% due 08/25/35[3]	211,234	197,757

Total Asset Backed Securities (Cost $211,235)		197,757

Total Investments - 101.6% (Cost $128,426,109)		$133,043,989

Liabilities, Less Cash & Other Assets - (1.6)%		(2,102,808)

Total Net Assets - 100.0%		$130,941,181

38 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	Rydex|SGI SBL Fund
June 30, 2011	Series E (U.S. Intermediate Bond Series)

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs, except otherwise noted — See Note 4.

†††	Value determined based on Level 3 inputs — See Note 4.

[1]	All or a portion of this security was fair valued by the Valuation Committee at June 30, 2011. The total market value of fair valued securities amounts to $232,666 (cost $1,205,796), or 0.2% of total net assets.

[2]	Illiquid security.

[3]	Variable rate security. Rate indicated is rate effective at June 30, 2011.

[4]	Perpetual maturity.

[5]	Security was acquired through a private placement.

[6]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $2,454,648 (cost $3,480,984), or 1.9% of total net assets.

[7]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

plc — Public Limited Company

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 39

Rydex|SGI SBL Fund
Series E (U.S. Intermediate Bond Series)
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $128,426,109)	$133,043,989
Cash	4,141,183
Prepaid expenses	8,583
Receivables:
Securities sold	1,006,961
Fund shares sold	1,305
Interest	1,249,044

Total assets	139,451,065

Liabilities:
Payable for:
Fund shares redeemed	8,373,597
Management fees	85,437
Transfer agent/maintenance fees	2,094
Fund Accounting/Administration fees	10,822
Directors’ fees	3,269
Other	34,665

Total liabilities	8,509,884

Net assets	$130,941,181

Net assets consist of:
Paid in capital	$142,193,662
Undistributed net investment income	479,020
Accumulated net realized loss on investments	(16,349,381)
Net unrealized appreciation on investments	4,617,880

Net assets	$130,941,181

Capital shares outstanding	9,795,269
Net asset value per share	$13.37

STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended June 30, 2011

Investment Income:
Dividends	$17,910
Interest	2,201,958

Total investment income	2,219,868

Expenses:
Management fees	488,666
Transfer agent/maintenance fees	12,597
Fund Accounting/Administration fees	61,897
Directors’ fees*	7,345
Miscellaneous	44,881

Total expenses	615,386
Less:
Reimbursement of expenses	(85,589)

Net expenses	529,797

Net investment income	1,690,071

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,231,519

Net realized gain	1,231,519

Net change in unrealized appreciation (depreciation) on:
Investments	1,032,059

Net change in unrealized appreciation (depreciation)	1,032,059

Net realized and unrealized gain	2,263,578

Net increase in net assets resulting from operations	$3,953,649

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

40 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS	Rydex|SGI SBL Fund
Series E (U.S. Intermediate Bond Series)

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$1,690,071	$3,587,347
Net realized gain (loss) on investments	1,231,519	(112,077)
Net change in unrealized appreciation (depreciation) on investments	1,032,059	4,402,681

Net increase in net assets resulting from operations	3,953,649	7,877,951

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	24,032,400	52,561,403
Cost of shares redeemed	(24,136,320)	(63,916,537)

Net decrease from capital share transactions	(103,920)	(11,355,134)

Net increase (decrease) in net assets	3,849,729	(3,477,183)

Net assets:
Beginning of period	127,091,452	130,568,635

End of period	$130,941,181	$127,091,452

Undistributed net investment income at end of period	$479,020	$2,600,468

Capital share activity:
Shares sold	1,833,528	4,129,189
Shares redeemed	(1,828,868)	(5,010,128)

Net increase (decrease) in shares	4,660	(880,939)

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 41

FINANCIAL HIGHLIGHTS	Rydex|SGI SBL Fund
Series E (U.S. Intermediate Bond Series)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$12.98	$12.24	$11.29	$12.36	$12.01	$11.57

Income (loss) from investment operations:
Net investment income[b]	.17	.35	.37	.58	.60	.63
Net gain (loss) on investments (realized and unrealized)	.22	.39	.58	(1.65)	(.25)	(.19)

Total from investment operations	.39	.74	.95	(1.07)	.35	.44

Net asset value, end of period	$13.37	$12.98	$12.24	$11.29	$12.36	$12.01

Total Return[c]	3.00%	6.05%	8.41%	(8.66%)	2.91%	3.80%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$130,941	$127,091	$130,569	$99,070	$121,652	$151,311

Ratios to average net assets:
Net investment income	2.59%	2.72%	3.08%	4.80%	4.90%	4.67%
Total expenses[e]	0.94%	0.92%	0.92%	0.93%	0.91%	0.93%
Net expenses[d]	0.81%	0.79%	0.77%	0.78%	0.76%	0.78%

Portfolio turnover rate	17%	38%	76%	34%	31%	64%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after voluntary expense waivers.

[e]	Total expense information reflects the expense ratios absent expense reduction by Investment Manager, as applicable.

42 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2011
SERIES J (MID CAP GROWTH SERIES)
OBJECTIVE: Seeks capital appreciation.
Inception Date: October 1, 1992
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

iShares Russell Midcap Growth Index Fund	3.5%
Ball Corp.	3.2%
Oil States International, Inc.	2.6%
Albemarle Corp.	2.4%
Agilent Technologies, Inc.	2.4%
AMETEK, Inc.	2.4%
Covidien plc	2.2%
Wyndham Worldwide Corp.	2.1%
Discover Financial Services	2.1%
Macy’s, Inc.	2.0%

Top Ten Total	24.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 43

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2011	Rydex|SGI SBL Fund Series J (Mid Cap Growth Series)

	Shares	Value

COMMON STOCKS† - 91.3%

Information Technology - 21.4%
Cognizant Technology Solutions Corp. — Class A*	44,420	$3,257,763
Alliance Data Systems Corp.*	33,350	3,137,235
Cadence Design Systems, Inc.*	273,620	2,889,427
Nuance Communications, Inc.*	132,370	2,841,984
Salesforce.com, Inc.*	18,200	2,711,436
Autodesk, Inc.*	69,500	2,682,700
Check Point Software Technologies Ltd.*	45,275	2,573,884
Teradata Corp.*	42,700	2,570,540
Rovi Corp.*	44,000	2,523,840
F5 Networks, Inc.*	20,750	2,287,687
Avago Technologies Ltd.	59,600	2,264,800
NetApp, Inc.*	36,300	1,915,914
TIBCO Software, Inc.*	57,000	1,654,140
Netgear, Inc.*	35,500	1,552,060

Total Information Technology		34,863,410

Consumer Discretionary - 20.8%
Wyndham Worldwide Corp.	102,000	3,432,300
Macy’s, Inc.	114,200	3,339,208
Johnson Controls, Inc.	73,950	3,080,757
Priceline.com, Inc.*	5,690	2,912,882
Phillips-Van Heusen Corp.	43,000	2,815,210
Jarden Corp.	81,175	2,801,349
Wynn Resorts Ltd.	18,050	2,590,897
Penn National Gaming, Inc.*	63,440	2,559,170
Stanley Black & Decker, Inc.	33,300	2,399,265
Life Time Fitness, Inc.*	57,200	2,282,852
Tempur-Pedic International, Inc.*	33,000	2,238,060
Darden Restaurants, Inc.	38,850	1,933,176
Bed Bath & Beyond, Inc.*	25,150	1,468,005

Total Consumer Discretionary		33,853,131

Industrials - 15.2%
AMETEK, Inc.	86,825	3,898,442
Goodrich Corp.	32,290	3,083,695
Dover Corp.	41,830	2,836,074
SPX Corp.	32,800	2,711,248
Polypore International, Inc.*	39,800	2,700,032
Cummins, Inc.	24,000	2,483,760
Cooper Industries plc — Class A	39,400	2,350,998
Roper Industries, Inc.	22,040	1,835,932
Union Pacific Corp.	17,040	1,778,976
Joy Global, Inc.	10,700	1,019,068

Total Industrials		24,698,225

Health Care - 12.8%
Agilent Technologies, Inc.*	77,640	3,968,180
Covidien plc	66,400	3,534,472
Thermo Fisher Scientific, Inc.*	47,725	3,073,013
Teva Pharmaceutical Industries Ltd. ADR	63,305	3,052,567
Hospira, Inc.*	48,100	2,725,346
Watson Pharmaceuticals, Inc.*	37,200	2,556,756
CareFusion Corp.*	74,700	2,029,599

Total Health Care		20,939,933

Energy - 7.9%
Oil States International, Inc.*	52,700	4,211,257
CARBO Ceramics, Inc.	18,600	3,030,870
Petrohawk Energy Corp.*	94,050	2,320,214
Ensco plc ADR	43,350	2,310,555
Alpha Natural Resources, Inc.*	22,500	1,022,400

Total Energy		12,895,296

Materials - 6.8%
Ball Corp.	135,362	5,206,023
Albemarle Corp.	57,950	4,010,140
Airgas, Inc.	27,900	1,954,116

Total Materials		11,170,279

Financials - 6.4%
Discover Financial Services	128,000	3,424,000
HCC Insurance Holdings, Inc.	81,075	2,553,862
KKR & Company, LP	139,450	2,275,824
T. Rowe Price Group, Inc.	35,150	2,120,951

Total Financials		10,374,637

Total Common Stocks (Cost $126,946,783)		148,794,911

WARRANTS†† - 0.0%

Energy - 0.0%
Nova Biosource Fuels, Inc.
$2.40, 07/05/11[1]	358,100	—

Total Warrants (Cost $369,900)		—

EXCHANGE TRADED FUNDS† - 3.5%
iShares Russell Midcap Growth Index Fund	91,565	5,661,464

Total Exchange Traded Funds (Cost $5,396,907)		5,661,464

Total Investments - 94.8% (Cost $132,713,590)		$154,456,375

Cash & Other Assets, Less Liabilities - 5.2%		8,449,495

Total Net Assets - 100.0%		$162,905,870

44 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded) June 30, 2011	Rydex|SGI SBL Fund Series J (Mid Cap Growth Series)

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	All or a portion of this security was fair valued by the Valuation Committee at June 30, 2011. The total market value of fair valued securities amounts to $0 (cost $369,900), or 0.0% of total net assets.

ADR — American Depositary Receipt

plc — Public Limited Company

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 45

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) June 30, 2011	Rydex|SGI SBL Fund Series J (Mid Cap Growth Series)

Assets:
Investments, at value (cost $132,713,590)	$154,456,375
Cash	8,351,694
Prepaid expenses	2,198
Receivables:
Securities sold	2,724,811
Fund shares sold	103,236
Dividends	70,814

Total assets	165,709,128

Liabilities:
Payable for:
Fund shares redeemed	147,486
Securities purchased	2,508,727
Management fees	97,682
Transfer agent/maintenance fees	2,099
Fund Accounting/Administration fees	12,373
Directors’ fees	3,146
Other	31,745

Total liabilities	2,803,258

Net assets	$162,905,870

Net assets consist of:
Paid in capital	$172,842,570
Accumulated net investment loss	(153,719)
Accumulated net realized loss on investments	(31,525,766)
Net unrealized appreciation on investments	21,742,785

Net assets	$162,905,870

Capital shares outstanding	5,156,092
Net asset value per share	$31.59

STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended June 30, 2011

Investment Income:
Dividends	$605,177
Interest	480

Total investment income	605,657

Expenses:
Management fees	625,035
Transfer agent/maintenance fees	12,592
Fund Accounting/Administration fees	79,170
Directors’ fees*	8,023
Miscellaneous	34,556

Total expenses	759,376

Net investment loss	(153,719)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	15,719,252

Net realized gain	15,719,252

Net change in unrealized appreciation (depreciation) on:
Investments	(7,233,562)

Net change in unrealized appreciation (depreciation)	(7,233,562)

Net realized and unrealized gain	8,485,690

Net increase in net assets resulting from operations	$8,331,971

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

46 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS	Rydex|SGI SBL Fund Series J (Mid Cap Growth Series)

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(153,719)	$(148,617)
Net realized gain on investments	15,719,252	27,380,262
Net change in unrealized appreciation (depreciation) on investments	(7,233,562)	6,259,709

Net increase in net assets resulting from operations	8,331,971	33,491,354

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	8,164,552	20,323,993
Cost of shares redeemed	(22,979,142)	(38,700,127)

Net decrease from capital share transactions	(14,814,590)	(18,376,134)

Net increase (decrease) in net assets	(6,482,619)	15,115,220

Net assets:
Beginning of period	169,388,489	154,273,269

End of period	$162,905,870	$169,388,489

Accumulated net investment loss at end of period	$(153,719)	$—

Capital share activity:
Shares sold	261,393	779,286
Shares redeemed	(742,574)	(1,516,423)

Net decrease in shares	(481,181)	(737,137)

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 47

FINANCIAL HIGHLIGHTS	Rydex|SGI SBL Fund Series J (Mid Cap Growth Series)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$30.05	$24.20	$16.81	$28.00	$31.26	$29.79

Income (loss) from investment operations:
Net investment loss[b]	(.03)	(.02)	(.03)	(.01)	(.04)	(.16)
Net gain (loss) on investments (realized and unrealized)	1.57	5.87	7.42	(11.18)	(3.22)	1.63

Total from investment operations	1.54	5.85	7.39	(11.19)	(3.26)	1.47

Net asset value, end of period	$31.59	$30.05	$24.20	$16.81	$28.00	$31.26

Total Return[c]	5.12%	24.17%	43.96%	(39.96%)	(10.43%)	4.93%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$162,906	$169,388	$154,273	$122,030	$252,066	$380,664

Ratios to average net assets:
Net investment loss	(0.18%)	(0.10%)	(0.13%)	(0.06%)	(0.14%)	(0.48%)
Total expenses[d]	0.91%	0.91%	0.92%	0.91%	0.90%	0.90%

Portfolio turnover rate	80%	130%	136%	203%	34%	29%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.

48 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2011
SERIES N (MANAGED ASSET ALLOCATION SERIES)
OBJECTIVE: Seeks a high level of total return.
Inception Date: June 1, 1995
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Fannie Mae	7.9%
U.S. Treasury Notes	4.2%
Freddie Mac	2.5%
Exxon Mobil Corp.	1.7%
Apple, Inc.	1.3%
AT&T, Inc.	1.3%
Microsoft Corp.	1.2%
Chevron Corp.	0.9%
JPMorgan Chase & Co.	0.9%
Procter & Gamble Co.	0.9%

Top Ten Total	22.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
Portfolio Composition by Sector
(Ratings Based on Standard and Poor’s)

Sector	Investments

Common Stocks
Financials	11.0%
Information Technology	9.7%
Consumer Discretionary	8.5%
Industrials	7.6%
Energy	7.6%
Health Care	7.2%
Consumer Staples	6.0%
Other	7.4%
Fixed Income Instruments
AAA	18.4%
BBB-	2.2%
BBB	2.1%
A	1.3%
A-	1.2%
BBB+	1.1%
B	0.8%
Other	5.5%
Other Instruments
Short Term Investments	2.3%
Preferred Stocks	0.1%

Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 49

SCHEDULE OF INVESTMENTS (Unaudited)	Rydex|SGI SBL Fund
June 30, 2011	Series N (Managed Asset Allocation Series)

	Shares	Value

COMMON STOCKS† - 65.0%
Financials - 11.0%
JPMorgan Chase & Co.	13,636	$558,258
Wells Fargo & Co.	15,991	448,707
Citigroup, Inc.	8,290	345,196
Berkshire Hathaway, Inc. — Class B*	4,000	309,560
Bank of America Corp.	24,578	269,375
Goldman Sachs Group, Inc.	1,700	226,253
MetLife, Inc.	4,600	201,802
U.S. Bancorp	7,300	186,223
American Express Co.	3,500	180,950
AON Corp.	3,000	153,900
Simon Property Group, Inc.	1,298	150,867
AXA S.A.	6,388	145,167
Moody’s Corp.	3,300	126,555
BNP Paribas S.A.	1,624	125,365
Allstate Corp.	4,100	125,173
Australia & New Zealand Banking Group Ltd.	5,285	124,693
Morgan Stanley	5,300	121,953
PNC Financial Services Group, Inc.	2,000	119,220
DnB NOR ASA	8,314	115,907
Chubb Corp.	1,800	112,698
Standard Chartered plc	4,202	110,453
Marsh & McLennan Companies, Inc.	3,400	106,046
Barclays plc ADR	6,300	103,509
Sun Life Financial, Inc.	3,100	93,379
Muenchener Rueckversicherungs AG	609	93,132
Franklin Resources, Inc.	700	91,903
Swedbank AB — Class A	5,435	91,331
State Street Corp.	2,000	90,180
CME Group, Inc. — Class A	300	87,477
Unibail-Rodamco SE	343	79,315
Nordea Bank AB	7,322	78,709
Credit Suisse Group AG	1,932	75,138
Vornado Realty Trust	800	74,544
Sony Financial Holdings, Inc.	3,800	68,396
Fifth Third Bancorp	4,900	62,475
Legg Mason, Inc.	1,900	62,244
SLM Corp.	3,700	62,197
Discover Financial Services	2,300	61,525
Aflac, Inc.	1,300	60,684
Deutsche Bank AG	1,024	60,515
Societe Generale S.A.	1,013	60,115
Northern Trust Corp.	1,300	59,748
Loews Corp.	1,400	58,926
Invesco Ltd.	2,500	58,500
Banco Santander Brasil S.A. ADR	4,900	57,379
Weyerhaeuser Co.	2,620	57,273
Bank of New York Mellon Corp.	2,200	56,364
AIA Group Ltd.*	16,000	55,412
Westfield Retail Trust	18,651	54,206
QBE Insurance Group Ltd.	2,916	53,945
Sumitomo Mitsui Trust Holdings, Inc.	15,410	53,405
Kerry Properties Ltd.	11,000	53,009
China Citic Bank Corporation Ltd. — Class H	85,000	52,977
Macquarie Group Ltd.	1,575	52,784
Swiss Life Holding AG	321	52,647
Soho China Ltd.	58,500	52,248
CB Richard Ellis Group, Inc. — Class A*	2,000	50,220
Intesa Sanpaolo SpA	18,490	49,232
Mitsubishi UFJ Financial Group, Inc.	9,700	46,991
BM&FBovespa S.A.	7,100	46,969
ACE Ltd.	700	46,074
ProLogis, Inc.	1,282	45,947
NYSE Euronext	1,300	44,551
M&T Bank Corp.	500	43,975
Erste Group Bank AG	836	43,828
Mitsubishi UFJ Lease & Finance Company Ltd.	1,100	42,358
Prudential plc	3,582	41,387
Ameriprise Financial, Inc.	700	40,376
Banco Santander S.A.	3,428	39,587
Prudential Financial, Inc.	600	38,154
Principal Financial Group, Inc.	1,200	36,504
Challenger Ltd.	6,900	36,185
DBS Group Holdings Ltd.	3,000	35,806
Charles Schwab Corp.	2,100	34,545
Mitsui Fudosan Company Ltd.	2,000	34,234
Public Storage	300	34,203
First Horizon National Corp.	3,400	32,436
Zions Bancorporation	1,300	31,213
ING Groep N.V.*	2,521	31,036
Deutsche Boerse AG	373	28,345
Hartford Financial Services Group, Inc.	1,000	26,370
Close Brothers Group plc	2,052	25,422
IntercontinentalExchange, Inc.*	200	24,942
Bank of Yokohama Ltd.	5,000	24,905
SL Green Realty Corp.	261	21,629
Boston Properties, Inc.	200	21,232
LaSalle Hotel Properties	790	20,809
Camden Property Trust	320	20,358
Weingarten Realty Investors	780	19,625
Duke Realty Corp.	1,350	18,913
Signature Bank*	330	18,876
Infinity Property & Casualty Corp.	330	18,038
Commerce Bancshares, Inc.	418	17,974
Raymond James Financial, Inc.	550	17,682
City National Corp.	320	17,360
Markel Corp.*	40	15,872
SunTrust Banks, Inc.	600	15,480

50 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	Rydex|SGI SBL Fund
June 30, 2011	Series N (Managed Asset Allocation Series)

	Shares	Value

Waddell & Reed Financial, Inc. — Class A	410	$14,903
Westamerica Bancorporation	300	14,775
ESSA Bancorp, Inc.	1,110	13,786
Stifel Financial Corp.*	382	13,699
Goldcrest Company Ltd.	650	13,435
Potlatch Corp.	375	13,226
Regency Centers Corp.	300	13,191
EastGroup Properties, Inc.	300	12,753
StanCorp Financial Group, Inc.	300	12,657
Louisiana Bancorp, Inc.*	800	12,616
St. Joe Co.*	580	12,087
Eaton Vance Corp.	380	11,487
General Growth Properties, Inc.	680	11,349
Popular, Inc.*	3,840	10,598
Western Alliance Bancorporation*	1,490	10,579
TCF Financial Corp.	700	9,660
Home Bancshares, Inc.	384	9,078
East West Bancorp, Inc.	440	8,892
Radian Group, Inc.	2,080	8,798
CIT Group, Inc.*	190	8,409
Sandy Spring Bancorp, Inc.	460	8,275
Citizens Republic Bancorp, Inc.*	11,970	8,260
W.R. Berkley Corp.	240	7,786
ProAssurance Corp.*	100	7,000
SeaBright Holdings, Inc.	700	6,930
Employers Holdings, Inc.	380	6,373
Selective Insurance Group, Inc.	380	6,183
TD Ameritrade Holding Corp.	260	5,073
White Mountains Insurance Group Ltd.	10	4,202
Glacier Bancorp, Inc.	300	4,044
First Defiance Financial Corp.	270	3,966
Interactive Brokers Group, Inc. — Class A	170	2,660
Kentucky First Federal Bancorp	240	2,160
Synovus Financial Corp.	850	1,768

Total Financials		8,260,213

Information Technology - 9.7%
Apple, Inc.*	2,800	939,876
Microsoft Corp.	32,900	855,400
International Business Machines Corp.	3,320	569,546
Google, Inc. — Class A*	900	455,742
Qualcomm, Inc.	5,300	300,987
Hewlett-Packard Co.	8,200	298,480
Intel Corp.	10,800	239,328
Cisco Systems, Inc.	13,800	215,418
Dell, Inc.*	9,100	151,697
EMC Corp.*	4,700	129,485
Adobe Systems, Inc.*	4,100	128,945
TE Connectivity Ltd.	3,375	124,065
Mastercard, Inc. — Class A	400	120,536
CA, Inc.	5,100	116,484
Broadcom Corp. — Class A	3,400	114,376
Corning, Inc.	5,600	101,640
Visa, Inc. — Class A	1,200	101,112
Texas Instruments, Inc.	3,000	98,490
Marvell Technology Group Ltd.*	6,600	97,449
Autodesk, Inc.*	2,400	92,640
Canon, Inc.	1,900	89,920
Automatic Data Processing, Inc.	1,700	89,556
Red Hat, Inc.*	1,850	84,915
Accenture plc — Class A	1,300	78,546
Lam Research Corp.*	1,760	77,933
Juniper Networks, Inc.*	2,400	75,600
SanDisk Corp.*	1,800	74,700
Western Union Co.	3,700	74,111
ASML Holding N.V.	1,937	71,351
Alcatel-Lucent*	11,316	65,446
Hamamatsu Photonics KK	1,500	64,561
Applied Materials, Inc.	4,700	61,147
Sumsung Electronics Company Ltd.	72	55,732
Micron Technology, Inc.*	7,300	54,604
Taiwan Semiconductor Manufacturing Company Ltd.	21,129	52,953
Nippon Electric Glass Company Ltd.	4,000	50,978
Sumco Corp.*	3,000	50,382
Autonomy Corp. plc*	1,835	50,266
Motorola Mobility Holdings, Inc.*	2,237	49,303
Xerox Corp.	4,400	45,804
Kakaku.com, Inc.	6	42,109
Computer Sciences Corp.	1,100	41,756
Oracle Corp.	1,200	39,492
eBay, Inc.*	1,100	35,497
Venture Corporation Ltd.	4,000	27,811
Fidelity National Information Services, Inc.	900	27,711
Ariba, Inc.*	700	24,129
Electronic Arts, Inc.*	1,000	23,600
Riverbed Technology, Inc.*	580	22,962
Logica plc	10,362	22,282
Cielo S.A.	840	20,838
Factset Research Systems, Inc.	200	20,464
Semtech Corp.*	720	19,685
Cymer, Inc.*	380	18,814
Nintendo Company Ltd.	100	18,719
Activision Blizzard, Inc.	1,596	18,641
Ixia*	1,430	18,304
NVIDIA Corp.*	1,100	17,529
Hosiden Corp.	1,900	17,229
Jack Henry & Associates, Inc.	560	16,806
NS Solutions Corp.	800	15,572
Paychex, Inc.	500	15,360
Global Payments, Inc.	300	15,300
ON Semiconductor Corp.*	1,450	15,182
Heartland Payment Systems, Inc.	700	14,420

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 51

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	Rydex|SGI SBL Fund
June 30, 2011	Series N (Managed Asset Allocation Series)

	Shares	Value

Advanced Energy Industries, Inc.*	970	$14,346
Blackboard, Inc.*	310	13,451
Websense, Inc.*	470	12,206
Advanced Micro Devices, Inc.*	1,700	11,883
Zoran Corp.*	1,269	10,660
Plexus Corp.*	300	10,443
Taleo Corp. — Class A*	280	10,368
AVX Corp.	560	8,534
Intersil Corp. — Class A	650	8,353
SYNNEX Corp.*	260	8,242
Digital River, Inc.*	240	7,718
CommVault Systems, Inc.*	160	7,112
Finisar Corp.*	393	7,077
Tech Data Corp.*	140	6,845
Blue Coat Systems, Inc.*	300	6,558
RightNow Technologies, Inc.*	200	6,480
BTU International, Inc.*	870	6,125
Cyberoptics Corp.*	550	5,330
Rovi Corp.*	90	5,162
Avid Technology, Inc.*	260	4,898
Aruba Networks, Inc.*	160	4,728
Harris Corp.	100	4,506
Cadence Design Systems, Inc.*	350	3,696
Atmel Corp.*	230	3,236
Supertex, Inc.*	140	3,136
Cree, Inc.*	90	3,023
Accelrys, Inc.*	403	2,865

Total Information Technology		7,336,697

Consumer Discretionary - 8.5%
Amazon.com, Inc.*	1,700	347,633
Walt Disney Co.	6,400	249,856
McDonald’s Corp.	2,900	244,528
Comcast Corp. — Class A	8,800	222,992
Time Warner, Inc.	5,300	192,761
Kohl’s Corp.	3,270	163,533
Toyota Motor Corp.	3,900	159,866
Home Depot, Inc.	4,250	153,935
Bed Bath & Beyond, Inc.*	2,600	151,762
Starbucks Corp.	3,800	150,062
Cie Financiere Richemont S.A.	2,166	141,815
Volkswagen AG	676	139,553
Las Vegas Sands Corp.*	3,180	134,228
Time Warner Cable, Inc. — Class A	1,639	127,908
DIRECTV — Class A*	2,500	127,050
AutoZone, Inc.*	400	117,940
CarMax, Inc.*	3,400	112,438
General Motors Co.*	3,480	105,653
Macy’s, Inc.	3,600	105,264
Priceline.com, Inc.*	200	102,386
NIKE, Inc. — Class B	1,080	97,178
Carnival Corp.	2,500	94,075
WPP plc	7,339	91,863
Dollar General Corp.*	2,700	91,503
Honda Motor Company Ltd.	2,300	88,137
Ross Stores, Inc.	1,100	88,132
Johnson Controls, Inc.	2,100	87,486
Ford Motor Co.*	6,200	85,498
Coach, Inc.	1,300	83,109
Discovery Communications, Inc. — Class C*	2,073	75,768
PPR	419	74,618
International Game Technology	4,200	73,836
Compass Group plc	7,578	73,086
Persimmon plc	9,438	73,047
Kingfisher plc	16,637	71,338
Bayerische Motoren Werke AG	713	71,150
Omnicom Group, Inc.	1,400	67,424
Liberty Media Corporation — Interactive*	3,800	63,726
Chipotle Mexican Grill, Inc. —
Class A*	200	61,638
Inditex S.A.	671	61,149
Jupiter Telecommunications Company Ltd.	54	60,369
Marriott International, Inc. — Class A	1,638	58,133
Harley-Davidson, Inc.	1,400	57,358
Starwood Hotels & Resorts Worldwide, Inc.	1,000	56,040
Netflix, Inc.*	200	52,538
Nikon Corp.	2,200	51,622
Nissan Motor Company Ltd.	4,800	50,203
Harman International Industries, Inc.	1,100	50,127
GKN plc	12,526	46,594
Lowe’s Companies, Inc.	1,900	44,289
Benesse Holdings, Inc.	1,000	42,917
Mattel, Inc.	1,500	41,235
Accor S.A.	920	41,140
PDG Realty S.A. Empreendimentos e Participacoes	6,900	38,879
Aisin Seiki Company Ltd.	1,000	38,507
Autoliv, Inc.	475	37,537
H&R Block, Inc.	2,200	35,288
Parkson Retail Group Ltd.	23,500	34,367
Mitchells & Butlers plc*	6,773	34,237
Tim Hortons, Inc.	700	34,167
Liberty Global, Inc. — Class A*	685	30,852
Stanley Black & Decker, Inc.	400	28,820
Fossil, Inc.*	240	28,253
Gentex Corp.	920	27,812
Aegis Group plc	10,822	27,787
Hasbro, Inc.	600	26,358
Lennar Corp. — Class A	1,400	25,410
The Gap, Inc.	1,400	25,340
Dollar Tree, Inc.*	380	25,316
Informa plc	3,199	22,182
Lamar Advertising Co. — Class A*	780	21,349
Television Broadcasts Ltd.	3,000	19,816

52 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	Rydex|SGI SBL Fund
June 30, 2011	Series N (Managed Asset Allocation Series)

	Shares	Value

Pool Corp.	632	$18,840
Koito Manufacturing Company Ltd.	1,000	17,403
Esprit Holdings Ltd.	5,555	17,275
Cablevision Systems Corp. — Class A	460	16,657
Dick’s Sporting Goods, Inc.*	430	16,533
Genuine Parts Co.	300	16,320
Toll Brothers, Inc.*	700	14,518
Wynn Resorts Ltd.	100	14,354
DISH Network Corp. — Class A*	460	14,108
N Brown Group plc	3,203	13,518
Hibbett Sports, Inc.*	320	13,027
BorgWarner, Inc.*	160	12,926
Mohawk Industries, Inc.*	210	12,598
TRW Automotive Holdings Corp.*	200	11,806
Rent-A-Center, Inc. — Class A	370	11,307
Choice Hotels International, Inc.	300	10,008
Gaylord Entertainment Co.*	320	9,600
Williams-Sonoma, Inc.	260	9,487
Advance Auto Parts, Inc.	160	9,358
MGM Resorts International*	672	8,877
Sonic Corp.*	780	8,291
Madison Square Garden Co.— Class A*	295	8,121
Scholastic Corp.	300	7,980
American Eagle Outfitters, Inc.	620	7,905
Thor Industries, Inc.	240	6,922
Education Management Corp.*	240	5,746
Winnebago Industries, Inc.*	580	5,603
Culp, Inc.*	540	5,071
Ascena Retail Group, Inc.*	148	5,039
Royal Caribbean Cruises Ltd.*	130	4,893
Ameristar Casinos, Inc.	175	4,149
Chico’s FAS, Inc.	260	3,960
Corinthian Colleges, Inc.*	570	2,428
Ascent Media Corp. — Class A*	43	2,278
Anvil Holdings, Inc.*,††	30	150

Total Consumer Discretionary		6,386,822

Industrials -7.6%
General Electric Co.	30,500	575,230
United Technologies Corp.	3,610	319,521
Emerson Electric Co.	5,600	315,000
3M Co.	3,300	313,005
Boeing Co.	3,490	258,016
Union Pacific Corp.	2,300	240,120
United Parcel Service, Inc.— Class B	2,800	204,204
Danaher Corp.	3,800	201,362
Caterpillar, Inc.	1,800	191,628
Honeywell International, Inc.	3,100	184,729
FedEx Corp.	1,400	132,790
Cummins, Inc.	1,200	124,188
Precision Castparts Corp.	700	115,255
Mitsui & Company Ltd.	6,700	115,183
Mitsubishi Electric Corp.	9,000	103,969
SembCorp Industries Ltd.	22,900	93,032
Mitsubishi Corp.	3,700	91,920
Joy Global, Inc.	950	90,478
Cooper Industries plc — Class A	1,400	83,538
Siemens AG	563	77,320
Koninklijke Philips Electronics N.V.	3,010	77,307
ABB Ltd.	2,885	74,801
Rolls-Royce Holdings plc	6,412	66,368
DCC plc	2,259	64,358
Bouygues S.A.	1,460	64,187
Central Japan Railway Co.	8	62,804
Republic Services, Inc. — Class A	2,000	61,700
Ingersoll-Rand plc	1,300	59,033
Legrand S.A.	1,320	55,601
Norfolk Southern Corp.	700	52,451
AP Moller — Maersk A — Class B	6	51,747
Finmeccanica SpA	4,241	51,325
Hutchison Whampoa Ltd.	4,700	50,734
Lockheed Martin Corp.	600	48,582
Cookson Group plc	4,200	45,326
Fluor Corp.	700	45,262
Textron, Inc.	1,900	44,859
Southwest Airlines Co.	3,600	41,112
Ryder System, Inc.	700	39,795
Goodrich Corp.	400	38,200
Fastenal Co.	1,000	35,990
Carillion plc	5,937	35,833
Charter International plc	2,651	33,693
Cintas Corp.	1,000	33,030
China Railway Construction Corporation Ltd.	38,000	31,790
CH Robinson Worldwide, Inc.	400	31,536
Cargotec Oyj — Class B	612	31,365
Makita Corp.	600	27,800
General Dynamics Corp.	300	22,356
Triumph Group, Inc.	200	19,916
Nordson Corp.	350	19,198
AO Smith Corp.	450	19,035
Robert Half International, Inc.	700	18,921
Applied Industrial Technologies, Inc.	530	18,873
Advisory Board Co.*	320	18,522
UTI Worldwide, Inc.	870	17,130
Toshiba Machine Company Ltd.	3,000	16,285
Waste Connections, Inc.	500	15,865
Expeditors International of Washington, Inc.	300	15,357
Foster Wheeler AG*	500	15,190
Nippon Yusen KK	4,000	14,807
Knight Transportation, Inc.	860	14,611
Greenbrier Companies, Inc.*	700	13,832
John Bean Technologies Corp.	698	13,485
Manpower, Inc.	250	13,413
First Solar, Inc.*	100	13,227
Corporate Executive Board Co.	300	13,095
General Cable Corp.*	290	12,348

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 53

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	Rydex|SGI SBL Fund
June 30, 2011	Series N (Managed Asset Allocation Series)

	Shares	Value

Middleby Corp.*	130	$12,225
FTI Consulting, Inc.*	320	12,141
Covanta Holding Corp.	700	11,543
Consolidated Graphics, Inc.*	210	11,539
Insituform Technologies, Inc. — Class A*	530	11,114
Actuant Corp. — Class A	400	10,732
Harsco Corp.	310	10,106
American Reprographics Co.*	1,290	9,120
Verisk Analytics, Inc. — Class A*	250	8,655
Bucyrus International, Inc. — Class A	90	8,249
Herman Miller, Inc.	300	8,166
Belden, Inc.	220	7,669
Oshkosh Corp.*	260	7,524
Babcock & Wilcox Co.*	265	7,343
Navigant Consulting, Inc.*	680	7,133
AMR Corp.*	1,290	6,966
HEICO Corp. — Class A	175	6,958
RailAmerica, Inc.*	400	6,000
RSC Holdings, Inc.*	500	5,980
Skywest, Inc.	360	5,422
CLARCOR, Inc.	110	5,201
H&E Equipment Services, Inc.*	320	4,477
USG Corp.*	300	4,302
Hubbell, Inc. — Class B	60	3,897
United Continental Holdings, Inc.*	170	3,847
American Science & Engineering, Inc.	30	2,400
A123 Systems, Inc.*	180	958

Total Industrials		5,712,210

Energy - 7.6%
Exxon Mobil Corp.	15,707	1,278,236
Chevron Corp.	6,750	694,170
Schlumberger Ltd.	5,414	467,770
Royal Dutch Shell plc ADR — Class B	3,700	265,475
ConocoPhillips	2,800	210,532
Occidental Petroleum Corp.	2,000	208,080
Baker Hughes, Inc.	2,540	184,303
El Paso Corp.	6,200	125,240
Murphy Oil Corp.	1,900	124,754
FMC Technologies, Inc.*	2,684	120,216
Statoil ASA	4,699	118,997
Spectra Energy Corp.	4,300	117,863
BP plc ADR	2,600	115,154
Devon Energy Corp.	1,400	110,334
Hess Corp.	1,400	104,664
EOG Resources, Inc.	900	94,095
Halliburton Co.	1,700	86,700
Williams Companies, Inc.	2,800	84,700
Peabody Energy Corp.	1,400	82,474
Suncor Energy, Inc.	2,000	78,200
Newfield Exploration Co.*	1,100	74,822
BG Group plc	3,234	73,383
Noble Corp.	1,700	66,997
Valero Energy Corp.	2,300	58,811
Southwestern Energy Co.*	1,300	55,744
Range Resources Corp.	1,000	55,500
Beach Energy Ltd.	55,875	54,829
Concho Resources, Inc.*	560	51,436
ENI SpA	2,136	50,523
Apache Corp.	400	49,356
Saipem SpA	854	44,090
EQT Corp.	800	42,016
Cimarex Energy Co.	450	40,464
Petroleo Brasileiro S.A. ADR	1,200	36,816
McDermott International, Inc.*	1,720	34,073
China Oilfield Services Ltd.	18,000	32,754
Arch Coal, Inc.	1,050	27,993
Whiting Petroleum Corp.*	460	26,179
WorleyParsons Ltd.	859	26,016
Fugro N.V.	345	24,876
Complete Production Services, Inc.*	670	22,351
HollyFrontier Corp.	290	20,126
Modec, Inc.	900	15,349
Ultra Petroleum Corp.*	280	12,824
Westmoreland Coal Co.*	720	12,780
Forest Oil Corp.*	320	8,547
Comstock Resources, Inc.*	290	8,349
GeoMet, Inc.*	2,550	3,009

Total Energy		5,701,970

Health Care - 7.2%
Johnson & Johnson	8,158	542,670
Pfizer, Inc.	26,272	541,203
Merck & Company, Inc.	9,636	340,054
Sanofi	2,835	227,935
Amgen, Inc.*	3,810	222,314
UnitedHealth Group, Inc.	4,300	221,794
GlaxoSmithKline plc ADR	5,000	214,500
Abbott Laboratories	3,200	168,384
Gilead Sciences, Inc.*	3,500	144,935
Roche Holding AG	855	143,076
WellPoint, Inc.	1,800	141,786
Stryker Corp.	2,400	140,856
Covidien plc	2,375	126,421
Bristol-Myers Squibb Co.	4,300	124,528
Celgene Corp.*	2,000	120,640
McKesson Corp.	1,400	117,110
Thermo Fisher Scientific, Inc.*	1,700	109,463
Express Scripts, Inc. — Class A*	1,900	102,562
Baxter International, Inc.	1,700	101,473
Fresenius SE & Company KGaA	898	93,739
Zimmer Holdings, Inc.*	1,400	88,480
Allergan, Inc.	1,000	83,250
Medtronic, Inc.	2,100	80,913
Elekta AB — Class B	1,705	80,752
Medco Health Solutions, Inc.*	1,300	73,476
Biogen Idec, Inc.*	600	64,152

54 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	Rydex|SGI SBL Fund
June 30, 2011	Series N (Managed Asset Allocation Series)

	Shares	Value

Agilent Technologies, Inc.*	1,200	$61,332
Edwards Lifesciences Corp.*	700	61,026
Quest Diagnostics, Inc.	900	53,190
CSL Ltd.	1,467	52,012
DaVita, Inc.*	600	51,966
CIGNA Corp.	900	46,287
AmerisourceBergen Corp. — Class A	1,100	45,540
CR Bard, Inc.	400	43,944
Waters Corp.*	400	38,296
DENTSPLY International, Inc.	900	34,272
Terumo Corp.	600	32,309
Astellas Pharma, Inc.	800	30,955
HCA Holdings, Inc.*	900	29,700
Human Genome Sciences, Inc.*	1,010	24,785
Illumina, Inc.*	310	23,297
Hospira, Inc.*	400	22,664
Henry Schein, Inc.*	300	21,477
Boston Scientific Corp.*	3,100	21,421
Gen-Probe, Inc.*	280	19,362
AMERIGROUP Corp.*	260	18,322
Covance, Inc.*	300	17,811
Humana, Inc.	200	16,108
Alkermes, Inc.*	850	15,810
Computer Programs & Systems, Inc.	240	15,235
Chugai Pharmaceutical Company Ltd.	900	14,712
Medicines Co.*	830	13,703
Hologic, Inc.*	648	13,070
Techne Corp.	150	12,506
Omnicare, Inc.	390	12,437
LifePoint Hospitals, Inc.*	290	11,333
Alexion Pharmaceuticals, Inc.*	240	11,287
Thoratec Corp.*	340	11,159
STERIS Corp.	300	10,494
Vertex Pharmaceuticals, Inc.*	180	9,358
Theravance, Inc.*	400	8,884
Incyte Corporation Ltd.*	460	8,712
Pharmacyclics, Inc.*	800	8,352
Allscripts Healthcare Solutions, Inc.*	400	7,768
Community Health Systems, Inc.*	300	7,704
Neurocrine Biosciences, Inc.*	750	6,038
Maxygen, Inc.	1,010	5,525
Charles River Laboratories International, Inc.*	130	5,285
BioMarin Pharmaceutical, Inc.*	180	4,898
Medicis Pharmaceutical Corp. — Class A	110	4,199
Health Management Associates, Inc. — Class A*	340	3,665
Cubist Pharmaceuticals, Inc.*	100	3,599
Exelixis, Inc.*	400	3,584
Dendreon Corp.*	90	3,550
Idenix Pharmaceuticals, Inc.*	650	3,250
Codexis, Inc.*	326	3,139
Acorda Therapeutics, Inc.*	90	2,908

Total Health Care		5,424,706

Consumer Staples - 6.0%
Procter & Gamble Co.	10,373	659,412
PepsiCo, Inc.	6,997	492,799
Coca-Cola Co.	5,600	376,824
Philip Morris International, Inc.	4,230	282,437
Nestle S.A.	4,418	274,549
Colgate-Palmolive Co.	2,500	218,525
Tesco plc	30,049	193,849
General Mills, Inc.	4,400	163,768
CVS Caremark Corp.	4,168	156,633
Kraft Foods, Inc. — Class A	4,025	141,801
Walgreen Co.	3,200	135,872
Kellogg Co.	2,400	132,768
Kimberly-Clark Corp.	1,900	126,464
Avon Products, Inc.	4,000	112,000
Wal-Mart Stores, Inc.	2,100	111,594
Pernod-Ricard S.A.	1,026	101,134
Unilever plc	3,091	99,503
Altria Group, Inc.	3,500	92,435
Kroger Co.	3,500	86,800
Kirin Holdings Company Ltd.	5,000	69,499
L’Oreal S.A.	518	67,279
Whole Foods Market, Inc.	1,000	63,450
Molson Coors Brewing Co. — Class B	1,300	58,162
FamilyMart Company Ltd.	1,500	54,965
Energizer Holdings, Inc.*	640	46,310
Archer-Daniels-Midland Co.	1,200	36,180
ConAgra Foods, Inc.	1,300	33,553
Boston Beer Company, Inc. — Class A*	180	16,128
BJ’s Wholesale Club, Inc.*	300	15,105
Kobayashi Pharmaceutical Company Ltd.	300	15,055
House Foods Corp.	800	13,495
Tootsie Roll Industries, Inc.	410	11,997
Alliance One International, Inc.*	3,160	10,207
Dairy Crest Group plc	1,590	9,441
Casey’s General Stores, Inc.	190	8,360
Pantry, Inc.*	370	6,952
Church & Dwight Company, Inc.	80	3,243
Reed’s, Inc.*	1,410	2,820
Bunge Ltd.	30	2,068

Total Consumer Staples		4,503,436

Materials - 3.0%
Freeport-McMoRan Copper & Gold, Inc. — Class B	3,338	176,580
Monsanto Co.	2,400	174,096
Rio Tinto Ltd.	1,677	149,256
BHP Billiton Ltd.	2,818	132,370
Praxair, Inc.	1,200	130,068
BASF SE	1,137	111,416
Dow Chemical Co.	2,400	86,400
Wacker Chemie AG	361	78,058
Umicore S.A.	1,398	76,251
International Paper Co.	2,400	71,568

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 55

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	Rydex|SGI SBL Fund
June 30, 2011	Series N (Managed Asset Allocation Series)

	Shares	Value

Vulcan Materials Co.	1,800	$69,354
Asahi Kasei Corp.	10,000	67,077
Cliffs Natural Resources, Inc.	700	64,715
Rio Tinto plc	877	63,191
E. I. du Pont de Nemours & Co.	1,151	62,212
Sherwin-Williams Co.	700	58,709
Nucor Corp.	1,200	49,464
United States Steel Corp.	1,000	46,040
PPG Industries, Inc.	500	45,395
Eastman Chemical Co.	400	40,828
Barrick Gold Corp.	900	40,761
Eldorado Gold Corp.	2,600	38,324
Potash Corporation of Saskatchewan, Inc.	600	34,194
SSAB AB — Class A	2,148	32,106
Hitachi Chemical Company Ltd.	1,600	31,620
Air Products & Chemicals, Inc.	300	28,674
Kobe Steel Ltd.	12,000	27,129
Air Water, Inc.	2,000	24,023
Albemarle Corp.	310	21,452
Tosoh Corp.	5,000	19,999
Allied Nevada Gold Corp.*	550	19,453
Carpenter Technology Corp.	320	18,458
Domtar Corp.	193	18,281
The Mosaic Co.	260	17,610
Koppers Holdings, Inc.	460	17,448
Clearwater Paper Corp.*	250	17,070
Showa Denko KK	8,000	16,496
Cabot Corp.	400	15,948
Arch Chemicals, Inc.	420	14,465
American Vanguard Corp.	930	12,062
Senomyx, Inc.*	2,310	11,873
Myers Industries, Inc.	1,000	10,280
LyondellBasell Industries N.V.— Class A	260	10,015
Haynes International, Inc.	150	9,289
Martin Marietta Materials, Inc.	110	8,797
Steel Dynamics, Inc.	520	8,450

Total Materials		2,277,325

Telecommunication Services - 2.5%
AT&T, Inc.	25,892	813,268
Vodafone Group plc ADR	7,300	195,056
Telefonica S.A.	5,864	143,379
Crown Castle International Corp.*	3,260	132,975
Sprint Nextel Corp.*	22,100	119,119
America Movil SAB de CV ADR	1,800	96,984
American Tower Corp. — Class A*	1,430	74,789
Telecom Italia SpA	63,686	74,118
KDDI Corp.	10	71,672
Telstra Corporation Ltd.	15,568	48,251
Softbank Corp.	1,000	37,637
Hutchison Telecommunications Hong Kong Holdings Ltd.	60,000	18,505
NTELOS Holdings Corp.	530	10,823
NII Holdings, Inc.*	250	10,595
SBA Communications Corp.— Class A*	240	9,166
Leap Wireless International, Inc.*	240	3,895

Total Telecommunication Services		1,860,232

Utilities - 1.9%
Exelon Corp.	4,100	175,644
FirstEnergy Corp.	3,434	151,611
AES Corp.*	11,600	147,784
Scottish & Southern Energy plc	5,646	126,212
Entergy Corp.	1,700	116,076
Constellation Energy Group, Inc.	2,900	110,084
GDF Suez	2,487	91,015
CenterPoint Energy, Inc.	4,600	89,010
E.ON AG	2,734	77,653
Calpine Corp.*	3,400	54,842
Sempra Energy	900	47,592
TECO Energy, Inc.	2,300	43,447
PPL Corp.	1,400	38,962
Edison International	700	27,125
OGE Energy Corp.	410	20,631
Alliant Energy Corp.	490	19,923
National Fuel Gas Co.	270	19,656
Dominion Resources, Inc.	400	19,308
Great Plains Energy, Inc.	930	19,279
Southwest Gas Corp.	490	18,919
GenOn Energy, Inc.*	3,574	13,796

Total Utilities		1,428,569

Total Common Stocks (Cost $40,600,761)		48,892,180

PREFERRED STOCKS - 0.1%
Ally Financial, Inc.
8.50% †,1,2	750	18,773
General Motors Co.
4.75% due 12/01/13†,*	250	12,185
GMAC Capital Trust I
8.13% due 02/15/40†,1,*	200	5,120

Total Preferred Stocks (Cost $36,608)		36,078

WARRANTS†† - 0.0%

Consumer Discretionary - 0.0%
Anvil Holdings, Inc. — Class A
$1.00, 02/28/12[3],*	333	6
Anvil Holdings, Inc. — Class B
$1.00, 02/28/12[3],*	370	4

Total Warrants (Cost $3,850)		10

56 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	Rydex|SGI SBL Fund
June 30, 2011	Series N (Managed Asset Allocation Series)

	Shares	Value

RIGHTS†† - 0.0%
China CITIC Bank Corporation Ltd. Expires 08/04/11[3],*	17,000	$1,835

Total Rights (Cost $1,698)		1,835

SHORT TERM INVESTMENTS†† - 2.3%
T. Rowe Price Reserve Investment Fund	1,498,998	1,498,998
State Street General Account Money Market Fund	200,129	200,129

Total Short Term Investments (Cost $1,699,127)		1,699,127

	Face
	Amount
MORTGAGE BACKED SECURITIES†† - 13.0%
Fannie Mae[4]
#AH8935, 4.50% due 04/01/41	$338,044	350,268
#AE7966, 4.50% due 12/01/40	291,153	302,023
#AE0548, 4.50% due 11/01/40	252,059	261,154
#889829, 5.00% due 07/01/35	228,626	244,449
#745554, 6.50% due 03/01/36	205,123	233,693
#725946, 5.50% due 11/01/34	209,822	228,353
#AA5588, 4.50% due 06/01/39	179,008	186,026
#AH1111, 4.00% due 12/01/40	174,148	174,394
#808951, 6.00% due 01/01/35	157,082	173,365
#725704, 6.00% due 08/01/34	149,775	166,143
#AE1761, 4.00% due 09/01/40	157,954	158,177
#AE0392, 5.50% due 12/01/39	139,267	150,923
#933890, 5.00% due 04/01/23	113,504	121,911
#AA0774, 4.50% due 04/01/24	103,862	110,359
#888884, 5.50% due 12/01/35	99,123	108,218
#AD6061, 5.00% due 07/01/40	100,795	107,300
#888268, 6.00% due 03/01/37	85,698	94,448
#AH1059, 4.00% due 12/01/25	86,408	90,194
#AH0774, 4.00% due 12/01/25	85,251	88,985
#AE1611, 4.50% due 10/01/40	84,100	87,134
#AD6374, 5.00% due 05/01/40	79,556	84,691
#AD1886, 4.50% due 02/01/41	81,564	84,507
#833174, 5.15% due 09/01/35[1]	78,724	83,967
#932633, 4.50% due 03/01/40	79,370	82,482
#AE4680, 4.00% due 11/01/40	80,236	80,349
#AE3716, 4.50% due 12/01/40	75,739	78,472
#938883, 5.00% due 06/01/37	66,929	71,248
#AD6437, 5.00% due 06/01/40	59,565	63,670
#AE0098, 5.50% due 02/01/38	56,955	61,884
#545759, 6.50% due 07/01/32	49,782	56,405
#889543, 5.50% due 08/01/37	50,718	55,086
#AE6135, 4.00% due 10/01/25	52,126	54,409
#804395, 5.50% due 12/01/34	46,868	51,019
#AD5995, 5.00% due 06/01/40	46,937	49,966
#AE3385, 4.50% due 11/01/40	45,810	47,463
#AE9254, 4.50% due 11/01/40	44,724	46,338
#AD0441, 6.00% due 10/01/39	41,637	45,810
#AH0798, 4.00% due 12/01/25	43,438	45,341
#842123, 5.50% due 10/01/35	39,918	43,406
#AD7136, 5.00% due 07/01/40	38,780	41,283
#AH3526, 4.50% due 02/01/41	39,751	41,186
#983288, 6.00% due 05/01/38	37,023	40,699
#190379, 5.50% due 05/01/37	36,680	39,736
#745406, 6.00% due 03/01/21	33,638	36,821
#AE7537, 5.00% due 10/01/40	34,100	36,300
#AD7156, 4.50% due 07/01/25	30,735	32,639
#AB1424, 5.00% due 09/01/40	30,338	32,295
#745412, 5.50% due 12/01/35	29,158	31,733
#AH0258, 4.50% due 12/01/40	30,282	31,374
#AE0549, 5.50% due 05/01/40	28,321	30,711
#AA9346, 4.50% due 08/01/39	29,538	30,696
#964926, 6.00% due 08/01/38	27,731	30,484
#AH0943, 4.00% due 12/01/40	29,512	29,581
#995564, 5.00% due 12/01/19	27,000	29,186
#685202, 5.50% due 04/01/18	25,970	28,253
#900362, 6.00% due 09/01/36	24,746	27,273
#555417, 6.00% due 05/01/33	24,084	26,716
#AE1592, 5.50% due 09/01/40	23,657	25,606
#893353, 6.00% due 09/01/36	22,684	25,064
#AE4834, 5.00% due 10/01/40	22,949	24,430
#790788, 6.00% due 09/01/34	22,007	24,379
#745216, 2.56% due 11/01/35[1]	22,100	23,263
FNR 2006-35 GK, 6.00% due 08/25/32	21,802	22,347
#896329, 6.50% due 09/01/36	19,563	22,190
#AE8283, 4.00% due 11/01/40	21,723	21,774
#791574, 6.00% due 08/01/34	19,601	21,743
#255459, 6.00% due 11/01/34	18,718	20,681
#AB1479, 5.00% due 09/01/40	19,337	20,585
#AE0105, 5.50% due 02/01/38	18,762	20,387
#790629, 6.00% due 09/01/34	17,877	19,798
#796104, 5.50% due 10/01/34	18,180	19,791
#AE9739, 4.00% due 12/01/40	19,663	19,709
#735502, 6.00% due 04/01/35	17,677	19,531
#790237, 6.00% due 08/01/34	17,590	19,493
#905196, 5.88% due 12/01/36[1]	18,162	19,266
#AE7996, 4.50% due 11/01/40	17,471	18,102
#888010, 5.99% due 09/01/36[1]	16,213	17,558
#AE4438, 4.00% due 10/01/40	17,468	17,509
#745418, 5.50% due 04/01/36	15,809	17,190
#850863, 5.25% due 12/01/35[1]	14,674	15,711
#AB1461, 4.00% due 09/01/40	15,526	15,563
#AD7406, 5.00% due 07/01/40	14,250	15,170
#AD5001, 5.00% due 08/01/40	13,376	14,240
#AB1963, 4.00% due 12/01/40	13,760	13,792
#AE7909, 4.50% due 11/01/40	12,803	13,265
#254550, 6.50% due 12/01/32	10,517	11,969
#AE8031, 4.50% due 11/01/40	9,902	10,259
#AE8002, 4.50% due 11/01/40	8,915	9,237
#AE8655, 4.50% due 11/01/40	8,914	9,236

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 57

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	Rydex|SGI SBL Fund
June 30, 2011	Series N (Managed Asset Allocation Series)

	Face
	Amount	Value

#1B3203, 6.02% due 01/01/37[1]	$8,620	$9,129
#745946, 5.50% due 11/01/36	8,405	9,115
#AE3480, 4.50% due 11/01/40	8,669	8,982
#357280, 6.50% due 05/01/17	8,012	8,774
#790217, 6.00% due 08/01/34	7,284	8,078
#650075, 6.50% due 07/01/32	6,974	7,936
#AE8081, 4.50% due 12/01/40	7,619	7,894
#725098, 5.50% due 12/01/18	6,789	7,386
#357748, 5.50% due 04/01/35	6,641	7,221
#923129, 5.50% due 08/01/34	6,562	7,142
#789885, 5.50% due 07/01/19	6,310	6,865
#AE4889, 4.00% due 10/01/40	6,840	6,850
#868728, 6.50% due 04/01/36	5,971	6,765
#995023, 5.50% due 08/01/37	5,278	5,739
#725528, 5.50% due 04/01/19	4,854	5,280
#848522, 5.46% due 12/01/35[1]	4,447	4,752
#981614, 5.00% due 06/01/23	3,448	3,703
#889565, 5.50% due 08/01/37	2,489	2,709
#254234, 5.50% due 03/01/17	1,782	1,934
#254140, 5.50% due 01/01/17	1,660	1,802
#555345, 5.50% due 02/01/18	1,652	1,793
#625931, 5.50% due 01/01/17	1,259	1,366
FNS 319 2, 6.50% due 02/01/32[5]	5,565	1,281

		5,942,330

Freddie Mac[4]
#G04814, 5.50% due 10/01/38	259,041	280,462
#G05958, 5.00% due 08/01/40	198,765	211,435
#G03156, 5.50% due 08/01/37	150,294	162,722
#G01805, 4.50% due 04/01/35	154,913	162,058
#A93948, 4.50% due 09/01/40	152,553	157,819
#A93748, 4.00% due 09/01/40	99,375	99,436
#A21263, 4.50% due 04/01/34	86,033	89,708
#G05955, 5.00% due 08/01/40	81,334	86,518
#A91160, 4.50% due 02/01/40	79,831	82,836
#A97059, 4.00% due 02/01/41	72,874	72,919
#J03615, 6.00% due 10/01/21	46,470	51,158
#A91703, 4.50% due 04/01/40	48,963	50,653
#A93101, 5.00% due 07/01/40	39,186	41,684
#A94605, 4.00% due 10/01/40	38,733	38,757
#J03640, 6.00% due 10/01/21	34,784	38,292
#J02272, 5.50% due 07/01/20	32,459	35,317
#A90052, 4.50% due 12/01/39	31,644	32,835
#1G1353, 5.92% due 12/01/36[1]	28,205	30,593
#D86309, 5.00% due 11/01/33	18,422	19,680
#A12118, 5.00% due 08/01/33	16,255	17,364
#A15907, 5.00% due 11/01/33	16,083	17,181
#J03203, 6.00% due 08/01/21	15,402	16,869
#J03672, 6.00% due 11/01/21	13,928	15,333
#1G1762, 4.99% due 11/01/35[1]	13,763	14,625
#A15852, 5.00% due 11/01/33	13,002	13,889
#E99966, 5.00% due 10/01/18	10,038	10,847
#C03531, 4.00% due 10/01/40	10,575	10,581
#A91947, 5.00% due 04/01/40	7,589	8,072
#1G0661, 5.39% due 01/01/36[1]	5,749	6,154
#J03254, 6.00% due 08/01/21	5,500	6,035
#G08421, 4.00% due 10/01/40	3,908	3,910
#E01341, 5.50% due 03/01/18	2,911	3,155
#A94184, 4.00% due 10/01/40	2,957	2,959
#B10343, 5.00% due 11/01/18	2,515	2,717
#E99933, 5.00% due 10/01/18	1,875	2,026
#A94251, 4.00% due 10/01/40	1,976	1,977
#A94381, 4.00% due 10/01/40	1,954	1,955
#A94185, 4.00% due 10/01/40	1,681	1,682
#C68205, 7.00% due 06/01/32	1,301	1,511
#A94576, 4.00% due 10/01/40	989	989
#A94617, 4.00% due 10/01/40	982	982
#A94250, 4.00% due 10/01/40	965	966
#1B0527, 2.94% due 09/01/32[1]	763	774
FHR 2614 IH, 4.50% due 05/15/16[5]	3,338	11

		1,907,446

Ginnie Mae
G2 4854, 4.50% due 11/20/40	218,754	230,707
G2 4748, 5.50% due 07/20/40	159,217	175,189
#615278, 5.00% due 07/15/33	50,903	55,511
#605561, 5.50% due 11/15/34	23,862	26,405
G2 3517, 6.00% due 02/20/34	16,276	18,083
G2 3530, 5.50% due 03/20/34	12,384	13,703
G2 3529, 5.00% due 03/20/34	7,386	8,074
G2 3295, 5.50% due 10/20/32	5,241	5,802
G2 3490, 6.50% due 12/20/33	4,519	5,118
#781312, 7.00% due 12/15/13	3,132	3,241
G2 2102, 8.00% due 10/20/25	502	594

		542,427

JP Morgan Chase Commercial Mortgage Securities Corp.
5.55% due 05/12/45	110,000	119,526
2006-CB15, 5.81% due 05/12/16[1]	65,000	71,255
2004-LDP4, 4.82% due 10/15/42[1]	57,726	60,455

		251,236

Morgan Stanley Dean Witter Capital I
2002-TOP7, 5.98% due 01/15/39	185,227	190,327
Commercial Mortgage Loan Trust
2008-LS1, 6.21% due 03/10/17[1]	175,000	181,637
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2005-3, 4.50% due 07/10/43	97,028	97,017
2003-1, 4.65% due 09/11/36	75,000	78,216

		175,233

Citigroup
2005-CD1, 5.40% due 07/15/44[1]	153,830	163,537
Bear Stearns Commercial Mortgage Securities
2006-PW13, 5.54% due 09/11/41	61,000	66,476

58 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	Rydex|SGI SBL Fund
June 30, 2011	Series N (Managed Asset Allocation Series)

	Face
	Amount	Value

5.69% due 06/11/50[1]	$45,000	$48,873
2005-PWR9, 4.87% due 09/11/42	43,000	46,150

		161,499

Merrill Lynch Mortgage Trust
6.02% due 06/12/50[1]	70,000	76,357
Credit Suisse Mortgage Capital Certificates
2006-C4, 5.47% due 09/15/39	50,000	53,923
Bank of America Mortgage Securities, Inc.
2005-J, 5.24% due 11/25/35[1]	22,712	20,969
2004-A, 2.86% due 02/25/34[1]	16,098	14,016
2004-H, 3.17% due 09/25/34[1]	10,008	9,073
2004-I, 4.81% due 10/25/34[1]	5,565	5,311
2004-D, 2.88% due 05/25/34[1]	1,638	1,523

		50,892

American Tower Trust
2007-1A, 5.96% due 04/15/37[6,7]	45,000	47,918
JP Morgan Mortgage Trust
2.97% due 07/25/35[1]	42,209	39,959
GMAC Commercial Mortgage Securities, Inc.
2001-C2, 6.70% due 04/15/34	17,886	17,863
WaMu Mortgage Pass Trough Certificates
4.97% due 09/25/35[1]	10,349	9,406

Total Mortgage Backed Securities (Cost $9,492,655)		9,811,990

CORPORATE BONDS†† - 12.7%

Financials - 4.0%
Morgan Stanley
4.10% due 01/26/15	110,000	113,013
6.00% due 04/28/15	100,000	108,407
4.20% due 11/20/14	10,000	10,385
General Electric Capital Corp.
2.10% due 01/07/14	155,000	157,200
5.30% due 02/11/21	30,000	31,216
Merrill Lynch & Company, Inc.
6.88% due 04/25/18	85,000	94,045
7.75% due 05/14/38	35,000	38,799
5.45% due 02/05/13	35,000	37,128
Citigroup, Inc.
6.50% due 08/19/13	80,000	87,005
4.59% due 12/15/15	40,000	42,064
5.38% due 08/09/20	25,000	26,089
6.13% due 05/15/18	10,000	11,012
Goldman Sachs Group, Inc.
6.15% due 04/01/18	85,000	92,509
3.63% due 02/07/16	50,000	50,543
6.25% due 02/01/41	20,000	20,163
JPMorgan Chase & Co.
6.00% due 01/15/18	120,000	133,458
SLM Corp.
8.45% due 06/15/18	25,000	27,441
5.38% due 05/15/14	25,000	26,028
5.05% due 11/14/14	25,000	24,998
5.13% due 08/27/12	15,000	15,391
Svensk Exportkredit AB
5.13% due 03/01/17	70,000	79,245
Wells Fargo & Co.
4.60% due 04/01/21	75,000	75,416
HSBC Holdings plc
5.10% due 04/05/21	70,000	71,735
Fifth Third Bancorp
8.25% due 03/01/38	25,000	29,892
6.25% due 05/01/13	20,000	21,653
3.63% due 01/25/16	20,000	20,174
Berkshire Hathaway Finance Corp.
2.45% due 12/15/15	35,000	35,436
4.25% due 01/15/21	25,000	25,455
PNC Funding Corp.
5.63% due 02/01/17	35,000	38,539
4.38% due 08/11/20	20,000	20,234
Bank of America Corp.
5.65% due 05/01/18	25,000	26,358
6.50% due 08/01/16	20,000	22,305
Nuveen Investments, Inc.
10.50% due 11/15/15	25,000	25,562
5.50% due 09/15/15	25,000	21,938
Reinsurance Group of America, Inc.
5.00% due 06/01/21	20,000	19,786
6.45% due 11/15/19	15,000	16,291
5.63% due 03/15/17	10,000	10,784
Kinder Morgan Finance Company ULC
5.70% due 01/05/16	45,000	46,856
ProLogis, LP
4.50% due 08/15/17	25,000	25,016
6.63% due 12/01/19	20,000	21,780
Kilroy Realty, LP
6.63% due 06/01/20	25,000	26,851
4.80% due 07/15/18	20,000	19,662
Sun Life Financial Global Funding, LP
0.55% due 10/06/13[1,6,7]	45,000	44,649
KeyCorp
3.75% due 08/13/15	30,000	30,971
5.10% due 03/24/21	10,000	10,185
Banque PSA Finance
4.38% due 04/04/16[6,7]	40,000	40,819
E*Trade Financial Corp.
12.50% due 11/30/17	32,000	37,440
Aflac, Inc.
8.50% due 05/15/19	30,000	36,690
ERAC USA Finance LLC
5.25% due 10/01/20[6,7]	20,000	21,214
4.50% due 08/16/21[6,7]	15,000	14,909

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 59

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	Rydex|SGI SBL Fund
June 30, 2011	Series N (Managed Asset Allocation Series)

	Face
	Amount	Value

WEA Finance LLC
7.50% due 06/02/14[6,7]	$20,000	$23,053
4.63% due 05/10/21[6,7]	10,000	9,704
Jefferies Group, Inc.
6.25% due 01/15/36	35,000	32,643
Discover Financial Services
10.25% due 07/15/19	25,000	32,304
Prudential Financial, Inc.
4.75% due 09/17/15	30,000	32,276
Hospitality Properties Trust
5.63% due 03/15/17	30,000	31,020
Ford Motor Credit Company LLC
12.00% due 05/15/15	25,000	31,003
Royal Bank of Scotland plc
3.40% due 08/23/13	30,000	30,698
RCI Banque S.A.
4.60% due 04/12/16[6,7]	30,000	30,646
HBOS plc
6.00% due 11/01/33[6,7]	40,000	30,488
US Bancorp
3.44% due 02/01/16	30,000	30,478
PartnerRe Finance B LLC
5.50% due 06/01/20	30,000	30,297
JPMorgan Chase Capital XXVII
7.00% due 11/01/39	30,000	29,963
Goldman Sachs Capital I
6.35% due 02/15/34	30,000	28,370
Regency Centers, LP
5.88% due 06/15/17	15,000	16,627
6.00% due 06/15/20	10,000	11,011
Principal Life Global Funding I
5.13% due 10/15/13[6,7]	25,000	26,725
CIT Group, Inc.
6.63% due 04/01/18[6,7]	25,000	26,062
Pinnacle Foods Finance LLC
9.25% due 04/01/15	25,000	25,938
Seminole Indian Tribe of Florida
7.75% due 10/01/17[6,7]	25,000	25,875
Host Hotels & Resorts, LP
6.75% due 06/01/16	25,000	25,812
Rouse Company, LP
6.75% due 11/09/15	25,000	25,781
HUB International Holdings, Inc.
10.25% due 06/15/15[6,7]	25,000	25,437
Realogy Corp.
11.50% due 04/15/17	25,000	25,375
Provident Funding
Associates, LP
10.13% due 02/15/19[6,7]	25,000	25,375
Capital One Capital IV
6.75% due 02/17/37[1]	25,000	25,344
Ameriprise Financial, Inc.
7.30% due 06/28/19	20,000	24,124
Allstate Corp.
7.45% due 05/16/19	20,000	23,799
Reckson Operating Partnership, LP
6.00% due 03/31/16	20,000	21,428
Federal Realty Investment Trust
6.00% due 07/15/12	20,000	20,917
CNA Financial Corp.
5.88% due 08/15/20	20,000	20,795
BB&T Capital Trust II
6.75% due 06/07/36	20,000	20,316
SunTrust Banks, Inc.
3.60% due 04/15/16	20,000	20,194
Provident Companies, Inc.
7.00% due 07/15/18	15,000	16,912
USB Capital XIII Trust
6.63% due 12/15/39	15,000	15,419
Unum Group
5.63% due 09/15/20	10,000	10,472
Raymond James Financial, Inc.
4.25% due 04/15/16	10,000	10,324
Ventas Realty, LP
3.13% due 11/30/15	10,000	9,902
Regions Financial Corp.
5.75% due 06/15/15	10,000	9,850
Travelers Companies, Inc.
3.90% due 11/01/20	10,000	9,667
UnumProvident Finance Co. plc
6.85% due 11/15/15[6,7]	5,000	5,597

		3,012,760

Energy - 1.8%
Pemex Project Funding Master Trust
5.75% due 03/01/18	80,000	87,720
Petrobras International Finance Co.
5.88% due 03/01/18	35,000	37,659
7.88% due 03/15/19	15,000	18,164
5.75% due 01/20/20	10,000	10,667
Valero Energy Corp.
6.13% due 06/15/17	55,000	62,252
Williams Partners, LP
6.30% due 04/15/40	25,000	25,917
4.13% due 11/15/20	20,000	19,198
Buckeye Partners, LP
5.50% due 08/15/19	25,000	27,054
6.05% due 01/15/18	15,000	16,868
Enterprise Products Operating LLC
7.55% due 04/15/38	15,000	18,079
3.20% due 02/01/16	15,000	15,238
5.95% due 02/01/41	10,000	9,932
Hess Corp.
7.88% due 10/01/29	20,000	25,112
6.00% due 01/15/40	15,000	15,525
Plains All American Pipeline, LP
5.75% due 01/15/20	20,000	21,682
6.50% due 05/01/18	15,000	16,990
EOG Resources, Inc.
5.88% due 09/15/17	25,000	28,627
2.50% due 02/01/16	10,000	10,001

60 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	Rydex|SGI SBL Fund
June 30, 2011	Series N (Managed Asset Allocation Series)

	Face
	Amount	Value

Apache Corp.
5.10% due 09/01/40	$40,000	$38,421
Canadian Natural Resources Ltd.
6.25% due 03/15/38	35,000	38,083
Weatherford International Ltd.
6.75% due 09/15/40	35,000	37,484
Ensco plc
3.25% due 03/15/16	35,000	35,537
Talisman Energy, Inc.
3.75% due 02/01/21	35,000	33,085
Southwestern Energy Co.
7.50% due 02/01/18	25,000	28,437
Diamond Offshore Drilling, Inc.
5.15% due 09/01/14	25,000	27,484
Cie Generale de Geophysique - Veritas
9.50% due 05/15/16	25,000	27,312
Quicksilver Resources, Inc.
9.13% due 08/15/19	25,000	27,250
Antero Resources Finance Corp.
9.38% due 12/01/17	25,000	26,875
Energy Transfer Equity, LP
7.50% due 10/15/20	25,000	26,500
Kinder Morgan, Inc.
6.50% due 09/01/12	25,000	26,250
Concho Resources, Inc.
7.00% due 01/15/21	25,000	25,875
Regency Energy Partners, LP
6.88% due 12/01/18	25,000	25,875
Petrohawk Energy Corp.
7.25% due 08/15/18	25,000	25,656
Anadarko Petroleum Corp.
8.70% due 03/15/19	20,000	25,486
Exterran Holdings, Inc.
7.25% due 12/01/18[6,7]	25,000	25,250
MEG Energy Corp.
6.50% due 03/15/21[6,7]	25,000	25,125
Berry Petroleum Co.
6.75% due 11/01/20	25,000	25,125
Petroplus Finance Ltd.
9.38% due 09/15/19[6,7]	25,000	25,125
SM Energy Co.
6.63% due 02/15/19[6,7]	25,000	25,062
Texas Gas Transmission LLC
5.50% due 04/01/13[6,7]	23,000	24,800
Penn Virginia Corp.
7.25% due 04/15/19	25,000	24,187
Magellan Midstream Partners, LP
6.55% due 07/15/19	20,000	23,236
Noble Energy, Inc.
6.00% due 03/01/41	20,000	20,621
BP Capital Markets plc
3.13% due 10/01/15	20,000	20,534
ONEOK Partners, LP
3.25% due 02/01/16	20,000	20,343
NuStar Logistics, LP
4.80% due 09/01/20	20,000	20,164
Enbridge Energy Partners, LP
5.20% due 03/15/20	10,000	10,603
5.50% due 09/15/40	10,000	9,487
Marathon Oil Corp.
6.00% due 10/01/17	15,000	17,231
Noble Holding International Ltd.
6.05% due 03/01/41	15,000	15,377
El Paso Natural Gas Co.
5.95% due 04/15/17	13,000	14,712
Nabors Industries, Inc.
6.15% due 02/15/18	10,000	11,055
Enogex LLC
6.25% due 03/15/20[6,7]	10,000	11,014

		1,311,346

Telecommunication Services - 1.7%
AT&T, Inc.
5.63% due 06/15/16	50,000	56,680
6.45% due 06/15/34	50,000	53,372
NBCUniversal Media LLC
5.15% due 04/30/20[6,7]	60,000	63,354
5.95% due 04/01/41[6,7]	20,000	20,338
Telefonica Emisiones SAU
6.22% due 07/03/17	35,000	38,582
3.99% due 02/16/16	25,000	25,288
5.88% due 07/15/19	15,000	15,752
Telecom Italia Capital S.A.
6.18% due 06/18/14	30,000	32,283
5.25% due 11/15/13	30,000	31,493
Historic TW, Inc.
6.88% due 06/15/18	50,000	58,511
Sprint Nextel Corp.
8.38% due 08/15/17	50,000	54,937
Intelsat Luxembourg S.A.
11.50% due 02/04/17[6,7]	25,000	26,875
11.25% due 02/04/17	25,000	26,844
Intelsat Jackson Holdings S.A.
8.50% due 11/01/19	50,000	53,000
Univision Communications, Inc.
7.88% due 11/01/20[6,7]	25,000	25,625
8.50% due 05/15/21[6,7]	25,000	24,938
Crown Castle Towers LLC
6.11% due 01/15/20[6,7]	38,000	41,463
News America, Inc.
6.40% due 12/15/35	30,000	31,373
6.15% due 03/01/37	5,000	5,065
America Movil S.A. de CV
6.38% due 03/01/35	30,000	32,246
American Tower Corp.
7.25% due 05/15/19	28,000	31,589
NII Capital Corp.
10.00% due 08/15/16	25,000	29,000
Digicel Ltd.
12.00% due 04/01/14[6,7]	25,000	28,937

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 61

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	Rydex|SGI SBL Fund
June 30, 2011	Series N (Managed Asset Allocation Series)

	Face
	Amount	Value

Videotron Ltee
9.13% due 04/15/18	$25,000	$27,906
UPC Holding BV
9.88% due 04/15/18[6,7]	25,000	27,750
CSC Holdings LLC
8.50% due 04/15/14	25,000	27,687
Sprint Capital Corp.
8.75% due 03/15/32	25,000	27,062
CC Holdings GS V LLC
7.75% due 05/01/17[6,7]	25,000	27,062
Clearwire Communications LLC
12.00% due 12/01/15[6,7]	25,000	26,781
SBA Telecommunications, Inc.
8.25% due 08/15/19	25,000	26,750
TCM Sub LLC
3.55% due 01/15/15[6,7]	25,000	26,124
Windstream Corp.
8.63% due 08/01/16	25,000	26,031
Cequel Communications Holdings I LLC and Cequel Capital Corp.
8.63% due 11/15/17[6,7]	25,000	26,000
CCO Holdings LLC
7.25% due 10/30/17	25,000	25,906
CommScope, Inc.
8.25% due 01/15/19[6,7]	25,000	25,750
Level 3 Financing, Inc.
9.38% due 04/01/19[6,7]	25,000	25,750
Avaya, Inc.
10.13% due 11/01/15	25,000	25,688
EH Holding Corp.
7.63% due 06/15/21[6,7]	25,000	25,500
COX Communications, Inc.
8.38% due 03/01/39[6,7]	10,000	13,076
6.25% due 06/01/18[6,7]	10,000	11,453
West Corp.
7.88% due 01/15/19[6,7]	25,000	24,250
Nielsen Finance LLC
11.63% due 02/01/14	16,000	18,680
DIRECTV Holdings LLC
5.88% due 10/01/19	15,000	16,636

		1,289,387

Industrials - 1.0%
International Lease Finance Corp.
8.25% due 12/15/20	50,000	54,000
6.63% due 11/15/13	25,000	25,875
Valmont Industries, Inc.
6.63% due 04/20/20	40,000	43,802
Burlington Northern Santa Fe LLC
5.05% due 03/01/41	25,000	23,297
5.40% due 06/01/41	20,000	19,651
Delta Air Lines, Inc.
12.25% due 03/15/15[6,7]	25,000	27,687
7.75% due 12/17/19	9,348	10,190
Continental Airlines, Inc.
6.75% due 09/15/15[6,7]	25,000	25,125
7.25% due 11/10/19	9,519	10,257
GATX Corp.
4.85% due 06/01/21	20,000	19,845
3.50% due 07/15/16	15,000	15,371
Republic Services, Inc.
5.70% due 05/15/41	35,000	34,168
Waste Management, Inc.
6.10% due 03/15/18	25,000	28,355
Case New Holland, Inc.
7.75% due 09/01/13	25,000	27,062
Kratos Defense & Security Solutions, Inc.
10.00% due 06/01/17[6,7]	25,000	26,375
Spirit Aerosystems, Inc.
7.50% due 10/01/17	25,000	26,312
TransDigm, Inc.
7.75% due 12/15/18[6,7]	25,000	26,250
Florida East Coast Railway Corp.
8.13% due 02/01/17[6,7]	25,000	25,813
ARAMARK Holdings Corp.
8.63% due 05/01/16[6,7]	25,000	25,438
Russel Metals, Inc.
6.38% due 03/01/14	25,000	25,219
Building Materials Corporation of America
6.75% due 05/01/21[6,7]	25,000	25,125
Associated Materials LLC
9.13% due 11/01/17[6,7]	25,000	24,938
L-3 Communications Corp.
4.75% due 07/15/20	25,000	24,750
Ply Gem Industries, Inc.
8.25% due 02/15/18[6,7]	25,000	23,688
Nortek, Inc.
8.50% due 04/15/21[6,7]	25,000	23,125
Roper Industries, Inc.
6.25% due 09/01/19	20,000	22,645
Southwest Airlines Co.
5.13% due 03/01/17	20,000	21,425
Holcim US Finance Sarl & Cie SCS
6.00% due 12/30/19[6,7]	20,000	21,372
Verisk Analytics, Inc.
5.80% due 05/01/21	15,000	15,910
Cooper US, Inc.
2.38% due 01/15/16	15,000	15,069
Delta Air Lines 2010-2 Class A Pass Through Trust
4.95% due 05/23/19	9,857	9,857
Continental Airlines 2010-1 Class A Pass Through Trust
4.75% due 01/12/21	10,000	9,750
Delta Air Lines 2011-1 Class A Pass Through Trust
5.30% due 04/15/19	5,000	5,000

		762,746

62 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	Rydex|SGI SBL Fund
June 30, 2011	Series N (Managed Asset Allocation Series)

	Face
	Amount	Value

Utilities - 1.0%
Public Service Electric & Gas Co.
5.70% due 12/01/36	$50,000	$52,996
Tampa Electric Co.
6.15% due 05/15/37	40,000	44,337
FirstEnergy Corp.
7.38% due 11/15/31	35,000	39,852
Nevada Power Co.
7.13% due 03/15/19	25,000	29,838
5.45% due 05/15/41	10,000	9,942
PPL WEM Holdings plc
3.90% due 05/01/16[6,7]	35,000	35,916
Constellation Energy Group, Inc.
5.15% due 12/01/20	35,000	35,869
Nisource Finance Corp.
5.95% due 06/15/41	25,000	24,489
6.25% due 12/15/40	10,000	10,246
Black Hills Corp.
6.50% due 05/15/13	30,000	32,424
Allegheny Energy Supply Company LLC
6.75% due 10/15/39[6,7]	30,000	30,690
Consumers Energy Co.
6.00% due 02/15/14	25,000	27,805
Georgia Power Co.
4.75% due 09/01/40	30,000	27,483
GenOn Energy, Inc.
9.50% due 10/15/18	25,000	26,000
Massachusetts Electric Co.
5.90% due 11/15/39[6,7]	25,000	25,988
Calpine Corp.
7.50% due 02/15/21[6,7]	25,000	25,500
AES Corp.
7.38% due 07/01/21[6,7]	25,000	25,375
Texas Competitive Electric Holdings Company LLC
11.50% due 10/01/20[6,7]	25,000	24,562
TECO Finance, Inc.
5.15% due 03/15/20	20,000	21,209
DCP Midstream Operating, LP
3.25% due 10/01/15	20,000	20,127
LG&E and KU Energy LLC
2.13% due 11/15/15[6,7]	20,000	19,516
West Penn Power Co.
5.95% due 12/15/17[6,7]	15,000	17,087
Westar Energy, Inc.
5.10% due 07/15/20	15,000	16,113
Public Service Company of Oklahoma
5.15% due 12/01/19	15,000	15,936
Exelon Generation Company LLC
6.25% due 10/01/39	15,000	15,160
Dominion Resources, Inc.
2.25% due 09/01/15	15,000	14,960
Northern States Power Co.
5.35% due 11/01/39	$14,000	$14,437
CenterPoint Energy Resources Corp.
5.85% due 01/15/41[6,7]	10,000	10,186
AGL Capital Corp.
5.25% due 08/15/19	5,000	5,364

		699,407

Materials - 0.9%
Freeport-McMoRan Copper & Gold, Inc.
8.38% due 04/01/17	70,000	76,475
Dow Chemical Co.
8.55% due 05/15/19	30,000	38,683
2.50% due 02/15/16	15,000	14,892
Celulosa Arauco y Constitucion S.A.
5.13% due 07/09/13	40,000	42,105
5.00% due 01/21/21	10,000	9,919
ArcelorMittal
3.75% due 08/05/15	45,000	46,013
Allegheny Technologies, Inc.
5.95% due 01/15/21	40,000	42,577
Rio Tinto Finance USA Ltd.
4.13% due 05/20/21	40,000	39,732
Barrick North America Finance LLC
5.70% due 05/30/41[6,7]	40,000	38,831
Teck Resources Ltd.
10.25% due 05/15/16	15,000	17,925
9.75% due 05/15/14	10,000	12,105
Ashland, Inc.
9.13% due 06/01/17	25,000	28,125
Lyondell Chemical Co.
8.00% due 11/01/17[6,7]	25,000	27,813
Ball Corp.
7.13% due 09/01/16	25,000	27,250
Huntsman International LLC
8.63% due 03/15/21	25,000	27,188
Solutia, Inc.
8.75% due 11/01/17	25,000	27,125
Momentive Performance Materials, Inc.
11.50% due 12/01/16	25,000	26,625
Steel Dynamics, Inc.
7.38% due 11/01/12	25,000	26,375
Georgia-Pacific LLC
7.13% due 01/15/17[6,7]	25,000	26,356
FMG Resources August 2006 Pty Ltd.
7.00% due 11/01/15[6,7]	25,000	25,500
JMC Steel Group
8.25% due 03/15/18[6,7]	25,000	25,375
Cliffs Natural Resources, Inc.
4.88% due 04/01/21	25,000	25,069

		672,058

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 63

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	Rydex|SGI SBL Fund
June 30, 2011	Series N (Managed Asset Allocation Series)

	Face
	Amount	Value

Consumer Discretionary - 0.8%
Sirius XM Radio, Inc.
8.75% due 04/01/15[6,7]	$50,000	$55,125
Comcast Corp.
5.70% due 05/15/18	40,000	44,630
Home Depot, Inc.
5.40% due 03/01/16	35,000	39,109
Omnicom Group, Inc.
4.45% due 08/15/20	35,000	34,719
O’Reilly Automotive, Inc.
4.88% due 01/14/21	30,000	30,145
MGM Resorts International
10.38% due 05/15/14	25,000	28,375
British Sky Broadcasting Group plc
6.10% due 02/15/18[6,7]	25,000	27,963
Caesars Entertainment Operating Company, Inc.
11.25% due 06/01/17	25,000	27,594
Ticketmaster Entertainment LLC
10.75% due 08/01/16	25,000	27,250
DineEquity, Inc.
9.50% due 10/30/18[6,7]	25,000	27,125
McClatchy Co.
11.50% due 02/15/17	25,000	26,563
QVC, Inc.
7.50% due 10/01/19[6,7]	25,000	26,500
DIRECTV Holdings LLC
3.55% due 03/15/15	25,000	26,120
Ameristar Casinos, Inc.
7.50% due 04/15/21[6,7]	25,000	25,781
Inergy, LP
6.88% due 08/01/21[6,7]	25,000	25,000
Shea Homes, LP
8.63% due 05/15/19[6,7]	25,000	24,625
Hanesbrands, Inc.
6.38% due 12/15/20	25,000	24,250
Time Warner, Inc.
7.70% due 05/01/32	20,000	24,147
RadioShack Corp.
6.75% due 05/15/19[6,7]	25,000	24,063
Claire’s Stores, Inc.
8.88% due 03/15/19[6,7]	25,000	23,375
MDC Holdings, Inc.
5.50% due 05/15/13	20,000	21,047
Macy’s Retail Holdings, Inc.
5.35% due 03/15/12	20,000	20,507
Grupo Televisa S.A.
6.63% due 01/15/40	15,000	15,787
Dunkin’ Brands, Inc.
9.63% due 12/01/18[6,7]	15,000	15,131

		664,931

Information Technology - 0.5%
Xerox Corp.
6.75% due 02/01/17	100,000	116,770
6.35% due 05/15/18	25,000	28,657
5.50% due 05/15/12	15,000	15,596
First Data Corp.
12.63% due 01/15/21[6,7]	50,000	53,500
11.25% due 03/31/16	25,000	24,625
CDW LLC
12.54% due 10/12/17	25,000	26,938
8.00% due 12/15/18[6,7]	25,000	26,437
Seagate Technology HDD Holdings
6.80% due 10/01/16	25,000	26,312
iGate Corp.
9.00% due 05/01/16[6,7]	25,000	25,250
MEMC Electronic Materials, Inc.
7.75% due 04/01/19[6,7]	25,000	24,687
Fiserv, Inc.
3.13% due 06/15/16	10,000	9,947
Broadcom Corp.
2.38% due 11/01/15[6,7]	10,000	9,901

		388,620

Health Care - 0.5%
HCA, Inc.
9.25% due 11/15/16	50,000	53,062
Life Technologies Corp.
4.40% due 03/01/15	20,000	21,198
3.50% due 01/15/16	20,000	20,456
Express Scripts, Inc.
3.13% due 05/15/16	25,000	25,154
6.25% due 06/15/14	10,000	11,261
Bausch & Lomb, Inc.
9.88% due 11/01/15	25,000	26,500
Giant Funding Corp.
8.25% due 02/01/18[6,7]	25,000	26,063
CHS
8.88% due 07/15/15	25,000	25,750
Cardinal Health, Inc.
4.63% due 12/15/20	25,000	25,376
DaVita, Inc.
6.38% due 11/01/18	25,000	25,313
Kindred Healthcare, Inc.
8.25% due 06/01/19[6,7]	25,000	24,875
Valeant Pharmaceuticals International
7.00% due 10/01/20[6,7]	25,000	24,188
Inventiv Health, Inc.
10.00% due 8/15/18[6,7]	25,000	23,750
UnitedHealth Group, Inc.
4.70% due 02/15/21	10,000	10,425
3.88% due 10/15/20	10,000	9,784
Agilent Technologies, Inc.
5.00% due 07/15/20	10,000	10,497
Medco Health Solutions, Inc.
2.75% due 09/15/15	10,000	10,088
WellPoint, Inc.
4.35% due 08/15/20	5,000	5,049

		378,789

64 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	Rydex|SGI SBL Fund
June 30, 2011	Series N (Managed Asset Allocation Series)

	Face
	Amount	Value

Consumer Staples - 0.4%
Altria Group, Inc.
4.75% due 05/05/21	$45,000	$44,969
4.13% due 09/11/15	35,000	37,089
9.25% due 08/06/19	5,000	6,520
Coca-Cola Co.
1.50% due 11/15/15	40,000	39,271
Reynolds American, Inc.
7.25% due 06/01/13	30,000	33,166
Rite Aid Corp.
10.25% due 10/15/19	25,000	27,500
Del Monte Foods Co.
7.63% due 02/15/19[6,7]	25,000	25,250
Reynolds Group Issuer, Inc.
7.13% due 04/15/19[6,7]	25,000	24,813
Bunge North America Finance, LP
5.90% due 04/01/17	20,000	21,860
Wesfarmers Ltd.
2.98% due 05/18/16[6,7]	20,000	20,059
Bunge Ltd. Finance Corp.
4.10% due 03/15/16	10,000	10,417

		290,914

Industrial - 0.1%
Vanguard Health Holding Co. II LLC
7.75% due 02/01/19	25,000	25,313
Accellent, Inc.
10.00% due 11/01/17	25,000	24,500
Nabors Industries, Inc.
9.25% due 01/15/19	15,000	19,013
GTP Acquisition Partners I LLC
4.35% due 06/15/16[6,7]	5,000	5,018

		73,844

Total Corporate Bonds (Cost $9,119,807)		9,544,802

U.S. GOVERNMENT SECURITIES† - 4.5%
U.S. Treasury Notes
1.75% due 08/15/12	1,355,000	1,377,654
1.13% due 01/15/12	725,000	728,909
2.25% due 05/31/14	405,000	422,181
2.63% due 07/31/14	325,000	342,596
2.63% due 04/30/16	250,000	261,074
U.S. Treasury Bonds
4.63% due 02/15/40	260,000	271,090

Total U.S. Government Securities (Cost $3,367,491)		3,403,504

ASSET BACKED SECURITIES†† - 0.9%
GE Capital Credit Card Master Note Trust
3.69% due 07/15/15	114,000	117,243
CNH Wholesale Master Note Trust
1.90% due 07/15/15[1,6,7]	100,000	101,258
GE Equipment Midticket LLC
1.47% due 07/14/15[6,7]	100,000	100,377
World Financial Network Credit Card Master Trust
4.66% due 05/15/17	55,000	58,692
3.96% due 04/15/19	30,000	31,732

		90,424

Ally Auto Receivables Trust
4.06% due 05/16/16[6,7]	60,000	63,293
Navistar Financial Corporation Owner Trust
4.17% due 10/20/14[6,7]	50,000	51,387
WF-RBS Commercial Mortgage Trust
5.17% due 02/15/44[1,6,7]	50,000	50,051
Marriott Vacation Club Owner Trust
5.74% due 04/20/28[6,7]	28,608	29,569
5.36% due 10/20/28[6,7]	8,258	8,526

		38,095

AmeriCredit Automobile Receivables Trust
2.73% due 03/09/15	34,000	34,769
CarMax Auto Owner Trust
5.18% due 12/15/16	25,000	26,856
Merrill Lynch Mortgage Investors Trust
0.69% due 09/25/31[1]	16,429	14,941
Countrywide Asset-Backed Certificates
1.79% due 01/25/34[1]	19,570	13,133
Chase Funding Mortgage Loan Asset-Backed Certificates
5.60% due 09/25/31	5,846	4,178

Total Asset Backed Securities (Cost $694,338)		706,005

MUNICIPAL BONDS†† - 0.9%

California - 0.1%
East Bay Municipal Utility District Revenue Bonds
5.87% due 06/01/40	40,000	41,820
Bay Area Toll Authority Revenue Bonds
6.26% due 04/01/49	25,000	26,899
Los Angeles Department of Airports Revenue Bonds
7.05% due 05/15/40	20,000	21,218
District of Columbia Revenue Bonds
5.25% due 12/01/34	20,000	21,053
Tompkins County Industrial Development Agency Revenue Bonds
5.00% due 07/01/37	20,000	20,628

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 65

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	Rydex|SGI SBL Fund
June 30, 2011	Series N (Managed Asset Allocation Series)

	Face
	Amount	Value

Regional Transportation District Revenue Bonds
5.00% due 11/01/38	$20,000	$20,478
San Diego County Water Authority Revenue Bonds
6.14% due 05/01/49	15,000	15,941

		168,037

Illinois - 0.2%
Greater Chicago Metropolitan Water Reclamation District General Obligation Limited
5.72% due 12/01/38	40,000	41,541
Chicago Transit Authority Revenue Bonds
6.90% due 12/01/40	30,000	31,956
City of Chicago Illinois Revenue Bonds
6.40% due 01/01/40	20,000	20,789

		94,286

New York - 0.1%
New York City Transitional Finance Authority Revenue Bonds
5.51% due 08/01/37	45,000	45,471
Housing Development Corp. Revenue Bonds
6.42% due 11/01/27	25,000	25,512
Metropolitan Transportation Authority Revenue Bonds
7.34% due 11/15/39	10,000	12,258
City of New York NY
5.85% due 06/01/40	10,000	10,356

		93,597

Virginia - 0.2%
University of Virginia Revenue Bonds
5.00% due 09/01/40	45,000	43,740
Virginia Public Building Authority Revenue Bonds
5.90% due 08/01/30	35,000	37,641
Virginia Commonwealth Transportation Board Revenue Bonds
5.35% due 05/15/35	5,000	5,116

		86,497

Maryland - 0.1%
Maryland State Transportation Authority Revenue Bonds
5.75% due 07/01/41	40,000	42,486
5.89% due 07/01/43	20,000	21,220

		63,706

Florida - 0.1%
State of Florida Revenue Bonds
5.00% due 07/01/20	50,000	56,191

Utah - 0.1%
Utah Transit Authority Revenue Bonds
5.94% due 06/15/39	40,000	43,689

Kansas - 0.0%
Kansas Development Finance Authority Revenue Bonds
5.50% due 05/01/34	30,000	29,617

Oregon - 0.0%
State of Oregon General Obligation Unlimited
5.89% due 06/01/27	15,000	16,241

District Of Columbia - 0.0%
District of Columbia Revenue Bonds
5.59% due 12/01/34	10,000	10,462

Texas - 0.0%
Texas Transportation Commission Revenue Bonds
5.18% due 04/01/30	10,000	10,242

Total Municipal Bonds (Cost $668,434)		672,565

FOREIGN GOVERNMENT BONDS†† - 0.2%
South Africa Government International Bond
6.50% due 06/02/14	65,000	72,897
Mexico Government International Bond
6.38% due 01/16/13	45,000	48,488
Brazilian Government International Bond
11.00% due 08/17/40	35,000	47,723
Poland Government International Bond
3.88% due 07/16/15	20,000	20,680

Total Foreign Government Bonds (Cost $169,806)		189,788

Total Investments - 99.7% (Cost $65,854,575)		$74,957,884

Cash & Other Assets, Less Liabilities - 0.3%		236,445

Total Net Assets - 100.0%		$75,194,329

66 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	Rydex|SGI SBL Fund
June 30, 2011	Series N (Managed Asset Allocation Series)
INVESTMENT CONCENTRATION
At June 30, 2011, the investment diversification of the Fund was as follows:

	% of
Country	Net Assets	Value

United States	81.3%	$61,125,242
United Kingdom	3.5	2,602,423
Japan	2.8	2,116,978
France	1.7	1,297,094
Switzerland	1.3	1,014,352
Australia	1.2	869,838
Germany	1.1	830,881
Canada	0.7	540,228
Netherlands Antilles	0.6	467,770
Ireland	0.5	411,896
Sweden	0.5	399,680
Bermuda	0.4	324,049
Spain	0.4	323,737
Italy	0.4	269,288
Brazil	0.3	248,604
Netherlands	0.3	242,335
Luxembourg	0.3	237,880
Norway	0.3	234,904
China	0.3	205,971
Mexico	0.3	193,505
Singapore	0.2	156,649
Hong Kong	0.2	144,467
Panama	0.2	128,148
Cayman Islands	0.1	81,867
Belgium	0.1	76,251
South Africa	0.1	72,897
Republic of Korea	0.1	55,732
Taiwan, Province of China	0.1	52,953
Chile	0.1	52,024
Denmark	0.1	51,747
Austria	0.1	43,828
Finland	0.0	31,365
Poland	0.0	20,680
Virgin Islands (UK)	0.0	17,130
Puerto Rico	0.0	10,598
Liberia	0.0	4,893

Total Investments	99.7%	$74,957,884

*	Non-income producing security.

†	Value determined based on Level 1 inputs unless otherwise noted — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Variable rate security. Rate indicated is rate effective at June 30, 2011.

[2]	Perpetual maturity.

[3]	All or a portion of this security was fair valued by the Valuation Committee at June 30, 2011. The total market value of fair valued securities amounts to $1,845 (cost $5,548), or 0.0% of total net assets.

[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[5]	Security is an interest-only strip. Rate indicated is effective yield at June 30, 2011.

[6]	Security was acquired through a private placement.

[7]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $2,652,444 (cost $2,593,432), or 3.5% of total net assets.

ADR — American Depositary Receipt

plc — Public Limited Company

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 67

Rydex|SGI SBL Fund
Series N (Managed Asset Allocation Series)
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $65,854,575)	$74,957,884
Foreign currency, at value (cost 14,746)	14,776
Prepaid expenses	757
Receivables:
Securities sold	656,198
Fund shares sold	15,278
Dividends	78,514
Foreign taxes reclaim	13,845
Interest	223,268
Currency	2,652

Total assets	75,963,172

Liabilities:
Overdraft due to custodian bank	7,581
Payable for:
Fund shares redeemed	105,909
Securities purchased	479,127
Management fees	61,317
Transfer agent/maintenance fees	2,101
Fund Accounting/Administration fees	9,198
Directors’ fees	2,203
Pricing fees	68,784
Currency	2,585
Other	30,038

Total liabilities	768,843

Net assets	$75,194,329

Net assets consist of:
Paid in capital	$75,639,796
Undistributed net investment income	185,541
Accumulated net realized loss on investments	(9,735,191)
Net unrealized appreciation on investments	9,104,183

Net assets	$75,194,329

Capital shares outstanding	3,624,562
Net asset value per share	$20.75

STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended June 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $32,335)	$567,282
Interest (net of foreign withholding tax of $90)	604,184

Total investment income	1,171,466

Expenses:
Management fees	384,548
Transfer agent/maintenance fees	12,581
Fund Accounting/Administration fees	57,682
Directors’ fees*	4,421
Custodian fees	50,264
Pricing fees	125,192
Miscellaneous	22,796

Total expenses	657,484

Net investment income	513,982

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,122,106
Foreign currency	(871)

Net realized gain	2,121,235

Net change in unrealized appreciation (depreciation) on:
Investments	674,215
Foreign currency	83

Net change in unrealized appreciation (depreciation)	674,298

Net realized and unrealized gain	2,795,533

Net increase in net assets resulting from operations	$3,309,515

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

68 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS	Rydex|SGI SBL Fund Series N (Managed Asset Allocation Series)

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$513,982	$1,073,404
Net realized gain on investments	2,121,235	2,284,043
Net change in unrealized appreciation (depreciation) on investments	674,298	4,504,009

Net increase in net assets resulting from operations	3,309,515	7,861,456

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	1,634,592	12,578,193
Cost of shares redeemed	(8,483,359)	(21,137,677)

Net decrease from capital share transactions	(6,848,767)	(8,559,484)

Net decrease in net assets	(3,539,252)	(698,028)

Net assets:
Beginning of period	78,733,581	79,431,609

End of period	$75,194,329	$78,733,581

Undistributed net investment income at end of period	$185,541	$751,365

Capital share activity:
Shares sold	79,680	691,770
Shares redeemed	(413,830)	(1,148,435)

Net decrease in shares	(334,150)	(456,665)

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 69

FINANCIAL HIGHLIGHTS	Rydex|SGI SBL Fund Series N (Managed Asset Allocation Series)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$19.89	$17.99	$14.31	$19.67	$18.55	$16.55

Income (loss) from investment operations:
Net investment income[b]	.14	.26	.27	.34	.32	.30
Net gain (loss) on investments (realized and unrealized)	.72	1.64	3.41	(5.70)	.80	1.70

Total from investment operations	.86	1.90	3.68	(5.36)	1.12	2.00

Net asset value, end of period	$20.75	$19.89	$17.99	$14.31	$19.67	$18.55

Total Return[c]	4.32%	10.56%	25.63%	(27.25%)	6.04%	12.08%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$75,194	$78,734	$79,432	$76,421	$117,423	$105,300

Ratios to average net assets:
Net investment income	1.34%	1.40%	1.71%	1.94%	1.63%	1.63%
Total expenses	1.71%	1.50%	1.66%	1.52%	1.41%	1.41%

Portfolio turnover rate	20%	52%	46%	82%	75%	63%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

70 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2011
SERIES O (ALL CAP VALUE SERIES)
OBJECTIVE: Seeks long-term growth of capital.
Inception Date: June 1, 1995
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Equifax, Inc.	3.2%
Lowe’s Companies, Inc.	2.6%
TE Connectivity Ltd.	2.6%
Chevron Corp.	2.6%
Western Union Co.	2.5%
Computer Sciences Corp.	2.4%
Williams Companies, Inc.	2.2%
Time Warner, Inc.	2.2%
ConocoPhillips	2.1%
Wal-Mart Stores, Inc.	2.0%

Top Ten Total	24.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 71

SCHEDULE OF INVESTMENTS (Unaudited)	Rydex|SGI SBL Fund
June 30, 2011	Series O (All Cap Value Series)

	Shares	Value

COMMON STOCKS† - 95.6%

Financials - 16.8%
AON Corp.	63,300	$3,247,290
Wells Fargo & Co.	102,633	2,879,882
Berkshire Hathaway, Inc. — Class B*	35,900	2,778,301
JPMorgan Chase & Co.	56,000	2,292,640
Bank of New York Mellon Corp.	86,200	2,208,444
U.S. Bancorp	82,317	2,099,907
BB&T Corp.	68,200	1,830,488
American Financial Group, Inc.	47,800	1,705,982
W.R. Berkley Corp.	49,000	1,589,560
Hanover Insurance Group, Inc.	42,150	1,589,476
Allstate Corp.	36,650	1,118,925
Alleghany Corp.*	2,513	837,105
Reinsurance Group of America, Inc. — Class A	13,420	816,741
Employers Holdings, Inc.	33,000	553,410
RenaissanceRe Holdings Ltd.	6,450	451,178
Transatlantic Holdings, Inc.	9,000	441,090
Associated Banc-Corp.	27,846	387,059
Ocwen Financial Corp.*	21,510	274,468
First Marblehead Corp.*	153,005	270,819
Endurance Specialty Holdings Ltd.	6,530	269,885
Old National Bancorp	19,545	211,086

Total Financials		27,853,736

Industrials - 16.1%
Equifax, Inc.	153,600	5,332,992
United Technologies Corp.	29,100	2,575,641
Republic Services, Inc. — Class A	62,500	1,928,125
Babcock & Wilcox Co.*	58,261	1,614,412
Quanta Services, Inc.*	73,000	1,474,600
GeoEye, Inc.*	33,900	1,267,860
Parker Hannifin Corp.	14,000	1,256,360
FedEx Corp.	12,600	1,195,110
General Cable Corp.*	28,000	1,192,240
USG Corp.*	79,100	1,134,294
Covanta Holding Corp.	67,000	1,104,830
URS Corp.*	23,200	1,037,968
Trex Company, Inc.*	34,800	851,904
Orbital Sciences Corp.*	48,821	822,634
Insituform Technologies, Inc. — Class A*	37,300	782,181
FTI Consulting, Inc.*	17,740	673,056
Saia, Inc.*	39,000	661,050
Navigant Consulting, Inc.*	58,500	613,665
Force Protection, Inc.*	103,589	514,319
ICF International, Inc.*	11,100	281,718
United Stationers, Inc.	4,990	176,796
Insperity, Inc.	4,095	121,253

Total Industrials		26,613,008

Energy - 15.4%
Chevron Corp.	41,200	4,237,008
Williams Companies, Inc.	121,300	3,669,325
ConocoPhillips	45,900	3,451,221
Apache Corp.	19,300	2,381,427
McDermott International, Inc.*	119,800	2,373,238
Halliburton Co.	39,400	2,009,400
Chesapeake Energy Corp.	42,000	1,246,980
Global Industries Ltd.*	203,002	1,112,451
Plains Exploration & Production Co.*	26,960	1,027,715
Gulfport Energy Corp.*	31,900	947,111
SandRidge Energy, Inc.*	87,511	932,867
Exxon Mobil Corp.	9,800	797,524
Resolute Energy Corp.*	33,700	544,592
Goodrich Petroleum Corp.*	24,046	442,687
USEC, Inc.*	94,070	314,194

Total Energy		25,487,740

Information Technology - 12.6%
TE Connectivity Ltd.	115,600	4,249,456
Western Union Co.	210,500	4,216,315
Computer Sciences Corp.	106,600	4,046,536
IXYS Corp.*	176,300	2,640,974
Hewlett-Packard Co.	63,352	2,306,013
Maxwell Technologies, Inc.*	68,700	1,112,253
Power-One, Inc.*	111,315	901,651
Symmetricom, Inc.*	129,300	753,819
Satyam Computer Services Ltd. ADR*	164,036	606,933

Total Information Technology		20,833,950

Consumer Discretionary - 10.2%
Lowe’s Companies, Inc.	188,000	4,382,280
Time Warner, Inc.	98,466	3,581,208
Cabela’s, Inc.*	79,237	2,151,285
Chico’s FAS, Inc.	70,000	1,066,100
Best Buy Company, Inc.	32,300	1,014,543
Penn National Gaming, Inc.*	23,500	947,990
Maidenform Brands, Inc.*	24,850	687,351
Apollo Group, Inc. — Class A*	13,290	580,507
Brown Shoe Company, Inc.	52,392	557,975
Jack in the Box, Inc.*	20,000	455,600
Hanesbrands, Inc.*	15,120	431,676
DeVry, Inc.	7,270	429,875
Scholastic Corp.	14,500	385,700
Fred’s, Inc. — Class A	12,550	181,097

Total Consumer Discretionary		16,853,187

Consumer Staples - 8.4%
Wal-Mart Stores, Inc.[1]	62,500	3,321,250
CVS Caremark Corp.	78,600	2,953,788
Kraft Foods, Inc. — Class A	53,700	1,891,851
Hormel Foods Corp.	62,110	1,851,499

72 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	Rydex|SGI SBL Fund
June 30, 2011	Series O (All Cap Value Series)

	Shares	Value

JM Smucker Co.	17,970	$1,373,627
Bunge Ltd.	19,600	1,351,420
Ralcorp Holdings, Inc.*	13,400	1,160,172

Total Consumer Staples		13,903,607

Health Care - 6.4%
Covidien plc	49,500	2,634,885
Hospira, Inc.*	31,900	1,807,454
Aetna, Inc.	39,900	1,759,191
Mednax, Inc.*	17,500	1,263,325
UnitedHealth Group, Inc.	19,000	980,020
Forest Laboratories, Inc.*	24,550	965,797
Hologic, Inc.*	24,443	493,015
Medco Health Solutions, Inc.*	7,200	406,944
Kindred Healthcare, Inc.*	12,764	274,043

Total Health Care		10,584,674

Materials - 5.1%
Dow Chemical Co.	72,700	2,617,200
Bemis Company, Inc.	58,700	1,982,886
Louisiana-Pacific Corp.*	164,000	1,334,960
Sonoco Products Co.	29,900	1,062,646
Owens-Illinois, Inc.*	28,280	729,907
HB Fuller Co.	15,518	378,949
Zoltek Companies, Inc.*	30,900	325,377

Total Materials		8,431,925

Utilities - 3.5%
Edison International	81,300	3,150,375
Black Hills Corp.	22,000	661,980
Allete, Inc.	15,618	640,963
Great Plains Energy, Inc.	23,922	495,903
American Water Works Company, Inc.	15,000	441,750
MDU Resources Group, Inc.	13,819	310,927

Total Utilities		5,701,898

Telecommunication Services - 1.1%
Windstream Corp.	136,300	1,766,448

Total Common Stocks (Cost $140,893,185)		158,030,173

Total Long Investments - 95.6% (Cost $140,893,185)		$158,030,173

OPTIONS WRITTEN† - (0.1)%
Put Options on:
Arch Coal, Inc. Expiring July 2011 with strike price of $30.00	285	$(96,900)

Total Options Written (Premiums received $64,478)		(96,900)

Total Securities Sold Short — (0.1)% (Proceeds $64,478)		$(96,900)

Cash & Other Assets, Less Liabilities - 4.5%		7,435,134

Total Net Assets - 100.0%		$165,368,407

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

[1]	All or a portion of this security is pledged as collateral for open written option contracts at June 30, 2011.

ADR — American Depositary Receipt

plc — Public Limited Company

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 73

Rydex|SGI SBL Fund
Series O (All Cap Value Series)
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $140,893,185)	$158,030,173
Cash	1,328,134
Prepaid expenses	2,198
Receivables:
Securities sold	488,393
Fund shares sold	5,648,855
Dividends	175,377

Total assets	165,673,130

Liabilities:
Options written, at value (proceeds $64,478)	96,900
Payable for:
Fund shares redeemed	57,862
Management fees	90,721
Transfer agent/maintenance fees	2,099
Fund Accounting/Administration fees	12,312
Directors’ fees	4,895
Direct shareholders expense	16,989
Professional fees	16,268
Other	6,677

Total liabilities	304,723

Net Assets	$165,368,407

Net assets consist of:
Paid in capital	$173,490,647
Undistributed net investment income	482,778
Accumulated net realized loss on investments	(25,709,584)
Net unrealized appreciation on investments	17,104,566

Net assets	$165,368,407

Capital shares outstanding	7,092,455
Net asset value per share	$23.32

STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended June 30, 2011

Investment Income:
Dividends	$1,205,888
Interest	368

Total investment income	1,206,256

Expenses:
Management fees	584,503
Transfer agent/maintenance fees	12,589
Fund Accounting/Administration fees	79,324
Directors’ fees*	7,679
Miscellaneous	39,383

Total expenses	723,478

Net investment income	482,778

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,333,991
Options written	84,119

Net realized gain	3,418,110

Net change in unrealized appreciation (depreciation) on:
Investments	3,177,383
Options written	180,743

Net change in unrealized appreciation (depreciation)	3,358,126

Net realized and unrealized gain	6,776,236

Net increase in net assets resulting from operations	$7,259,014

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

74 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS	Rydex|SGI SBL Fund Series O (All Cap Value Series)

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$482,778	$1,084,849
Net realized gain on investments	3,418,110	1,512,399
Net change in unrealized appreciation (depreciation) on investments	3,358,126	22,227,783

Net increase in net assets resulting from operations	7,259,014	24,825,031

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	11,525,147	27,268,992
Cost of shares redeemed	(19,137,391)	(48,290,199)

Net decrease from capital share transactions	(7,612,244)	(21,021,207)

Net increase (decrease) in net assets	(353,230)	3,803,824

Net assets:
Beginning of period	165,721,637	161,917,813

End of period	$165,368,407	$165,721,637

Undistributed net investment income at end of period	$482,778	$1,084,849

Capital share activity:
Shares sold	489,414	1,385,350
Shares redeemed	(820,217)	(2,423,605)

Net decrease in shares	(330,803)	(1,038,255)

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 75

FINANCIAL HIGHLIGHTS	Rydex|SGI SBL Fund
Series O (All Cap Value Series)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008[e]	2007	2006

Per Share Data
Net asset value, beginning of period	$22.32	$19.14	$14.39	$23.37	$22.73	$19.13

Income (loss) from investment operations:
Net investment income[b]	.07	.14	.16	.34	.34	.31
Net gain (loss) on investments (realized and unrealized)	.93	3.04	4.59	(9.32)	.30	3.29

Total from investment operations	1.00	3.18	4.75	(8.98)	.64	3.60

Net asset value, end of period	$23.32	$22.32	$19.14	$14.39	$23.37	$22.73

Total Return[c]	4.48%	16.61%	33.01%	(38.43%)	2.82%	18.82%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$165,368	$165,722	$161,918	$156,634	$288,233	$295,049

Ratios to average net assets:
Net investment income	0.58%	0.68%	1.00%	1.72%	1.42%	1.41%
Total expenses[f]	0.87%	0.86%	0.87%	1.09%	1.14%	1.15%
Net expenses[d]	0.87%	0.86%	0.85%	1.07%	1.14%	1.15%

Portfolio turnover rate	10%	11%	19%	124%	25%	18%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

[e]	Security Global Investors, LLC (SGI) became the advisor of Series O effective August 15, 2008. Prior to August 15, 2008, T.Rowe Price sub-advised the Series.

[f]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager, as applicable.

76 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2011
SERIES P (HIGH YIELD SERIES)
OBJECTIVE: Seeks high current income. Capital appreciation is a secondary objective.
Inception Date: August 5, 1996
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
Portfolio Composition by Quality Rating
(Based on Standard and Poor’s Ratings)

% of Total
Rating	Investments

Fixed Income Instruments
BB-	20.0%
B-	19.7%
BB+	11.2%
B	9.7%
B+	8.6%
CCC+	7.9%
CCC	7.2%
Other	13.8%
Other Instruments
Common Stock	1.1%
Preferred Stocks	0.8%

Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

Ten Largest Holdings
(% of Total Net Assets)

Nelnet, Inc.	3.4%
CIT Group, Inc.	2.9%
Forest City Enterprises, Inc.	2.9%
E*Trade Financial Corp.	2.8%
GeoEye, Inc.	2.8%
NRG Energy, Inc.	2.5%
Catalent Pharma Solutions, Inc.	2.5%
Ford Motor Credit Company LLC	2.4%
Nuveen Investments, Inc.	2.3%
Penske Automotive Group, Inc.	2.2%

Top Ten Total	26.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 77

SCHEDULE OF INVESTMENTS (Unaudited)	Rydex|SGI SBL Fund
June 30, 2011	Series P (High Yield Series)

	Shares	Value

COMMON STOCKS† - 1.1%

Energy - 0.7%
Stallion Oilfield Holdings Ltd.*,†††,1,2,3	19,265	717,621
SemGroup Corp. — Class A*	4,398	112,897

Total Energy		830,518

Financials - 0.4%
CIT Group, Inc.*	7,613	336,951
Capitol Federal Financial, Inc.	10,000	117,600
Bimini Capital Management, Inc. — Class A	10,740	7,840
Fannie Mae*	12,727	4,213

Total Financials		466,604

Consumer Discretionary - 0.0%
Adelphia Recovery Trust	5,270	198

Health Care - 0.0%
MEDIQ, Inc.*,1	92	1

Total Common Stocks (Cost $1,612,424)		1,297,321

PREFERRED STOCKS - 0.8%
Citigroup Capital XIII
7.88% due 10/30/40†,4	25,000	694,500
Freddie Mac[5]
8.38% due 12/31/12*,†	28,000	82,600
Fannie Mae[5]
8.25%*,†	28,000	60,200
U.S. Shipping Corp.*,†††,1,2	24,529	24,529

Total Preferred Stocks (Cost $2,660,500)		861,829

WARRANTS††† - 0.0%

Energy - 0.0%
SemGroup Corp.
2014[1,2]	4,630	26,622

Consumer Discretionary - 0.0%
Reader’s Digest Association, Inc.[1,2]	478	1,434

Total Warrants (Cost $23,150)		28,056

	Face
	Amount
CORPORATE BONDS†† - 86.8%

Financials - 22.0%
Nelnet, Inc.
7.40% due 09/29/36[4]	$4,250,000	3,907,187
CIT Group, Inc.
7.00% due 05/01/17	2,559,568	2,553,169
7.00% due 05/01/16	221,119	220,290
7.00% due 05/01/15	132,672	132,838
7.00% due 05/01/14	73,987	74,912
Ford Motor Credit Company LLC
8.00% due 12/15/16	1,000,000	1,124,486
7.00% due 04/15/15	1,000,000	1,080,159
8.13% due 01/15/20	400,000	463,365
Nuveen Investments, Inc.
10.50% due 11/15/15	2,350,000	2,402,875
10.50% due 11/15/15[3,6]	250,000	253,125
Ally Financial, Inc.
8.00% due 11/01/31	1,600,000	1,708,765
6.75% due 12/01/14	650,000	681,215
E*Trade Financial Corp.
7.88% due 12/01/15	2,150,000	2,160,750
Forest City Enterprises, Inc.
7.63% due 06/01/15	1,750,000	1,715,000
CNL Income Properties, Inc.
7.25% due 04/15/19[3,6]	1,700,000	1,538,500
Pinnacle Foods Finance LLC
9.25% due 04/01/15	900,000	933,750
8.25% due 09/01/17	500,000	518,750
Rabobank Capital Funding Trust II
5.26% due 12/31/49[3,4,6,7]	1,400,000	1,387,582
Icahn Enterprises LP
8.00% due 01/15/18	750,000	761,250
Progress Capital Trust I
10.50% due 06/01/27	700,000	720,318
UPCB Finance III Ltd.
6.63% due 07/01/20[3,6]	500,000	493,750
USI Holdings Corp.
9.75% due 05/15/15[3,6]	100,000	100,250
FCB Capital Trust I
8.05% due 03/01/28	75,000	75,625

		25,007,911

Consumer Discretionary - 11.5%
Penske Automotive Group, Inc.
7.75% due 12/15/16	2,500,000	2,550,000
Pinnacle Entertainment, Inc.
7.50% due 06/15/15	1,930,000	1,963,775
Snoqualmie Entertainment Authority
9.13% due 02/01/15[3,6]	1,500,000	1,466,250
Easton-Bell Sports, Inc.
9.75% due 12/01/16	1,125,000	1,240,313
American Axle & Manufacturing Holdings, Inc.
9.25% due 01/15/17[3,6]	1,124,000	1,225,160
Travelport LLC
9.88% due 09/01/14	1,325,000	1,219,000

78 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	Rydex|SGI SBL Fund
June 30, 2011	Series P (High Yield Series)

	Face
	Amount	Value

Mohegan Tribal Gaming Authority
7.13% due 08/15/14	$1,750,000	$1,207,500
AMC Entertainment, Inc.
8.00% due 03/01/14	1,000,000	1,002,500
Hanesbrands, Inc.
8.00% due 12/15/16	750,000	800,625
Fisher Communications, Inc.
8.63% due 09/15/14	193,000	195,413
Baker & Taylor, Inc.
11.50% due 07/01/13[3,6]	150,000	126,750
Metaldyne Corp.
11.00% due 06/15/12†††,1,2,8	1,000,000	—

		12,997,286

Health Care - 10.7%
Catalent Pharma Solutions, Inc.
9.50% due 04/15/15	2,805,984	2,805,984
Fresenius US Finance II, Inc.
9.00% due 07/15/15[3,6]	2,250,000	2,545,312
HCA, Inc.
9.25% due 11/15/16	2,000,000	2,122,500
Tenet Healthcare Corp.
8.88% due 07/01/19	1,000,000	1,103,750
Healthsouth Corp.
8.13% due 02/15/20	1,000,000	1,073,750
Apria Healthcare Group, Inc.
11.25% due 11/01/14	600,000	621,000
Fresenius Medical Care US Finance, Inc.
5.75% due 02/15/21[3,6]	500,000	490,000
Radnet Management, Inc.
10.38% due 04/01/18	400,000	409,000
Aviv Healthcare Properties, LP
7.75% due 02/15/19[3,6]	250,000	255,625
DJO Finance LLC
9.75% due 10/15/17[3,6]	250,000	253,750
STHI Holding Corp.
8.00% due 03/15/18[3,6]	200,000	203,000
Symbion, Inc.
11.00% due 08/23/15	200,000	201,000
Valeant Pharmaceuticals International
7.00% due 10/01/20[3,6]	100,000	96,750

		12,181,421

Industrials - 9.4%
GeoEye, Inc.
8.63% due 10/01/16	3,000,000	3,157,500
Air Canada
12.00% due 02/01/16[3,6]	1,650,000	1,703,625
UAL 2009-2B Pass Through Trust
12.00% due 01/15/16[3,6]	1,373,708	1,511,079
International Lease Finance Corp.
8.75% due 03/15/17	1,000,000	1,093,750
6.25% due 05/15/19	250,000	244,267
Alion Science and Technology Corp.
10.25% due 02/01/15	1,500,000	1,239,375
ARAMARK Holdings Corp.
8.63% due 05/01/16[3,6]	1,000,000	1,017,500
Kansas City Southern Railway
13.00% due 12/15/13	500,000	581,250
Triumph Group, Inc.
8.00% due 11/15/17	100,000	105,250

		10,653,596

Telecommunication Services - 7.2%
Charter Communications Operating LLC
10.88% due 09/15/14[3,6]	2,000,000	2,200,000
Sprint Capital Corp.
6.90% due 05/01/19	1,600,000	1,648,000
West Corp.
11.00% due 10/15/16	1,250,000	1,325,000
CMP Susquehanna Corp.
9.88% due 05/15/14[1]	1,300,000	1,319,500
Block Communications, Inc.
8.25% due 12/15/15[3,6]	1,125,000	1,146,094
Clearwire Communications LLC
12.00% due 12/01/15[3,6]	300,000	321,375
Bonten Media Acquisition Co.
9.00% due 06/01/15[3,6]	126,868	97,688
CSC Holdings LLC
6.75% due 04/15/12	42,000	43,207

		8,100,864

Utilities - 6.9%
NRG Energy, Inc.
8.50% due 06/15/19	2,250,000	2,328,750
8.25% due 09/01/20	500,000	510,000
AES Red Oak LLC
8.54% due 11/30/19	1,773,612	1,826,820
Elwood Energy LLC
8.16% due 07/05/26	1,147,060	1,135,589
Edison Mission Energy
7.63% due 05/15/27	1,250,000	918,750
Calpine Corp.
7.88% due 01/15/23[3,6]	500,000	515,000
Inergy, LP
7.00% due 10/01/18	300,000	303,000
MarkWest Energy Partners, LP
6.75% due 11/01/20	250,000	255,000
East Coast Power LLC
7.07% due 03/31/12	16,949	17,108

		7,810,017

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 79

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	Rydex|SGI SBL Fund
June 30, 2011	Series P (High Yield Series)

	Face
	Amount	Value

Energy - 5.1%
Tesoro Corp.
6.50% due 06/01/17	$1,900,000	$1,938,000
Chesapeake Energy Corp.
9.50% due 02/15/15	1,500,000	1,740,000
Targa Resources Partners, LP
7.88% due 10/15/18[3,6]	500,000	527,500
Petroquest Energy, Inc.
10.00% due 09/01/17	500,000	527,500
Plains Exploration & Production Co.
7.00% due 03/15/17	500,000	515,000
BreitBurn Energy Partners, LP
8.63% due 10/15/20	250,000	263,750
Hilcorp Energy I, LP
7.75% due 11/01/15[3,6]	250,000	257,500
SemGroup, LP
8.75% due 11/15/15†††,1,2,8	1,700,000	—

		5,769,250

Consumer Staples - 5.2%
Constellation Brands, Inc.
7.25% due 05/15/17	1,000,000	1,087,500
8.38% due 12/15/14	500,000	568,750
Armored Autogroup, Inc.
9.25% due 11/01/18[3,6]	1,100,000	1,089,000
Reynolds Group Issuer, Inc.
8.75% due 05/15/18[3,6]	750,000	736,875
9.00% due 04/15/19[3,6]	250,000	246,875
American Achievement Corp.
10.88% due 04/15/16[3,6]	1,050,000	945,000
Bumble Bee Holdco SCA
9.63% due 03/15/18[3,6]	600,000	546,000
Simmons Foods, Inc.
10.50% due 11/01/17[3,6]	500,000	530,000

		5,750,000

Materials - 4.5%
Ineos Group Holdings Ltd.
8.50% due 02/15/16[3,6]	2,500,000	2,468,750
Sino-Forest Corp.
10.25% due 07/28/14[3,6]	2,275,000	1,114,750
Berry Plastics Corp.
9.50% due 05/15/18	1,000,000	992,500
Westmoreland Coal Co.
10.75% due 02/01/18[3,6]	250,000	257,500
Huntsman International LLC
8.63% due 03/15/21	200,000	217,500
Methanex Corp.
8.75% due 08/15/12	5,000	5,312

		5,056,312

Information Technology - 3.7%
Seagate Technology HDD Holdings
6.80% due 10/01/16	1,400,000	1,473,500
IMS Health, Inc.
12.50% due 03/01/18[3,6]	1,000,000	1,192,500
Seagate HDD Cayman
6.88% due 05/01/20[3,6]	900,000	893,250
SunGard Data Systems, Inc.
10.63% due 05/15/15	600,000	649,500

		4,208,750

Industrial - 0.6%
Bumble Bee Acquisition Corp.
9.00% due 12/15/17[3,6]	700,000	703,500
US Oncology, Inc.
due 08/15/17[1,8]	1,100,000	19,250

		722,750

Total Corporate Bonds (Cost $92,999,794)		98,258,157

CONVERTIBLE BONDS†† - 5.0%

Financials - 2.3%
Forest City Enterprises, Inc.
5.00% due 10/15/16	1,000,000	1,577,500
E*Trade Financial Corp.
due 08/31/19	750,000	1,001,250

		2,578,750

Energy - 1.3%
USEC, Inc.
3.00% due 10/01/14	2,050,000	1,470,875

Consumer Discretionary - 0.9%
Sonic Automotive, Inc.
5.00% due 10/01/29	800,000	1,056,000

Health Care - 0.5%
Invacare Corp.
4.13% due 02/01/27	350,000	499,188

Total Convertible Bonds (Cost $4,815,047)		5,604,813

SENIOR FLOATING RATE INTERESTS†† - 0.9%

Information Technology - 0.9%
Attachmate Corp.
6.50% due 04/27/17	1,000,000	1,002,500

Total Senior Floating Rate Interests (Cost $990,236)		1,002,500

80 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	Rydex|SGI SBL Fund
June 30, 2011	Series P (High Yield Series)

	Face
	Amount	Value

FOREIGN GOVERNMENT BONDS†† - 0.2%
Mexico Government International Bond
7.50% due 01/14/12	$116,000	$119,886
Banque Centrale de Tunisie S.A.
7.38% due 04/25/12	80,000	83,000
South Africa Government International Bond
7.38% due 04/25/12	35,000	36,796
Chile Government International Bond
7.13% due 01/11/12	25,000	25,795

Total Foreign Government Bonds (Cost $255,618)		265,477

Total Investments - 94.8% (Cost $103,356,769)		$107,318,153

Cash & Other Assets, Less Liabilities - 5.2%		5,829,668

Total Net Assets - 100.0%		$113,147,821

*	Non-income producing security.

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.

††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.

†††	Value determined based on Level 3 inputs — See Note 4.

[1]	All or a portion of this security was fair valued by the Valuation Committee at June 30, 2011. The total market value of fair valued securities amounts to $2,108,957 (cost $3,327,535), or 1.9% of total net assets.

[2]	Illiquid security.

[3]	Security was acquired through a private placement.

[4]	Variable rate security. Rate indicated is rate effective at June 30, 2011.

[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[6]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $30,457,165 (cost $30,994,715), or 26.9% of total net assets.

[7]	Perpetual maturity.

[8]	Security is in default of interest and/or principal obligations.

REIT — Real Estate Investment Trust

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 81

Rydex|SGI SBL Fund
Series P (High Yield Series)
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $103,356,769)	$107,318,153
Cash	5,697,786
Prepaid expenses	7,150
Receivables:
Fund shares sold	39,103
Interest	1,997,984

Total assets	115,060,176

Liabilities:
Payable for:
Fund shares redeemed	33,486
Securities purchased	1,731,250
Management fees	78,008
Transfer agent/maintenance fees	2,102
Fund Accounting/Administration fees	9,881
Directors’ fees	2,269
Other	55,359

Total liabilities	1,912,355

Net assets	$113,147,821

Net assets consist of:
Paid in capital	$97,130,499
Undistributed net investment income	7,394,465
Accumulated net realized gain on investments	4,661,473
Net unrealized appreciation on investments	3,961,384

Net assets	$113,147,821

Capital shares outstanding	4,089,716
Net asset value per share	$27.67

STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended June 30, 2011

Investment Income:
Dividends	$50,598
Interest	5,435,830

Total investment income	5,486,428

Expenses:
Management fees	514,569
Transfer agent/maintenance fees	12,571
Fund Accounting/Administration fees	65,178
Directors’ fees*	6,930
Miscellaneous	54,077

Total expenses	653,325

Net investment income	4,833,103

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,853,543

Net realized gain	4,853,543

Net change in unrealized appreciation (depreciation) on:
Investments	(5,105,038)

Net change in unrealized appreciation (depreciation)	(5,105,038)

Net realized and unrealized loss	(251,495)

Net increase in net assets resulting from operations	$4,581,608

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

82 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS	Rydex|SGI SBL Fund
Series P (High Yield Series)

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$4,833,103	$10,673,737
Net realized gain on investments	4,853,543	2,994,714
Net change in unrealized appreciation (depreciation) on investments	(5,105,038)	5,366,847

Net increase in net assets resulting from operations	4,581,608	19,035,298

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	12,030,095	74,340,620
Cost of shares redeemed	(41,912,755)	(94,059,284)

Net decrease from capital share transactions	(29,882,660)	(19,718,664)

Net decrease in net assets	(25,301,052)	(683,366)

Net assets:
Beginning of period	138,448,873	139,132,239

End of period	$113,147,821	$138,448,873

Undistributed net investment income at end of period	$7,394,465	$12,997,748

Capital share activity:
Shares sold	435,053	2,988,727
Shares redeemed	(1,515,719)	(3,815,878)

Net decrease in shares	(1,080,666)	(827,151)

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 83

FINANCIAL HIGHLIGHTS	Rydex|SGI SBL Fund
Series P (High Yield Series)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$26.78	$23.20	$13.37	$19.18	$18.79	$16.90

Income (loss) from investment operations:
Net investment income[b]	.97	2.02	1.89	1.57	1.38	.90
Net gain (loss) on investments (realized and unrealized)	(.08)	1.56	7.94	(7.38)	(.99)	.99
Total from investment operations	.89	3.58	9.83	(5.81)	.39	1.89

Net asset value, end of period	$27.67	$26.78	$23.20	$13.37	$19.18	$18.79
Total Return[c]	3.32%	15.43%	73.52%	(30.29%)	2.08%	11.18%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$113,148	$138,449	$139,132	$83,219	$115,301	$106,144

Ratios to average net assets:
Net investment income	7.04%	8.16%	10.24%	9.02%	7.19%	7.24%
Total expenses	0.95%	0.94%	0.94%	0.94%	0.92%	0.93%

Portfolio turnover rate	23%	56%	48%	33%	50%	52%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

84 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2011
SERIES Q (SMALL CAP VALUE SERIES)

OBJECTIVE: Seeks long-term capital appreciation.
Inception Date: May 1, 2000
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Hanover Insurance Group, Inc.	2.9%
Cabela’s, Inc.	2.6%
Standard Microsystems Corp.	2.3%
GeoEye, Inc.	2.3%
Global Industries Ltd.	2.2%
IXYS Corp.	2.1%
Chico’s FAS, Inc.	2.1%
Tesco Corp.	1.9%
Parker Drilling Co.	1.9%
Gulfport Energy Corp.	1.8%

Top Ten Total	22.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 85

SCHEDULE OF INVESTMENTS (Unaudited)	Rydex|SGI SBL Fund
June 30, 2011	Series Q (Small Cap Value Series)

	Shares	Value

COMMON STOCKS† - 94.9%

Industrials - 18.4%
GeoEye, Inc.*	80,600	$3,014,440
Ameron International Corp.	30,950	2,032,796
General Cable Corp.*	47,700	2,031,066
Force Protection, Inc.*	403,300	2,002,385
ICF International, Inc.*	74,600	1,893,348
Great Lakes Dredge & Dock Corp.	317,480	1,771,539
Insituform Technologies, Inc. — Class A*	82,900	1,738,413
EnergySolutions, Inc.	342,677	1,692,824
Saia, Inc.*	96,800	1,640,760
Orbital Sciences Corp.*	92,421	1,557,294
Navigant Consulting, Inc.*	136,380	1,430,626
FTI Consulting, Inc.*	35,830	1,359,390
Celadon Group, Inc.*	84,479	1,179,327
United Stationers, Inc.	7,982	282,802
Insperity, Inc.	9,351	276,883

Total Industrials		23,903,893

Financials - 16.4%
Hanover Insurance Group, Inc.	98,440	3,712,173
Horace Mann Educators Corp.	147,100	2,296,231
Cedar Shopping Centers, Inc.	380,040	1,957,206
Transatlantic Holdings, Inc.	39,900	1,955,499
1st Source Corp.	81,700	1,694,458
Reinsurance Group of America, Inc. — Class A	26,433	1,608,712
SeaBright Holdings, Inc.	157,300	1,557,270
Employers Holdings, Inc.	61,490	1,031,187
Lexington Realty Trust	100,900	921,217
Heritage Financial Corp.	68,400	884,412
Solar Senior Capital Ltd.	48,299	866,967
Ocwen Financial Corp.*	55,550	708,818
Endurance Specialty Holdings, Ltd.	14,880	614,990
Bancfirst Corp.	14,437	557,268
First Marblehead Corp.*	287,566	508,992
Redwood Trust, Inc.	27,600	417,312

Total Financials		21,292,712

Information Technology - 16.2%
Standard Microsystems Corp.*	111,879	3,019,614
IXYS Corp.*	186,200	2,789,276
Maxwell Technologies, Inc.*	136,000	2,201,840
Insight Enterprises, Inc.*	122,300	2,165,933
Global Cash Access Holdings, Inc.*	536,140	1,704,925
Digi International, Inc.*	113,949	1,481,337
Power-One, Inc.*	181,525	1,470,352
Satyam Computer Services Ltd. ADR*	397,262	1,469,869
Intermec, Inc.*	113,850	1,256,904
Harmonic, Inc.*	159,400	1,152,462
Perficient, Inc.*	86,890	891,491
Symmetricom, Inc.*	108,549	632,841
Methode Electronics, Inc.	42,891	497,965
Euronet Worldwide, Inc.*	22,194	342,010

Total Information Technology		21,076,819

Consumer Discretionary - 15.0%
Cabela’s, Inc.*	123,507	3,353,215
Chico’s FAS, Inc.	182,500	2,779,475
International Speedway Corp. — Class A	75,800	2,153,478
DeVry, Inc.	35,240	2,083,741
Penn National Gaming, Inc.*	44,300	1,787,062
MDC Partners, Inc. — Class A	83,582	1,509,491
Smith & Wesson Holding Corp.*	501,520	1,504,560
Maidenform Brands, Inc.*	43,800	1,211,508
Brown Shoe Company, Inc.	109,210	1,163,087
Scholastic Corp.	31,800	845,880
Hanesbrands, Inc.*	27,620	788,551
Fred’s, Inc. — Class A	23,900	344,877

Total Consumer Discretionary		19,524,925

Energy - 13.7%
Global Industries Ltd.*	510,450	2,797,266
Tesco Corp.*	127,820	2,480,986
Parker Drilling Co.*	422,360	2,470,806
Gulfport Energy Corp.*	77,455	2,299,639
Abraxas Petroleum Corp.*	484,100	1,854,103
Kodiak Oil & Gas Corp.*	286,279	1,651,830
Resolute Energy Corp.*	75,600	1,221,696
Goodrich Petroleum Corp.*	61,776	1,137,296
Petroleum Development Corp.*	31,250	934,688
USEC, Inc.*	271,330	906,242

Total Energy		17,754,552

Materials - 6.6%
Myers Industries, Inc.	208,800	2,146,464
A. Schulman, Inc.	58,850	1,482,432
Zoltek Companies, Inc.*	138,200	1,455,246
Landec Corp.*	182,244	1,202,810
TPC Group, Inc.*	21,900	858,918
HB Fuller Co.	32,703	798,607
Louisiana-Pacific Corp.*	76,097	619,430

Total Materials		8,563,907

Consumer Staples - 4.2%
Spartan Stores, Inc.	87,180	1,702,625
Winn-Dixie Stores, Inc.*	164,500	1,390,025
Orchids Paper Products Co.	98,258	1,242,964
Smart Balance, Inc.*	217,200	1,125,096

Total Consumer Staples		5,460,710

86 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	Rydex|SGI SBL Fund
June 30, 2011	Series Q (Small Cap Value Series)

	Shares	Value

Health Care - 2.5%
ICU Medical, Inc.*	45,300	$1,979,610
Mednax, Inc.*	17,080	1,233,005

Total Health Care		3,212,615

Utilities - 1.9%
Black Hills Corp.	61,310	1,844,818
MDU Resources Group, Inc.	25,615	576,337

Total Utilities		2,421,155

Total Common Stocks (Cost $102,100,381)		123,211,288

CONVERTIBLE PREFERRED STOCKS -0.0%
Thermoenergy Corp.*,1,2	116,667	74,947

Total Convertible Preferred Stocks (Cost $111,410)		74,947

WARRANTS†† - 0.1%
Industrials - 0.1%
Thermoenergy Corp. $0.30, 07/31/151	1,866,672	$94,827

Total Warrants (Cost $168,592)		$94,827

Total Investments - 95.0% (Cost $102,380,383)		$123,381,062

Cash & Other Assets, Less Liabilities - 5.0%		6,505,915

Total Net Assets - 100.0%		$129,886,977

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	All or a portion of this security was fair valued by the Valuation Committee at June 30, 2011. The total market value of fair valued securities amounts to $169,774 (cost $280,001), or 0.13% of total net assets.

[2]	PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

ADR — American Depositary Receipt

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 87

Rydex|SGI SBL Fund
Series Q (Small Cap Value Series)
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $102,380,383)	$123,381,062
Cash	1,729,572
Prepaid expenses	644
Receivables:
Securities sold	62,322
Fund shares sold	4,885,525
Dividends	62,074

Total assets	130,121,199

Liabilities:
Payable for:
Fund shares redeemed	72,824
Securities purchased	28,582
Management fees	95,426
Transfer agent/maintenance fees	2,101
Fund Accounting/Administration fees	9,542
Directors’ fees	2,123
Other	23,624

Total liabilities	234,222

Net assets	$129,886,977

Net assets consist of:
Paid in capital	$105,604,264
Accumulated net investment loss	(262,852)
Accumulated net realized gain on investments	3,544,886
Net unrealized appreciation on investments	21,000,679

Net assets	$129,886,977

Capital shares outstanding	3,700,703
Net asset value per share	$35.10

STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended June 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $3,510)	$472,503
Interest	224

Total investment income	472,727

Expenses:
Management fees	621,143
Transfer agent/maintenance fees	12,582
Fund Accounting/Administration fees	62,113
Directors’ fees*	6,028
Miscellaneous	33,713

Total expenses	735,579

Net investment loss	(262,852)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	17,982,773
Options written	195,379

Net realized gain	18,178,152

Net change in unrealized appreciation (depreciation) on:
Investments	(12,737,033)
Options written	(28,837)

Net change in unrealized appreciation (depreciation)	(12,765,870)

Net realized and unrealized gain	5,412,282

Net increase in net assets resulting from operations	$5,149,430

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

88 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS	Rydex|SGI SBL Fund Series Q (Small Cap Value Series)

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(262,852)	$(265,148)
Net realized gain on investments	18,178,152	16,705,449
Net change in unrealized appreciation (depreciation) on investments	(12,765,870)	6,331,311

Net increase in net assets resulting from operations	5,149,430	22,771,612

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	21,432,186	35,686,770
Cost of shares redeemed	(23,521,722)	(57,091,222)

Net decrease from capital share transactions	(2,089,536)	(21,404,452)

Net increase in net assets	3,059,894	1,367,160

Net assets:
Beginning of period	126,827,083	125,459,923

End of period	$129,886,977	$126,827,083

Accumulated net investment loss at end of period	$(262,852)	$—

Capital share activity:
Shares sold	604,012	1,205,270
Shares redeemed	(672,910)	(1,981,985)

Net decrease in shares	(68,898)	(776,715)

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 89

FINANCIAL HIGHLIGHTS	Rydex|SGI SBL Fund Series Q (Small Cap Value Series)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009[d]	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$33.64	$27.60	$17.70	$28.82	$26.14	$23.05

Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.06)	(.01)	.06	(.12)	(.09)
Net gain (loss) on investments (realized and unrealized)	1.53	6.10	9.91	(11.18)	2.80	3.18

Total from investment operations	1.46	6.04	9.90	(11.12)	2.68	3.09

Net asset value, end of period	$35.10	$33.64	$27.60	$17.70	$28.82	$26.14

Total Return[c]	4.34%	21.88%	55.93%	(38.58%)	10.25%	13.41%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$129,887	$126,827	$125,460	$85,944	$166,871	$159,852

Ratios to average net assets:
Net investment income (loss)	(0.40%)	(0.22%)	(0.02%)	0.24%	(0.42%)	(0.36%)
Total expenses	1.13%	1.12%	1.14%	1.19%	1.18%	1.25%

Portfolio turnover rate	28%	38%	126%	25%	42%	46%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

[d]	Security Global Investors, LLC (SGI) became the advisor of Series Q effective February 9, 2009. Prior to February 9, 2009, Wells Capital Management, Inc. sub-advised the Series.

90 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2011
SERIES V (MID CAP VALUE SERIES)
OBJECTIVE: Seeks long-term growth of capital.
Inception Date: May 1, 1997
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Hanover Insurance Group, Inc.	3.0%
Cabela’s, Inc.	2.9%
Computer Sciences Corp.	2.8%
Bemis Company, Inc.	2.5%
IXYS Corp.	2.4%
GeoEye, Inc.	2.1%
W.R. Berkley Corp.	2.1%
American Financial Group, Inc.	2.0%
Covanta Holding Corp.	2.0%
JM Smucker Co.	2.0%

Top Ten Total	23.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 91

SCHEDULE OF INVESTMENTS (Unaudited)	Rydex|SGI SBL Fund
June 30, 2011	Series V (Mid Cap Value Series)

	Shares	Value

COMMON STOCKS† - 97.8%

Industrials - 18.5%
GeoEye, Inc.*	177,000	$6,619,800
Covanta Holding Corp.	379,910	6,264,716
General Cable Corp.*	130,000	5,535,400
Quanta Services, Inc.*	224,000	4,524,800
FTI Consulting, Inc.*	111,820	4,242,451
Insituform Technologies, Inc. — Class A*	194,000	4,068,180
Navigant Consulting, Inc.*	355,170	3,725,733
Orbital Sciences Corp.*	209,012	3,521,852
URS Corp.*	76,820	3,436,927
Babcock & Wilcox Co.*	98,950	2,741,905
ICF International, Inc.*	94,400	2,395,872
Force Protection, Inc.*	465,000	2,308,725
Trex Company, Inc.*	80,300	1,965,744
Saia, Inc.*	106,900	1,811,955
United Stationers, Inc.	49,880	1,767,248
Equifax, Inc.	33,906	1,177,216
Insperity, Inc.	22,119	654,944
Thermoenergy Corp.*	905,961	199,311
UQM Technologies, Inc.*	49,212	110,727

Total Industrials		57,073,506

Financials - 17.4%
Hanover Insurance Group, Inc.	243,680	9,189,173
W.R. Berkley Corp.	203,800	6,611,272
American Financial Group, Inc.[1]	176,400	6,295,716
Alleghany Corp.*	14,317	4,769,136
Reinsurance Group of America, Inc. — Class A	66,748	4,062,283
Fifth Street Finance Corp.	247,194	2,867,450
RenaissanceRe Holdings Ltd.	37,400	2,616,130
Transatlantic Holdings, Inc.	52,100	2,553,421
Lexington Realty Trust	268,900	2,455,057
Associated Banc-Corp.	159,585	2,218,231
Old National Bancorp	201,184	2,172,787
Employers Holdings, Inc.	112,800	1,891,656
Ocwen Financial Corp.*	137,310	1,752,076
Endurance Specialty Holdings, Ltd.	36,960	1,527,557
Investors Real Estate Trust	133,340	1,154,724
Redwood Trust, Inc.	64,371	973,290
First Marblehead Corp.*	303,741	537,622
Bimini Capital Management, Inc. — Class A	246,603	180,020

Total Financials		53,827,601

Consumer Discretionary - 13.6%
Cabela’s, Inc.*	333,431	9,052,652
Chico’s FAS, Inc.	407,500	6,206,225
Penn National Gaming, Inc.*	104,000	4,195,360
Maidenform Brands, Inc.*	126,000	3,485,160
Apollo Group, Inc. — Class A*	77,340	3,378,211
Brown Shoe Company, Inc.	299,221	3,186,704
Scholastic Corp.	83,700	2,226,420
Jack in the Box, Inc.*	96,700	2,202,826
Hanesbrands, Inc.*	72,770	2,077,583
DeVry, Inc.	35,130	2,077,237
Fortune Brands, Inc.	26,300	1,677,151
Smith & Wesson Holding Corp.*	436,296	1,308,888
Fred’s, Inc. — Class A	59,350	856,420
HydroGen Corp.*,[4]	672,346	11,430

Total Consumer Discretionary		41,942,267

Energy - 11.2%
SandRidge Energy, Inc.*	580,574	6,188,919
Gulfport Energy Corp.*	197,387	5,860,420
Plains Exploration & Production Co.*	153,700	5,859,044
Global Industries Ltd.*	1,015,949	5,567,400
Resolute Energy Corp.*	190,200	3,073,632
McDermott International, Inc.*	152,000	3,011,120
Goodrich Petroleum Corp.*	154,697	2,847,972
USEC, Inc.*	598,070	1,997,554

Total Energy		34,406,061

Information Technology - 10.4%
Computer Sciences Corp.	231,310	8,780,528
IXYS Corp.*	493,800	7,397,124
Maxwell Technologies, Inc.*	314,800	5,096,612
Power-One, Inc.*	536,591	4,346,387
Satyam Computer Services Ltd. ADR*	959,510	3,550,187
Symmetricom, Inc.*	377,280	2,199,542
Euronet Worldwide, Inc.*	53,317	821,615

Total Information Technology		32,191,995

Utilities - 8.8%
NorthWestern Corp.	131,000	4,337,410
Great Plains Energy, Inc.	208,305	4,318,163
Allete, Inc.	95,251	3,909,101
Black Hills Corp.	101,800	3,063,162
UGI Corp.	86,429	2,756,221
American Water Works Company, Inc.	72,900	2,146,905
Pepco Holdings, Inc.	95,300	1,870,739
Westar Energy, Inc.	62,850	1,691,293
Atmos Energy Corp.	48,310	1,606,307
MDU Resources Group, Inc.	66,898	1,505,205

Total Utilities		27,204,506

Materials - 8.2%
Bemis Company, Inc.	225,200	7,607,256
Owens-Illinois, Inc.*	202,520	5,227,041
Louisiana-Pacific Corp.*	426,020	3,467,803
Sonoco Products Co.	95,950	3,410,063

92 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	Rydex|SGI SBL Fund
June 30, 2011	Series V (Mid Cap Value Series)

	Shares	Value

HB Fuller Co.	83,541	$2,040,071
Zoltek Companies, Inc.*	170,000	1,790,100
Landec Corp.*	251,145	1,657,557

Total Materials		25,199,891

Consumer Staples - 6.6%
JM Smucker Co.	81,700	6,245,148
Ralcorp Holdings, Inc.*	70,400	6,095,232
Hormel Foods Corp.	197,800	5,896,418
Bunge Ltd.	32,510	2,241,565

Total Consumer Staples		20,478,363

Health Care - 3.1%
Hologic, Inc.*	174,044	3,510,468
Mednax, Inc.*	43,115	3,112,472
Forest Laboratories, Inc.*	76,380	3,004,789

Total Health Care		9,627,729

Total Common Stocks (Cost $255,231,669)		301,951,919

CONVERTIBLE PREFERRED STOCKS†† - 0.1%
Thermoenergy Corp.*,2,3	308,333	198,073

Total Convertible Preferred Stocks (Cost $294,438)		198,073

WARRANTS†† - 0.1%

Industrials - 0.1%
Thermoenergy Corp.
$0.30, 07/31/15[2]	4,933,328	250,613

Energy - 0.0%
Nova Biosource Fuels, Inc.
$2.40, 07/05/11[2]	369,350	1

Total Warrants (Cost $827,081)		250,614

	Face
	Amount
CONVERTIBLE BONDS††- 0.8%

Energy - 0.8%
USEC, Inc.
3.00% due 10/01/14	$3,500,000	2,511,250

Total Convertible Bonds (Cost $3,500,000)		$2,511,250

Total Long Investments - 98.8% (Cost $259,853,188)		$304,911,856

	Contracts

OPTIONS WRITTEN† - (0.1)%
Put Options on:
Computer Sciences Corp. Expiring August 2011 with strike price of $35.00	400	(30,000)
Arch Coal, Inc. Expiring July 2011 with strike price of $30.00	550	(187,000)

Total Options Written (Premiums received $165,623)		(217,000)

Total Securities Sold Short - (0.1)% (Proceeds $165,623)		$(217,000)

Cash & Other Assets, Less Liabilities - 1.2%		3,850,601

Total Net Assets - 100.0%		$308,545,457

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	All or a portion of this security is pledged as collateral for open written option contracts at June 30, 2011.

[2]	All or a portion of this security was fair valued by the Valuation Committee based on non-observable market inputs at June 30, 2011. The total market value of fair valued securities amounts to $448,687 (cost $1,121,519), or 0.15% of total net assets.

[3]	PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[4]	Investment in an affiliated issuer. See Note 9 in the Notes to Financial Statements.

ADR American Depositary Receipt

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 93

Rydex|SGI SBL Fund
Series V (Mid Cap Value Series)
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $259,853,188)	$304,911,856
Cash	3,491,665
Prepaid expenses	2,131
Receivables:
Securities sold	1,801,119
Fund shares sold	74,871
Dividends	267,101
Interest	26,107

Total assets	310,574,850

Liabilities:
Options written, at value (proceeds $165,623)	217,000
Payable for:
Fund shares redeemed	183,292
Securities purchased	1,157,752
Management fees	186,040
Transfer agent/maintenance fees	2,103
Fund Accounting/Administration fees	23,565
Directors’ fees	4,785
Other	254,856

Total liabilities	2,029,393

Net assets	$308,545,457

Net assets consist of:
Paid in capital	$263,941,135
Undistributed net investment income	373,161
Accumulated net realized loss on investments	(776,130)
Net unrealized appreciation on investments	45,007,291

Net assets	$308,545,457

Capital shares outstanding	5,097,920
Net asset value per share	$60.52

STATEMENT OF OPERATIONS (Unaudited)
 For the Period Ended June 30, 2011

Investment Income:
Dividends	$1,777,368
Interest	53,871

Total investment income	1,831,239

Expenses:
Management fees	1,203,491
Transfer agent/maintenance fees	12,579
Fund Accounting/Administration fees	152,440
Directors’ fees*	15,570
Miscellaneous	73,998

Total expenses	1,458,078

Net investment income	373,161

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	18,665,888
Options written	266,340

Net realized gain	18,932,228

Net change in unrealized appreciation (depreciation) on:
Investments	(4,699,768)
Options written	334,616

Net change in unrealized appreciation (depreciation)	(4,365,152)

Net realized and unrealized gain	14,567,076

Net increase in net assets resulting from operations	$14,940,237

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

94 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS	Rydex|SGI SBL Fund Series V (Mid Cap Value Series)

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$373,161	$2,289,761
Net realized gain on investments	18,932,228	8,736,520
Net change in unrealized appreciation (depreciation) on investments	(4,365,152)	38,807,545

Net increase in net assets resulting from operations	14,940,237	49,833,826

Distributions To shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	11,522,381	43,590,963
Cost of shares redeemed	(34,335,626)	(81,736,566)

Net decrease from capital share transactions	(22,813,245)	(38,145,603)

Net increase (decrease) in net assets	(7,873,008)	11,688,223

Net assets:
Beginning of period	316,418,465	304,730,242

End of period	$308,545,457	$316,418,465

Undistributed net investment income at end of period	$373,161	$2,289,761

Capital share activity:
Shares sold	189,986	863,776
Shares redeemed	(568,395)	(1,600,455)

Net decrease in shares	(378,409)	(736,679)

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 95

FINANCIAL HIGHLIGHTS	Rydex|SGI SBL Fund Series V (Mid Cap Value Series)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$57.78	$49.05	$34.08	$47.64	$46.78	$40.79

Income (loss) from investment operations:
Net investment income[b]	.07	.39	.38	.49	.36	.44
Net gain (loss) on investments (realized and unrealized)	2.67	8.34	14.59	(14.05)	.50	5.55

Total from investment operations	2.74	8.73	14.97	(13.56)	.86	5.99

Net asset value, end of period	$60.52	$57.78	$49.05	$34.08	$47.64	$46.78

Total Return[c]	4.74%	17.80%	43.93%	(28.46%)	1.84%	14.66%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$308,545	$316,418	$304,730	$244,884	$409,211	$447,271

Ratios to average net assets:
Net investment income	0.23%	0.75%	0.97%	1.15%	0.73%	1.01%
Total expenses	0.91%	0.90%	0.91%	0.91%	0.89%	0.89%

Portfolio turnover rate	14%	25%	29%	56%	45%	42%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

96 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2011
SERIES X (SMALL CAP GROWTH SERIES)
OBJECTIVE: Seeks long-term growth of capital.
Inception Date: October 15, 1997
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

iShares Russell 2000 Growth Index Fund	5.7%
Oil States International, Inc.	2.3%
WABCO Holdings, Inc.	2.0%
Tempur-Pedic International, Inc.	1.9%
Interface, Inc. — Class A	1.9%
Alliance Data Systems Corp.	1.8%
Jarden Corp.	1.7%
Navistar International Corp.	1.7%
Solera Holdings, Inc.	1.7%
Cadence Design Systems, Inc.	1.7%

Top Ten Total	22.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 97

SCHEDULE OF INVESTMENTS (Unaudited)	Rydex|SGI SBL Fund
June 30, 2011	Series X (Small Cap Growth Series)

	Shares	Value

COMMON STOCKS† - 90.8%

Information Technology - 22.8%
Alliance Data Systems Corp.*	9,650	$907,775
Solera Holdings, Inc.	14,470	856,045
Cadence Design Systems, Inc.*	79,020	834,451
TIBCO Software, Inc.*	22,000	638,440
SYNNEX Corp.*	18,960	601,032
Nuance Communications, Inc.*	26,680	572,820
Sourcefire, Inc.*	19,250	572,110
Nanometrics, Inc.*	29,590	561,914
Opnet Technologies, Inc.	12,740	521,576
Netgear, Inc.*	11,750	513,710
Informatica Corp.*	8,600	502,498
FLIR Systems, Inc.	13,160	443,624
Ciena Corp.*	23,000	422,740
Rofin-Sinar Technologies, Inc.*	11,810	403,311
Riverbed Technology, Inc.*	9,600	380,064
Newport Corp.*	20,800	377,936
Harmonic, Inc.*	51,700	373,791
Lattice Semiconductor Corp.*	55,400	361,208
VanceInfo Technologies, Inc. ADR*	15,050	347,805
MEMC Electronic Materials, Inc.*	39,200	334,376
SolarWinds, Inc.*	11,070	289,370
Acme Packet, Inc.*	3,620	253,871
Meru Networks, Inc.*	14,220	170,782
Oclaro, Inc.*	18,100	121,632

Total Information Technology		11,362,881

Consumer Discretionary - 17.3%
Tempur-Pedic International, Inc.*	14,190	962,366
Jarden Corp.	24,890	858,954
Life Time Fitness, Inc.*	17,855	712,593
Penn National Gaming, Inc.*	16,215	654,113
Select Comfort Corp.*	32,200	578,956
Gentex Corp.	18,300	553,209
Phillips-Van Heusen Corp.	8,140	532,926
Lamar Advertising Co. — Class A*	16,340	447,226
Hanesbrands, Inc.*	14,130	403,411
Monro Muffler Brake, Inc.	10,360	386,324
MDC Partners, Inc. — Class A	19,700	355,782
Vail Resorts, Inc.	7,485	345,957
Lennar Corp. — Class A	18,780	340,857
ANN, Inc.*	12,900	336,690
Gaylord Entertainment Co.*	11,200	336,000
Jos A. Bank Clothiers, Inc.*	6,030	301,560
Cost Plus, Inc.*	29,300	293,000
Harman International Industries, Inc.	4,980	226,939

Total Consumer Discretionary		8,626,863

Industrials - 16.9%
WABCO Holdings, Inc.*	14,400	994,464
Interface, Inc. — Class A	49,070	950,486
Navistar International Corp.*	15,200	858,192
IDEX Corp.	17,290	792,746
BE Aerospace, Inc.*	17,450	712,135
Regal-Beloit Corp.	9,230	616,287
Wabtec Corp.	8,650	568,478
Roper Industries, Inc.	6,080	506,464
Kansas City Southern*	7,865	466,630
Aecom Technology Corp.*	16,870	461,226
Pall Corp.	8,085	454,620
Towers Watson & Co. — Class A	6,550	430,400
Pentair, Inc.	8,930	360,415
A123 Systems, Inc.*	41,900	222,908

Total Industrials		8,395,451

Health Care - 15.6%
Health Management Associates, Inc. — Class A*	65,480	705,874
Hill-Rom Holdings, Inc.	14,970	689,219
Endo Pharmaceuticals Holdings, Inc.*	16,910	679,275
Endologix, Inc.*	72,800	677,040
Hologic, Inc.*	31,330	631,926
Mednax, Inc.*	8,350	602,786
Integra LifeSciences Holdings Corp.*	11,900	568,939
Natus Medical, Inc.*	32,350	490,102
Halozyme Therapeutics, Inc.*	62,190	429,733
Perrigo Co.	4,770	419,140
SonoSite, Inc.*	11,690	411,137
Haemonetics Corp.*	5,645	363,369
BioMarin Pharmaceutical, Inc.*	12,520	340,669
Teleflex, Inc.	4,510	275,381
CardioNet, Inc.*	30,915	164,159
Momenta Pharmaceuticals, Inc.*	8,400	163,464
Angiodynamics, Inc.*	10,710	152,403

Total Health Care		7,764,616

Energy - 5.9%
Oil States International, Inc.*	14,410	1,151,503
Superior Energy Services, Inc.*	17,520	650,693
Plains Exploration & Production Co.*	15,850	604,202
CARBO Ceramics, Inc.	3,250	529,587

Total Energy		2,935,985

Materials - 4.9%
Solutia, Inc.*	24,700	564,395
CF Industries Holdings, Inc.	3,500	495,845
Kaiser Aluminum Corp.	8,680	474,102
Silgan Holdings, Inc.	11,550	473,203
Cliffs Natural Resources, Inc.	4,510	416,950

Total Materials		2,424,495

98 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	Rydex|SGI SBL Fund
June 30, 2011	Series X (Small Cap Growth Series)

	Shares	Value

Financials - 4.1%
Discover Financial Services	23,450	$627,288
Commerce Bancshares, Inc.	12,637	543,391
HCC Insurance Holdings, Inc.	14,450	455,175
Stifel Financial Corp.*	10,800	387,288

Total Financials		2,013,142

Utilities - 1.6%
ITC Holdings Corp.	5,670	406,936
NorthWestern Corp.	12,210	404,273

Total Utilities		811,209

Telecommunication Services - 1.0%
SBA Communications Corp. — Class A*	12,750	486,923

Consumer Staples - 0.7%
Sodastream International*	5,775	351,178

Total Common Stocks (Cost $34,749,249)		45,172,743

EXCHANGE TRADED FUND† - 5.7%
iShares Russell 2000 Growth Index Fund	29,880	2,834,118

Total Exchange Traded Fund (Cost $2,823,679)		2,834,118

Total Investments - 96.5% (Cost $37,572,928)		$48,006,861

Cash & Other Assets, Less Liabilities - 3.5%		1,753,054

Total Net Assets - 100.0%		$49,759,915

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

ADR — American Depositary Receipt

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 99

Rydex|SGI SBL Fund
Series X (Small Cap Growth Series)
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
 June 30, 2011

Assets:
Investments, at value (cost $37,572,928)	$48,006,861
Cash	1,605,816
Prepaid expenses	2,986
Receivables:
Securities sold	219,281
Fund shares sold	47,213
Dividends	5,371

Total assets	49,887,528

Liabilities:
Payable for:
Fund shares redeemed	71,494
Management fees	33,283
Transfer agent/maintenance fees	2,100
Fund Accounting/Administration fees	3,720
Directors’ fees	185
Direct shareholders expense	6,865
Professional fees	7,334
Other	2,632

Total liabilities	127,613

Net assets	$49,759,915

Net assets consist of:
Paid in capital	$44,980,488
Accumulated net investment loss	(160,931)
Accumulated net realized gain on investments	(5,493,575)
Net unrealized appreciation on investments	10,433,933

Net assets	$49,759,915

Capital shares outstanding	2,392,977
Net asset value per share	$20.79

STATEMENT OF OPERATIONS (Unaudited)
 For the Period Ended June 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $491)	$94,879
Interest	76

Total investment income	94,955

Expenses:
Management fees	204,187
Transfer agent/maintenance fees	12,580
Fund Accounting/Administration fees	22,820
Directors’ fees*	2,013
Miscellaneous	14,286

Total expenses	255,886

Net investment loss	(160,931)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,695,092

Net realized gain	4,695,092

Net change in unrealized appreciation (depreciation) on:
Investments	(95,679)

Net change in unrealized appreciation (depreciation)	(95,679)

Net realized and unrealized gain	4,599,413

Net increase in net assets resulting from operations	$4,438,482

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

100 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS	Rydex|SGI SBL Fund
Series X (Small Cap Growth Series)

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(160,931)	$(241,351)
Net realized gain on investments	4,695,092	7,184,670
Net change in unrealized appreciation (depreciation) on investments	(95,679)	3,495,741

Net increase in net assets resulting from operations	4,438,482	10,439,060

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	10,131,967	12,681,783
Cost of shares redeemed	(10,959,879)	(12,367,420)

Net increase (decrease) from capital share transactions	(827,912)	314,363

Net increase in net assets	3,610,570	10,753,423

Net assets:
Beginning of period	46,149,345	35,395,922

End of period	$49,759,915	$46,149,345

Accumulated net investment loss at end of period	$(160,931)	$—

Capital share activity:
Shares sold	507,182	797,473
Shares redeemed	(556,701)	(793,196)

Net increase (decrease) in shares	(49,519)	4,277)

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 101

FINANCIAL HIGHLIGHTS	Rydex|SGI SBL Fund
Series X (Small Cap Growth Series)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008[e]	2007	2006

Per Share Data
Net asset value, beginning of period	$18.89	$14.52	$10.74	$20.35	$19.27	$18.33

Income (loss) from investment operations:
Net investment loss[b]	(.07)	(.10)	(.04)	(.12)	(.17)	(.13)
Net gain (loss) on investments (realized and unrealized)	1.97	4.47	3.82	(9.49)	1.25	1.07

Total from investment operations	1.90	4.37	3.78	(9.61)	1.08	.94

Net asset value, end of period	$20.79	$18.89	$14.52	$10.74	$20.35	$19.27

Total Return[c]	10.06%	30.10%	35.20%	(47.22%)	5.60%	5.13%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$49,760	$46,149	$35,396	$30,284	$81,833	$92,789

Ratios to average net assets:
Net investment loss	(0.67%)	(0.65%)	(0.30%)	(0.80%)	(0.82%)	(0.66%)
Total expenses[d]	1.07%	1.09%	1.10%	1.24%	1.20%	1.20%

Portfolio turnover rate	51%	88%	100%	209%	137%	149%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.

[e]	Security Global Investors, LLC (SGI) became the advisor of Series X effective December 1, 2008. Prior to December 1, 2008, RS Investments, Inc sub-advised the Series.

102 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2011
SERIES Y (LARGE CAP CONCENTRATED GROWTH SERIES)
OBJECTIVE: Seeks long-term growth of capital.
Inception Date: May 3, 1999
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Apple, Inc.	5.1%
Google, Inc. — Class A	5.0%
Qualcomm, Inc.	4.1%
Baker Hughes, Inc.	3.4%
Halliburton Co.	3.3%
Covidien plc	3.3%
Eaton Corp.	3.2%
Teva Pharmaceutical Industries Ltd. ADR	3.2%
Dell, Inc.	3.2%
Cognizant Technology Solutions Corp. — Class A	3.1%

Top Ten Total	36.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 103

SCHEDULE OF INVESTMENTS (Unaudited)	Rydex|SGI SBL Fund
June 30, 2011	Series Y (Large Cap Concentrated Growth Series)

	Shares	Value
COMMON STOCKS† - 94.7%

Information Technology - 25.8%
Apple, Inc.*	6,155	$2,066,049
Google, Inc. — Class A*	4,025	2,038,179
Qualcomm, Inc.	29,500	1,675,305
Dell, Inc.*	77,700	1,295,259
Cognizant Technology
Solutions Corp. — Class A*	17,550	1,287,117
EMC Corp.*	46,360	1,277,218
Avago Technologies, Ltd.	23,950	910,100

Total Information Technology		10,549,227

Consumer Discretionary - 20.7%
Time Warner, Inc.	35,300	1,283,861
Nordstrom, Inc.	26,600	1,248,604
Priceline.com, Inc.*	2,430	1,243,990
Ford Motor Co.*	85,500	1,179,045
Starbucks Corp.	29,690	1,172,458
McDonald’s Corp.	13,900	1,172,048
Walt Disney Co.	29,270	1,142,701

Total Consumer Discretionary		8,442,707

Industrials - 15.6%
Eaton Corp.	25,400	1,306,830
Honeywell International, Inc.	21,500	1,281,185
United Parcel Service,
Inc. — Class B	17,350	1,265,336
Precision Castparts Corp.	7,650	1,259,572
CSX Corp.	47,910	1,256,200

Total Industrials		6,369,123

Health Care - 9.6%
Covidien plc	25,470	1,355,768
Teva Pharmaceutical
Industries Ltd. ADR	27,100	1,306,762
HCA Holdings, Inc.*	38,400	1,267,200

Total Health Care		3,929,730

Energy - 8.9%
Baker Hughes, Inc.	19,000	1,378,640
Halliburton Co.	26,630	1,358,130
Peabody Energy Corp.	14,970	881,883

Total Energy		3,618,653

Financials - 5.7%
MetLife, Inc.	27,500	1,206,425
JPMorgan Chase & Co.	27,850	1,140,179

Total Financials		2,346,604

Materials - 5.5%
Dow Chemical Co.	35,475	1,277,100
CF Industries Holdings, Inc.	6,850	970,440

Total Materials		2,247,540

Consumer Staples - 2.9%
General Mills, Inc.	32,400	1,205,928

Total Common Stocks (Cost $35,228,447)		38,709,512

Total Investments - 94.7% (Cost $35,228,447)		$38,709,512

Cash & Other Assets, Less Liabilities - 5.3%		2,173,427

Total Net Assets - 100.0%		$40,882,939

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.
ADR — American Depositary Receipt

plc — Public Limited Company

104 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

Rydex|SGI SBL Fund
Series Y (Large Cap Concentrated Growth Series)
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
 June 30, 2011

Assets:
Investments, at value (cost $35,228,447)	$38,709,512
Cash	2,136,771
Prepaid expenses	400
Receivables:
Securities sold	1,083,047
Fund shares sold	35,982
Dividends	9,131

Total assets	41,974,843

Liabilities:
Payable for:
Fund shares redeemed	21,791
Securities purchased	1,026,254
Management fees	24,788
Transfer agent/maintenance fees	2,098
Fund Accounting/Administration fees	3,139
Directors’ fees	513
Other	13,321

Total liabilities	1,091,904

Net assets	$40,882,939

Net assets consist of:
Paid in capital	$45,211,047
Undistributed net investment income	3,820
Accumulated net realized loss on investments	(7,812,993)
Net unrealized appreciation on investments	3,481,065

Net assets	$40,882,939

Capital shares outstanding	3,970,596
Net asset value per share	$10.30

STATEMENT OF OPERATIONS (Unaudited)
 For the Period Ended June 30, 2011

Investment Income:
Dividends	$213,620
Interest	69

Total investment income	213,689

Expenses:
Management fees	160,116
Transfer agent/maintenance fees	12,583
Fund Accounting/Administration fees	20,281
Directors’ fees*	1,945
Miscellaneous	14,944

Total expenses	209,869

Net investment income	3,820

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,486,838

Net realized gain	3,486,838

Net change in unrealized appreciation (depreciation) on:
Investments	(1,949,068)

Net change in unrealized appreciation (depreciation)	(1,949,068)

Net realized and unrealized gain	1,537,770

Net increase in net assets resulting from operations	$1,541,590

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 105

STATEMENTS OF CHANGES IN NET ASSETS	Rydex|SGI SBL Fund Series Y (Large Cap Concentrated Growth Series)

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$3,820	$393,229
Net realized gain on investments	3,486,838	5,376,784
Net change in unrealized appreciation (depreciation) on investments	(1,949,068)	369,592

Net increase in net assets resulting from operations	1,541,590	6,139,605

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	2,447,575	13,108,406
Cost of shares redeemed	(6,676,960)	(17,015,613)

Net decrease from capital share transactions	(4,229,385)	(3,907,207)

Net increase (decrease) in net assets	(2,687,795)	2,232,398

Net assets:
Beginning of period	43,570,734	41,338,336

End of period	$40,882,939	$43,570,734

Undistributed net investment income at end of period	$3,820	$393,229

Capital share activity:
Shares sold	238,661	1,459,746
Shares redeemed	(649,085)	(1,926,758)

Net decrease in shares	(410,424)	(467,012)

106 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS	Rydex|SGL SBL Fund Series Y (Large Cap Concentrated Growth Series)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$9.95	$8.53	$6.40	$10.17	$10.84	$10.08

Income (loss) from investment operations:
Net investment income[b]	—[c]	.08	.03	.01	.06	.02
Net gain (loss) on investments (realized and unrealized)	.35	1.34	2.10	(3.78)	(.73)	.74

Total from investment operations	.35	1.42	2.13	(3.77)	(.67)	.76

Net asset value, end of period	$10.30	$9.95	$8.53	$6.40	$10.17	$10.84

Total Return[d]	3.52%	16.65%	33.28%	(37.07%)	(6.18%)	75.40%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$40,883	$43,571	$41,338	$33,584	$66,323	$85,695

Ratios to average net assets:
Net investment income	0.02%	0.96%	0.37%	0.14%	0.51%	0.21%
Total expenses	0.98%	0.96%	1.00%	0.97%	0.93%	0.95%

Portfolio turnover rate	68%	182%	151%	214%	16%	40%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Net investment income is less than $0.01 per share.

[d]	Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 107

FUND PROFILE (Unaudited)	June 30, 2011
SERIES Z (ALPHA OPPORTUNITY SERIES)
OBJECTIVE: Seeks long-term growth of capital.
Inception Date: July 7, 2003
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Philip Morris International, Inc.	3.5%
Johnson & Johnson	3.1%
Shanda Interactive Entertainment Ltd. ADR	3.1%
Altria Group, Inc.	2.4%
Joy Global, Inc.	2.3%
Costco Wholesale Corp.	2.0%
Trinity Industries, Inc.	1.9%
3M Co.	1.8%
Teucrium Corn Fund	1.8%
AT&T, Inc.	1.8%

Top Ten Total	23.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

108 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)	Rydex|SGI SBL Fund
June 30, 2011	Series Z (Alpha Opportunity Series)

	Shares	Value
COMMON STOCKS† - 76.9%

Industrials - 16.9%
Joy Global, Inc.[1,2]	4,800	$457,152
Trinity Industries, Inc.[1,2]	10,800	376,704
3M Co.	3,885	368,492
Boeing Co.	4,403	325,514
Lockheed Martin Corp.[1,2]	3,993	323,313
Danaher Corp.	3,626	192,142
AO Smith Corp.[1,2]	4,500	190,350
Tyco International, Ltd.	3,624	179,134
Alaska Air Group, Inc.*	2,590	177,312
General Electric Co.[1,2]	9,162	172,795
Towers Watson & Co. — Class A1,2	2,400	157,704
Illinois Tool Works, Inc.	2,072	117,047
Watts Water Technologies, Inc. — Class A1,2	3,000	106,230
Northrop Grumman Corp.[1,2]	1,100	76,285
Alamo Group, Inc.	3,042	72,095
Con-way, Inc.[1,2]	1,800	69,858
Thermon Group Holdings, Inc.*	956	11,472
Huntington Ingalls Industries, Inc.*,1,2	183	6,314

Total Industrials		3,379,913

Consumer Staples - 15.3%
Philip Morris International, Inc.[1,2]	10,500	701,085
Altria Group, Inc.[1,2]	17,800	470,098
Costco Wholesale Corp.	4,921	399,782
Herbalife, Ltd.[1,2]	5,200	299,728
Procter & Gamble Co.	3,885	246,969
Corn Products International, Inc.	3,367	186,128
Diageo plc ADR	1,874	153,424
CVS Caremark Corp.	3,626	136,265
Wal-Mart Stores, Inc.[1,2]	2,300	122,222
Walgreen Co.	2,331	98,974
Safeway, Inc.[1,2]	4,200	98,154
Kellogg Co.	1,036	57,312
Darling International, Inc.*	3,108	55,012
Hormel Foods Corp.	1,036	30,883

Total Consumer Staples		3,056,036

Health Care - 12.2%
Johnson & Johnson[1,2]	9,444	628,215
Baxter International, Inc.[1,2]	3,713	221,629
Viropharma, Inc.*,1,2	10,500	194,250
Life Technologies Corp.*,1,2	3,000	156,210
Forest Laboratories, Inc.*,1,2	3,600	141,624
AstraZeneca plc[1,2]	2,800	139,652
WellCare Health Plans, Inc.*,1,2	2,400	123,384
Lincare Holdings, Inc.[1,2]	4,100	120,007
GlaxoSmithKline plc ADR[1,2]	5,500	117,740
Amgen, Inc.*,1,2	1,900	110,865
Owens & Minor, Inc.[1,2]	2,800	96,572
Agilent Technologies, Inc.*	1,813	92,662
Kindred Healthcare, Inc.*,1,2	4,100	88,027
Charles River Laboratories
International, Inc.*,1,2	2,100	85,365
Novartis AG ADR	952	58,177
AmerisourceBergen
Corp. — Class A	1,295	53,613

Total Health Care		2,427,992

Information Technology - 11.3%
Shanda Interactive
Entertainment Ltd. ADR*,1,2	16,000	620,960
CA, Inc.[1,2]	14,900	340,316
Apple, Inc.*	633	212,479
Qualcomm, Inc.	3,626	205,921
Salesforce.com, Inc.*	1,036	154,343
Symantec Corp.*,1,2	6,300	124,236
Arrow Electronics, Inc.*,1,2	2,800	116,200
Avnet, Inc.*,1,2	3,200	102,016
Harmonic, Inc.*,1,2	11,700	84,591
EMC Corp.*	2,738	75,432
Amkor Technology, Inc.*,1,2	9,800	60,466
Omnivision Technologies, Inc.*	1,460	50,823
Travelzoo, Inc.*	518	33,484
TriQuint Semiconductor, Inc.*	3,185	32,455
LTX-Credence Corp.*	2,013	17,996
Clicksoftware Technologies Ltd.	1,071	10,581
Fairchild Semiconductor International, Inc. — Class A*	505	8,439
Axcelis Technologies, Inc.*	1,036	1,699

Total Information Technology		2,252,437

Consumer Discretionary - 8.5%
Limited Brands, Inc.[1,2]	5,400	207,630
Family Dollar Stores, Inc.[1,2]	3,900	204,984
TJX Companies, Inc.[1,2]	3,800	199,614
NVR, Inc.*	259	187,899
Ross Stores, Inc.[1,2]	2,300	184,276
Walt Disney Co.[1,2]	4,322	168,731
Netflix, Inc.*	518	136,073
The Gap, Inc.[1,2]	6,300	114,030
Jack in the Box, Inc.*,1,2	4,200	95,676
RadioShack Corp.[1,2]	5,500	73,205
Phillips-Van Heusen Corp.[1,2]	900	58,923
Apollo Group, Inc. — Class A*	1,295	56,566
Perfumania Holdings, Inc.*	890	13,617

Total Consumer Discretionary		1,701,224

Financials - 6.2%
Simon Property Group, Inc.	2,849	331,139
Berkshire Hathaway, Inc. — Class B*	1,959	151,607
Amtrust Financial Services, Inc.[1,2]	6,300	143,514
Endurance Specialty
Holdings, Ltd.[1,2]	3,200	132,256
M&T Bank Corp.	1,295	113,895
Chubb Corp.	1,813	113,512
RenaissanceRe Holdings Ltd.	1,036	72,468
Evercore Partners, Inc. — Class A	2,072	69,039

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 109

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	Rydex|SGI SBL Fund
June 30, 2011	Series Z (Alpha Opportunity Series)

	Shares	Value
ACE Ltd.	1,036	$68,190
Genworth Financial, Inc. — Class A*,1,2	4,200	43,176
Anglo Irish Bank Corporation Ltd.*,†††,3	16,638	—

Total Financials		1,238,796

Energy - 3.7%
Anadarko Petroleum Corp.[1,2]	2,930	224,907
Southwestern Energy Co.*	4,662	199,907
Exxon Mobil Corp.	2,072	168,619
ConocoPhillips[1,2]	1,500	112,785
Tsakos Energy Navigation Ltd.	3,287	32,870

Total Energy		739,088

Telecommunication Services - 1.8%
AT&T, Inc.[1,2]	11,300	354,933

Utilities - 1.0%
Constellation Energy Group, Inc.[1,2]	5,400	204,984

Total Common Stocks (Cost $14,466,748)		15,355,403

EXCHANGE TRADED FUNDS† - 6.6%
Teucrium Corn Fund	8,861	358,870
Health Care Select Sector SPDR Fund	5,698	202,393
Consumer Staples Select Sector SPDR Fund	5,957	186,037
Utilities Select Sector SPDR Fund	5,180	173,426
iShares Barclays 7-10 Year Treasury Bond Fund	1,491	142,927
Market Vectors Junior Gold Miners	2,693	92,855
Market Vectors Gold Miners	983	53,662
iShares Barclays 20+ Year Treasury Bond Fund	522	49,120
iPATH S&P 500 VIX Short-Term Futures ETN	1,826	38,602
United States Natural Gas Fund, LP	2,088	23,031

Total Exchange Traded Funds (Cost $1,360,143)		1,320,923

SHORT TERM INVESTMENTS†† - 0.1%
State Street General Account U.S. Government Fund	15,656	15,656

Total Short Term Investments (Cost $15,656)		15,656

	Face
	Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 10.0%
Fannie Mae[4] 0.11% due 01/17/12	$2,000,000	1,998,779

Total Federal Agency Discount Notes (Cost $1,998,778)		1,998,779

REPURCHASE AGREEMENT††,5 - 15.4%
State Street issued 06/30/11 at 0.01% due 07/01/11	3,065,136	3,065,136

Total Repurchase Agreement (Cost $3,065,136)		3,065,136

Total Long Investments - 109.0% (Cost $20,906,461)		21,755,897

	Shares
COMMON STOCKS SOLD SHORT† - (39.5)%

Consumer Staples - (0.5)%
Bridgford Foods Corp.	409	(4,389)
Limoneira Co.	204	(4,608)
Hansen Natural Corp.*,†††,3,6	3,270	(96,825)

Total Consumer Staples		(105,822)

Telecommunication Services - (1.1)%
Clearwire Corp. — Class A*,†††,3,6	2,660	(30,138)
Global Crossing, Ltd.*,†††,3,6	2,520	(40,244)
Leap Wireless International, Inc.*,†††,3,6	1,600	(69,440)
SBA Communications Corp. — Class A*,†††,3,6	2,600	(74,854)

Total Telecommunication Services		(214,676)

Utilities - (1.3)%
Korea Electric Power Corp. ADR†††,3,6	19,460	(263,294)

Energy - (1.8)%
Aquila Resources Ltd.*,†††,3,6	2,860	(22,783)
Arrow Energy Ltd.*,†††,3,6	9,500	(24,514)
Modec, Inc.†††,3,6	1,000	(25,772)
Sevan Marine ASA*,†††,3,6	6,300	(33,049)
Trican Well Service Ltd.†††,3,6	2,200	(37,447)
Queensland Gas Company Ltd.*,†††,3,6	13,600	(52,899)
Riversdale Mining Ltd.*,†††,3,6	7,100	(54,029)
BPZ Resources, Inc.*,†††,3,6	6,000	(112,800)

Total Energy		(363,293)

Materials - (2.5)%
Cemex SAB de CV ADR*	1,431	(12,307)
China National Building Material Company Ltd. — Class H†††,3,6	17,300	(23,432)
Anhui Conch Cement Company Ltd. — Class H†††,3,6	5,500	(24,761)
Shougang Fushan Resources Group Ltd.†††,3,6	70,000	(25,165)
Schweitzer-Mauduit International, Inc.	613	(34,420)
Sino Gold Mining Ltd.*,†††,3,6	9,100	(37,424)
Ivanhoe Mines Ltd.*,†††,3,6	4,780	(39,865)
Western Areas NL†††,3,6	6,600	(47,324)
Zoltek Companies, Inc.*,†††,3,6	2,900	(52,867)

110 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	Rydex|SGI SBL Fund
June 30, 2011	Series Z (Alpha Opportunity Series)

	Shares	Value
Silver Wheaton Corp.†††,3,6	6,500	$(68,246)
Agnico-Eagle Mines Ltd.†††,3,6,7	1,900	(125,613)

Total Materials		(491,424)

Information Technology - (4.3)%
Varian Semiconductor Equipment Associates, Inc.*,†††,3,6	1,270	(33,299)
VeriSign, Inc.†††,3,6	1,300	(33,319)
Access Company Ltd.†††,3,6	18	(34,682)
Electronic Arts, Inc.*,†††,3,6	900	(36,720)
Intermec, Inc.*,†††,3,6	2,570	(50,938)
Baidu, Inc. ADR*,†††,3,6	200	(53,726)
Riverbed Technology, Inc.*,†††,3,6	4,100	(54,530)
Rambus, Inc.*,†††,3,6	3,680	(56,451)
Red Hat, Inc.*,†††,3,6	3,300	(58,905)
VMware, Inc. — Class A*,†††,3,6	2,500	(71,450)
Equinix, Inc.*,†††,3,6	1,000	(79,940)
Imperial Energy Corporation plc*,†††,3,6	4,200	(83,657)
SAVVIS, Inc.*,†††,3,6	5,900	(86,966)
Cree, Inc.*,†††,3,6	4,200	(115,332)

Total Information Technology		(849,915)

Industrials - (5.4)%
China Communications Construction Company Ltd. — Class H†††,3,6	16,000	(16,571)
China Merchants Holdings International Company Ltd.†††,3,6	4,900	(17,461)
China National Materials Company Ltd.†††,3,6	37,600	(19,168)
Japan Steel Works Ltd.†††,3,6	1,600	(22,196)
Ausenco Ltd.†††,3,6	2,300	(24,816)
Toyo Tanso Company Ltd.†††,3,6	600	(32,408)
Ryanair Holdings plc†††,3,6	10,200	(38,219)
Meyer Burger Technology AG*,†††,3,6	200	(49,879)
USG Corp.*,†††,3,6	5,580	(160,258)
Beijing Capital International Airport Company Ltd. — Class H†††,3,6	232,000	(200,659)
Brisa Auto-Estradas de Portugal S.A.†††,3,6	47,200	(490,927)

Total Industrials		(1,072,562)

Financials - (6.2)%
Dime Community Bancshares, Inc.	613	(8,913)
C C Land Holdings Ltd.†††,3,6	53,000	(14,782)
Franshion Properties China Ltd.†††,3,6	84,600	(23,552)
Mizuho Trust & Banking Company Ltd.†††,3,6	18,800	(26,216)
Aozora Bank Ltd.†††,3,6	17,300	(27,861)
Monex Group, Inc.†††,3,6	83	(29,140)
Mizuho Financial Group, Inc.†††,3,6	12,000	(49,593)
Aeon Mall Company Ltd.†††,3,6	1,900	(58,221)
PrivateBancorp, Inc. — Class A†††,3,6	2,400	(103,200)
Erste Group Bank AG†††,3,6	5,500	(337,970)
Wells Fargo & Co.†††,3,6	12,937	(565,622)

Total Financials		(1,245,070)

Health Care - (7.1)%
Sepracor, Inc.*,†††,3,6	1,350	(23,625)
Exelixis, Inc.*,†††,3,6	4,700	(30,127)
Intuitive Surgical, Inc.*,†††,3,6	200	(56,100)
Zeltia S.A.†††,3,6	8,500	(57,969)
Savient Pharmaceuticals, Inc.*,†††,3,6	3,240	(64,282)
Sequenom, Inc.*,†††,3,6	3,140	(64,715)
Luminex Corp.*,†††,3,6	2,700	(68,823)
Auxilium Pharmaceuticals, Inc.*,†††,3,6	1,960	(72,167)
Vertex Pharmaceuticals, Inc.*,†††,3,6	2,700	(74,709)
Align Technology, Inc.*,†††,3,6	6,300	(76,860)
Acorda Therapeutics, Inc.*,†††,3,6	2,900	(77,575)
Intercell AG*,†††,3,6	2,000	(78,778)
Rigel Pharmaceuticals, Inc.*,†††,3,6	3,070	(78,838)
XenoPort, Inc.*,†††,3,6	1,790	(82,036)
Regeneron Pharmaceuticals, Inc.*,†††,3,6	3,810	(82,715)
AMAG Pharmaceuticals, Inc.*,†††,3,6	1,900	(82,954)
Basilea Pharmaceutica*,†††,3,6	500	(83,365)
Cepheid, Inc.*,†††,3,6	5,500	(84,700)
Alnylam Pharmaceuticals, Inc.*,†††,3,6	3,000	(88,230)
athenahealth, Inc.*,†††,3,6	2,700	(96,795)

Total Health Care		(1,425,363)

Consumer Discretionary - (9.3)%
EW Scripps Co. — Class A*	409	(3,955)
Tokyo Broadcasting System Holdings, Inc.†††,3,6	1,300	(21,836)
Life Time Fitness, Inc.*	613	(24,465)
Genting Singapore plc*,†††,3,6	132,800	(43,724)
bwin Interactive Entertainment AG*,†††,3,6	1,700	(48,431)
Bwin.Party Digital Entertainment plc*,†††,3,6	16,200	(60,974)
Sky Deutschland AG*,†††,3,6	4,200	(68,951)
Focus Media Holding Ltd. ADR*,†††,3,6	2,500	(75,000)
Marui Group Company Ltd.†††,3,6	31,000	(233,860)
Pool Corp.†††,3,6	12,350	(305,663)
Electrolux AB†††,3,6	32,100	(422,058)
Volkswagen AG†††,3,6	1,300	(539,374)

Total Consumer Discretionary		(1,848,219)

Total Common Stocks Sold Short (Proceeds $7,709,048)		(7,879,710)

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 111

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	Rydex|SGI SBL Fund
June 30, 2011	Series Z (Alpha Opportunity Series)

	Shares	Value
EXCHANGE TRADED FUNDS SOLD SHORT† - (0.7)%
Financial Select Sector SPDR Fund	2,920	$(44,764)
CurrencyShares Euro Trust	730	(105,470)

Total Exchange Traded Funds Sold Short (Proceeds $149,231)		(150,234)

Total Securities Sold Short - (40.2)% (Proceeds $7,858,279)		$(8,029,944)

Cash & Other Assets, Less Liabilities - 31.2%		6,237,666

Total Net Assets - 100.0%		$19,963,619

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
September 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $4,998,900)	76	$187,208

*	Non-income producing security.

†	Value determined based on Level 1 inputs unless otherwise noted — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

†††	Value determined based on Level 3 inputs — See Note 4.

[1]	All or a portion of this security is pledged as short security collateral at June 30, 2011.

[2]	All or a portion of the security is deemed illiquid due to the Fund’s exposure to Lehman Brothers International Europe (“LBIE”) prime brokerage services. The total market value of illiquid securities is $9,352,139 (cost $8,362,915), or 46.8% of total net assets. The security was deemed liquid at the time of purchase.

[3]	Illiquid security.

[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[5]	Repurchase Agreement — See Note 5.

[6]	All or a portion of this security was fair valued by the Valuation Committee based on non-observable market inputs at June 30, 2011. The total market value of fair valued securities amounts to $(7,786,654) (proceeds $7,620,061), or (39.0%) of total net assets.

[7]	Security was acquired through a private placement.

ADR — American Depositary Receipt

plc — Public Limited Company

112 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

Rydex|SGI SBL Fund
Series Z (Alpha Opportunity Series)
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value† (cost $17,841,325)	$18,690,761
Repurchase agreements, at value (cost 3,065,136)	3,065,136
Restricted foreign currency, at value† (cost 3,623,721)	4,012,995
Restricted cash†	1,895,998
Cash	3,068,341
Prepaid expenses	5,758
Receivables:
Variation margin	42,560
Securities sold	1,482,632
Dividends	29,559
Foreign taxes reclaim	744

Total assets	32,294,484

Liabilities:
Securities sold short, at value† (proceeds $7,858,279)	8,029,944
Payable for:
Fund shares redeemed	5,321
Securities purchased	4,224,963
Management fees	20,209
Transfer agent/maintenance fees	2,107
Fund Accounting/Administration fees	2,426
Directors’ fees	641
Other	45,254

Total liabilities	12,330,865

Net assets	$19,963,619

Net assets consist of:
Paid in capital	$23,989,399
Accumulated net investment loss	(113,783)
Accumulated net realized loss on investments	(5,166,292)
Net unrealized appreciation on investments	1,254,295

Net assets	$19,963,619

Capital shares outstanding	1,100,508
Net asset value per share	$18.14

†	All or portion of this amount represents values related to Lehman Brothers International Europe prime brokerage services – See Note 11.
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended June 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $1,261)	$123,848
Interest	1,772

Total investment income	125,620

Expenses:
Management fees	128,659
Transfer agent/maintenance fees	12,553
Fund Accounting/Administration fees	15,439
Directors’ fees*	1,220
Pricing fees	14,954
Short sales dividend expense	758
Legal fees expense	33,180
Professional fees	13,389
Prime broker interest expense	1,113
Miscellaneous	18,108

Total expenses	239,373

Net investment loss	(113,753)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	238,103
Futures contracts	109,696
Foreign currency	(222)
Securities sold short	15,041
Net realized gain	362,618
Net change in unrealized appreciation (depreciation) on: Investments	805,807
Securities sold short	(3,529)
Futures contracts	126,804
Foreign currency	196,198

Net change in unrealized appreciation (depreciation)	1,125,280

Net realized and unrealized gain	1,487,898

Net increase in net assets resulting from operations	$1,374,145

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 113

STATEMENTS OF CHANGES IN NET ASSETS	Rydex|SGI SBL Fund
Series Z (Alpha Opportunity Series)

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(113,753)	$(143,193)
Net realized gain on investments	362,618	4,448,020
Net change in unrealized appreciation (depreciation) on investments	1,125,280	(461,019)

Net increase in net assets resulting from operations	1,374,145	3,843,808

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	27,761	413,198
Cost of shares redeemed	(2,587,440)	(5,741,168)

Net decrease from capital share transactions	(2,559,679)	(5,327,970)

Net decrease in net assets	(1,185,534)	(1,484,162)

Net assets:
Beginning of period	21,149,153	22,633,315

End of year	$19,963,619	$21,149,153

Accumulated net investment loss at end of period	$(113,783)	$(30)
Capital share activity:
Shares sold	1,506	27,315
Shares redeemed	(146,685)	(395,170)

Net decrease in shares	(145,179)	(367,855)

114 | the RYDEX|SGI sbl fund semi-annual report	See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS	Rydex|SGI SBL Fund
Series Z (Alpha Opportunity Series)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008[h]	2007	2006

Per Share Data
Net asset value, beginning of period	$16.98	$14.03	$10.76	$16.50	$13.96	$2.34

Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.10)	(.06)	(.16)	.01	(—)[c]
Net gain (loss) on investments (realized and unrealized)	1.26	3.05	3.33	(5.58)	2.53	1.62

Total from investment operations	1.16	2.95	3.27	(5.74)	2.54	1.62

Net asset value, end of period	$18.14	$16.98	$14.03	$10.76	$16.50	$13.96

Total Return[d]	7.08%	20.74%	30.39%	(34.79%)	18.19%	13.13%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,964	$21,149	$22,633	$26,977	$48,869	$36,442

Ratios to average net assets:
Net investment income (loss)	(1.11%)	(0.89%)	(0.52%)	(1.09%)	0.10%	(0.03%)
Total expenses[e,i]	2.33%	2.27%	2.85%	2.79%	2.50%	2.78%
Net expenses[f]	2.33%	2.07%	1.74%	2.79%	2.50%	2.78%
Operating expenses[g]	2.31%	1.90%	1.69%	2.70%	2.44%	2.68%

Portfolio turnover rate	449%	768%	555%	990%	1,770%	1,285%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Net investment income is less than $0.01 per share.

[d]	Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

[e]	Does not include expenses of the underlying funds in which the Fund invests.

[f]	Net expense information reflects the expense ratios after voluntary expense waivers,and reimbursements, as applicable.

[g]	Operating expenses exclude interest and dividend expense from securities sold short.

[h]	Security Global Investors, LLC (SGI) became the sub-advisor of 37.5% of the assets of Series Z effective August 18, 2008. Also effective August 18, 2008, Mainstream Investment Advisers, LLC (Mainstream) sub-advised 37.5% of the assets and Security Investors, LLC (SI) managed 25%. Prior to August 18, 2008, Mainstream sub-advised 60% of the assets and SI managed the remaining 40% of the assets.

[i]	Total expense information reflects the expense ratios absent expense reductions by SI, as applicable.

See Notes to Financial Statements.	the RYDEX|SGI sbl fund semi-annual report | 115

NOTES TO FINANCIALS TATEMENTS (Unaudited)
1. Organization and Significant Accounting Policies Organization
SBL Fund (the “Trust”), a Kansas business trust, is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”), as a non-diversified, open-ended investment company of the Series type. The Trust is authorized to issue an unlimited number of no par value shares. Each Series, in effect, represents a separate Fund (the “Fund”, or collectively the “Funds”). Security Benefit Life Insurance Company (“SBL”) and SBL’s affiliated life insurance company as well as unaffiliated life insurance companies purchase shares of the Funds for their variable annuity and variable life insurance separate accounts. At June 30, 2011, the Trust consisted of fourteen separate Funds.
The Trust is required to account for the assets of each Fund separately and to allocate general liabilities of the Trust to each Fund based on the net asset value of each Fund.
Security Investors, LLC (“SI”) provides advisory, administrative and accounting services to the Trust and Rydex Fund Services, LLC (“RFS”) provides transfer agent services to the Trust. Rydex Distributors, LLC (“RDL”) acts as principal underwriter for the Trust. SI, RFS and RDL are affiliated entities.
T. Rowe Price serves as investment sub-advisor on behalf of Series N (Managed Asset Allocation Series) and Mainstream serves as investment sub-advisor on behalf of Series Z (Alpha Opportunity Series). The sub-advisors furnish investment advisory services, supervise and arrange for the purchase and sale of securities and provide for the compilation and maintenance of records pertaining to such investment advisory services, subject to the control and supervision of the Board of Directors of the Trust and SI. Prior to January 14, 2011 Security Global Investors, LLC (“SGI”) acted as a sub-advisor to the Series D (MSCI EAFE Equal Weight Series) and a portion of the total assets of Series Z (Alpha Opportunity Series). Effective January 14, 2011, SGI was merged with and into SI.
Significant Accounting Policies
The following significant accounting policies and the preparation of financial statements are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The information contained in these notes may not apply to every Series in the Trust. All time references are based on Eastern Time.
A. Security Valuation – Valuations of the Funds’ securities are supplied by pricing services approved by the Board of Directors. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services.
Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.
Investments for which market quotations are not readily available are fair valued in good faith by SI under the direction of the Board of Directors, by such methods deemed by the Board of Directors to reflect the fair value considering investments with similar yields, quality, type of issue, coupon, duration and rating. If events occur that will affect the value of a Fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the Fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold.
Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days at the time of purchase are valued at prices based on market quotations for such securities or securities of similar type, yield, quality and duration. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.
Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS®. In addition, the Board of Directors has authorized the Valuation Committee and SI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.
B. Foreign Currency Transactions – The accounting records of the Trust are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
The Trust does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments insecurities at the fiscal period end, resulting from changes in exchange rates.
C. Futures – Series Z utilized futures contracts to obtain broad index exposure. Returns may be enhanced by purchasing futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.
D. Options Written – Series O (All Cap Value Series), Series Q (Small Cap Value Series) and Series V (Mid Cap Value Series) wrote call options on a covered basis and put options on securities that are traded on recognized securities exchanges and over-the-counter markets (See Note 10). Call and put options on securities give the writer the obligation to sell or purchase a security at a specified price, until a certain date. Options were used minimally to hedge the Funds’ portfolio, to increase returns, to maintain exposure to the equity markets, and create liquidity. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. An amount equal to the premium received is entered in the Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).
E. Securities Sold Short – Certain Funds may make short sales “against the box,” in which the Fund enters into a short sale of a security it owns. At no time will more than 15% of the value of the Funds’ net assets be in deposits on short sales against the box. When a Fund makes a short sale, the Fund does not immediately deliver the securities sold from its own account, or receive the proceeds from the sale. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement or delivering the security from its own portfolio. The Fund is said to have a “short position” in securities sold until it delivers them to the broker, at which time it receives the proceeds of the sale. Certain Funds may make short sales that are not “against the box,” which create opportunities to increase the Funds’ return but, at the same time, involve specific risk considerations and may be considered a speculative
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
technique. Such short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which differ from the market value reflected on the Statements of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 1A and are required to be adjusted daily to reflect changes in the market value of the securities sold short.
F. Security Transactions and Investment Income – Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
G. Expenses – Expenses that are related to a specific Fund are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets within the Trust.
H. Distributions to Shareholders – The Funds are required by the Internal Revenue Code to distribute substantially all of its income and capital gains to its shareholders. Each year the determines whether to declare and pay actual dividends or whether to secure consent of its shareholders to report and deduct a consent dividend. A consent dividend is treated for tax purposes as a distribution to shareholders occurring on the last day of the Fund’s taxable year and a shareholder contribution to capital occurring on the same day. It is the Trust’s current practice to utilize the consent dividend procedures. The character of any distributions made from net investment income and net realized gains may differ from their ultimate characterization for income tax purposes.
I. Earnings Credits – Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statements of Operations are before the reduction in expense from the related earnings credits, if any.
J. Indemnifications – Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2. Fees and other transactions with affiliates
SI pays the Sub-Advisor out of the investment advisory fees it receives. Under the terms of an investment advisory contract, the Trust pays SI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds for the period ended
June 30, 2011:

Management
Fees (as a % of
net assets)
Series A (Large Cap Core Series)	0.75%
Series B (Large Cap Value Series)	0.65%
Series C (Money Market Series)	0.50%
Series D (MSCI EAFE Equal Weight Series)	0.70%[1]
Series E (U.S. Intermediate Bond Series)	0.75%
Series J (Mid Cap Growth Series)	0.75%
Series N (Managed Asset Allocation Series)	1.00%
Series O (All Cap Value Series)	0.70%
Series P(High Yield Series)	0.75%
Series Q (Small Cap Value Series)	0.95%
Series V (Mid Cap Value Series)	0.75%
Series X (Small Cap Growth Series)	0.85%
Series Y (Large Cap Concentrated Growth Series)	0.75%
Series Z (Alpha Opportunity Series)	1.25%
1   Effective May 1, 2011 the management fee of Series D (MSCI EAFE Equal Weight Series) changed to 0.70% of the average daily net assets. Prior to May 1, 2011, Series D (MSCI EAFE Equal Weight Series) had a management fee of 1.00%.
SI also acts as the administrative agent for the Funds, and as such performs administrative functions and the bookkeeping, accounting and pricing functions for each Fund. For these services, SI receives the following:

Fund Accounting/Administration Fees
(as a % of net assets)*
Series A (Large Cap Core Series)	0.095%
Series B (Large Cap Value Series)	0.095%
Series C (Money Market Series)	0.095%
Series D (MSCI EAFE Equal Weight Series)	0.150%
Series E (U.S. Intermediate Bond Series)	0.095%
Series J (Mid Cap Growth Series)	0.095%
Series N (Managed Asset Allocation Series)	0.150%
Series O (All Cap Value Series)	0.095%
Series P(High Yield Series)	0.095%
Series Q (Small Cap Value Series)	0.095%
Series V (Mid Cap Value Series)	0.095%
Series X (Small Cap Growth Series)	0.095%
Series Y (Large Cap Concentrated Growth Series)	0.095%
Series Z (Alpha Opportunity Series)	0.150%

*	The minimum annual charge for administrative fees is $25,000 for Series A, B, C, E, J, O, P, Q, V, X, Y and Z and $60,000 for Series D and N.
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
RFS is paid the following for providing transfer agent services to the Funds:

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund	$25,000
Certain out-of-pocket charges	Varies
Prior to February 11, 2011, SI served as the Trust’s transfer agent.
Effective May 1, 2010, the investment advisory contract for Series E, Series O, and Series Z provides that the total expenses be limited to 0.81%, 1.00%, and 2.35%, respectively, of average daily net assets, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a fund invests, interest, taxes, litigation, indemnification, and extraordinary expenses (as determined under generally accepted accounting principles). These contracts are in effect through April 30, 2012. SI is entitled to reimbursement by the Series E, Series O, and Series Z of fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. As of June 30, 2011, the amount of fees reimbursed that are subject to recoupment in the Series E, Series O, and Series Z were $181,665, $79,226, and $285,696, respectively. For the period ended June 30, 2011, the amounts of fees recouped by SI in the Series E, Series O, and Series Z were $—, $—, and $—, respectively. Prior to May 1, 2010, Series E had a 0.15% fee waiver of $(66,467) which is not available to be recouped and had no expense limit. Prior to May 1, 2010 the expense limit for Series O was 0.85% and Series Z was 1.70%.
At June 30, 2011, Security Benefit Life Insurance Company, through their insurance company separate accounts, owned 100% of the outstanding shares of each Series of the Trust, except for Series O, Q and V, in which it owns 99% of each Series.
3. Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all taxable net investment income and capital gains sufficient to relieve them from all, or substantially all, federal income, excise and state income taxes. Distributions may be made via consent dividends, as previously described in the paragraph 1H. Therefore, no provision for federal or state income tax is required.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2007 — 2011), and has concluded that no provision for income tax is required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.
The Fund declared ordinary and long-term capital gain consent dividends for the year ended December 31, 2010, as shown below.

	Ordinary Consent	Long-term Capital Gain
	Dividends	Consent Dividend

RydexSGI SBL Fund:
Series A (Large Cap Core Series)	$4,030,354	$1,730,063
Series B (Large Cap Value Series)	2,285,314	2,252,176
Series D (MSCI EAFE Equal Weight Series)	13,587,873	7,698,733
Series E (U.S. Intermediate Series)	3,811,519	—
Series J (Mid Cap Growth Series)	4,484,278	10,710,842
Series N (Managed Asset Allocation Series)	1,147,178	687,148
Series O (All Cap Value Series)	1,084,849	—
Series P(High Yield Series)	10,938,114	—
Series Q (Small Cap Value Series)	—	9,636,649
Series V (Mid Cap Value Series)	2,289,761	—
Series X (Small Cap Growth Series)	2,051,653	4,187,547
Series Y (Large Cap Concentrated Growth Series)	3,222,696	648,630
Series Z (Alpha Opportunity Series)	1,228,159	2,731,086
Short term distributions are treated as ordinary distributions for federal income tax purposes.
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period and the expiration of capital loss carryforward. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year-end is distributed in the following year.
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structure. The greatest impact to the disclosure in the financial reports for the Funds will be seen on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.
At June 30, 2011, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

	Investment	Tax Unrealized	Tax Unrealized	Net Unrealized
Fund Name	Tax Cost	Gain	Loss	Gain (Loss)

Series A (Large Cap Core Series)	$207,392,802	$30,651,345	$(6,725,840)	$23,925,505
Series B (Large Cap Value Series)	242,250,518	56,087,170	(13,070,942)	43,016,228
Series C (Money Market Series)	78,163,263	5,050	(730)	4,320
Series D (MSCI EAFE Equal Weight Series)	252,576,593	7,326,937	(8,802,538)	(1,475,601)
Series E (U.S. Intermediate Bond Series)	129,637,159	4,955,032	(1,548,202)	3,406,830
Series J (Mid Cap Growth Series)	133,170,606	22,505,672	(1,219,903)	21,285,769
Series N (Managed Asset Allocation Series)	67,565,179	8,605,908	(1,213,203)	7,392,705
Series O (All Cap Value Series)	140,916,835	23,400,884	(6,287,546)	17,113,338
Series P(High Yield Series)	100,987,478	12,599,185	(6,268,510)	6,330,675
Series Q (Small Cap Value Series)	102,432,278	26,052,639	(5,103,855)	20,948,784
Series V (Mid Cap Value Series)	260,941,818	69,169,290	(25,199,252)	43,970,038
Series X (Small Cap Growth Series)	37,573,105	11,654,608	(1,220,852)	10,433,756
Series Y (Large Cap Concentrated Growth Series)	35,340,358	3,860,205	(491,051)	3,369,154
Series Z (Alpha Opportunity Series)	17,844,679	1,744,572	(898,490)	846,082
At December 31, 2010, the following Series had capital loss carryovers and deferred post-October losses to offset future realized capital gains as follows:
Capital Loss Carryovers:

	Capital Loss	Capital Loss	Remaining			Deferred
	Carryovers	Carryovers	Capital Loss	Annual		Post-October
Rydex SGI SBL Fund:	Utilized	Expired	Carryovers	Limitations*	Expires in	Losses

Series A (Large Cap Core Series)	$5,092,463	$—	$—	$8,855,698	2015	$—
	1,189,537	—	32,695,308		2016	—
	—	—	29,087,804		2017	—

	$6,282,000	$—	$61,783,112	$8,855,698		$—

Series B (Large Cap Value Series)	$4,641,062	$82,531,658	$—	$10,999,919	2010	$—
	—	15,620,935	10,999,919		2011	—
	—	—	29,474,335		2016	—
	—	—	27,901,075		2017	—

	$4,641,062	$98,152,593	$68,375,329	$10,999,919

Series D (MSCI EAFE Equal Weight Series)	$4,143,398	$—	$52,891,987	$9,820,391	2016	$125,549
	—	37,080,853	15,850,751		2017	—

	$4,143,398	$37,080,853	$68,742,738	$9,820,391		$125,549

Series E (U.S. Intermediate Bond Series)	$—	$719,015	$—	$5,322,700	2010	$—
	—	—	350,320		2012	—
	—	—	2,731,334		2014	—
	—	—	838,194		2015	—
	—	—	937,378		2016	—
	—	—	12,363,518		2017	—
	—	—	360,156		2018	—

	$—	$719,015	$17,580,900	$5,322,700		$—

Series J (Mid Cap Growth Series)	$10,513,898	$3,604,529	$34,773,082	$5,795,514	2016	$—
	—	17,847,585	12,014,918		2017	—

	$10,513,898	$21,452,114	$46,788,000	$5,795,514		$—

Series N (Managed Asset Allocation Series)	$1,241,429	$—	$1,407,273	$2,942,348	2016	$—
	—	—	9,066,990		2017	—

	$1,241,429	$—	$10,474,263	$2,942,348		$—

Series O (All Cap Value Series)	$1,512,399	$—	$16,305,897	$6,099,793	2016	$—
	—	—	12,798,147		2017	—

	$1,512,399	$—	$29,104,044	$6,099,793		$—

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Capital Loss	Capital Loss	Remaining			Deferred
	Carryovers	Carryovers	Capital Loss	Annual		Post-October
Rydex SGI SBL Fund:	Utilized	Expired	Carryovers	Limitations*	Expires in	Losses

Series P(High Yield Series)	$1,117,474	$—	$—		$2017	$—

Series Q (Small Cap Value Series)	$7,067,511	$—	$14,581,372	$4,607,148	2017	$—

Series V (Mid Cap Value Series)	$9,162,184	$—	$18,619,728	$12,009,881	2017	$—

Series X (Small Cap Growth Series)	$614,101	$6,570,527	$—	$1,455,499	2010	$—
	—	2,921,243	8,732,992		2016	—
	—	9,876,882	1,455,499		2017	—

	$614,101	$19,368,652	$10,188,491	$1,455,499		$—

Series Y (Large Cap Concentrated Growth Series)	$674,340	$8,610,051	$—	$1,598,274	2010	$—
	—	4,494,036	1,598,274		2011	—
	—	—	338,147		2012	—
	—	1,359,560	7,653,224		2016	—
	—	4,772,212	1,598,274		2017	—

	$674,340	$19,235,859	$11,187,919	$1,598,274		$—

Series Z (Alpha Opportunity Series)	$329,407	$5,760,760	$4,684,418	$780,736	2016	$30
	—	1,348,656	780,736		2017	—

	$329,407	$7,109,416	$5,465,154	$780,736		$30

*	In accordance with Section 382 of the Internal Revenue Code, a portion of certain Series losses are subject to an annual limitation. Note, this annual limitation is generally applicable to all of the capital loss carryovers shown with respect to each series. The limitation does not relate only to the loss shown on the first row of each Series.
As of December 31, 2010, the components of distributable earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Accumulated	Unrealized	Total
	Ordinary	Long-Term	Capital and	Appreciation	Accumulated
Rydex SGI SBL Fund:	Income	Capital Gain	Other Losses	(Depreciation)*	Earnings/(Deficit)**

Series A (Large Cap Core Series)	$4,030,354	$1,730,063	$(61,783,112)	$26,290,723	$(29,731,972)
Series B (Large Cap Value Series)	2,285,314	2,252,176	(68,375,328)	40,848,404	(22,989,434)
Series C (Money Market Series)	—	—	—	(537)	(537)
Series D (MSCI EAFE Equal Weight Series)	13,587,873	7,698,733	(68,868,287)	39,361,280	(8,220,401)
Series E (U.S. Intermediate Bond Series)	3,811,519	—	(17,580,900)	2,374,770	(11,394,611)
Series J (Mid Cap Growth Series)	4,484,278	10,710,842	(46,788,000)	28,519,329	(3,073,551)
Series N (Managed Asset Allocation Series)	1,147,178	667,148	(10,474,263)	6,719,281	(1,940,656)
Series O (All Cap Value Series)	1,084,849	—	(29,104,044)	13,722,790	(14,296,405)
Series P(High Yield Series)	10,938,114	—	—	11,435,714	22,373,828
Series Q (Small Cap Value Series)	—	9,636,619	(14,581,372)	33,714,655	28,769,902
Series V (Mid Cap Value Series)	2,289,761	—	(18,619,728)	48,283,813	31,953,846
Series X (Small Cap Growth Series)	2,051,653	4,187,547	(10,188,491)	10,529,436	6,580,145
Series Y (Large Cap Concentrated Growth Series)	3,222,696	648,630	(11,187,920)	5,318,222	(1,998,372)
Series Z (Alpha Opportunity Series)	1,228,159	2,731,086	(5,465,184)	65,259	(1,440,680)

*	The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization of unrealized gains for tax purposes on futures contracts, differing book and tax methods for bond discount/premium amortization, and passive foreign investment companies.

**	The difference between total distributable earnings/(deficit) for book and tax purposes is related to the interest accrued on defaulted bonds for tax purposes.
4. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2011:

	Level 1	Level 1	Level 2	Level 3
	Investments	Other Financial	Investments	Investments
Fund	In Securities	Instruments*	In Securities	In Securities	Total

Assets
Series A (Large Cap Core Series)	$231,318,307	$—	$—	$—	$231,318,307
Series B (Large Cap Value Series)	285,266,746	—	—	—	285,266,746
Series C (Money Market Series)	—	—	78,167,583	—	78,167,583
Series D (MSCI EAFE Equal Weight Series)	250,722,447	—	378,545	—	251,100,992
Series E (U.S. Intermediate Bond Series)	51,188,102	—	81,623,221	232,666	133,043,989
Series J (Mid Cap Growth Series)	154,456,375	—	—	—	154,456,375
Series N (Managed Asset Allocation Series)	52,331,612	—	22,626,272	—	74,957,884
Series O (All Cap Value Series)	158,030,173	—	—	—	158,030,173
Series P(High Yield Series)	1,417,000	—	105,130,947	770,206	107,318,153
Series Q (Small Cap Value Series)	123,211,288	—	169,774	—	123,381,062
Series V (Mid Cap Value Series)	301,951,919	—	2,959,937	—	304,911,856
Series X (Small Cap Growth Series)	48,006,861	—	—	—	48,006,861
Series Y (Large Cap Concentrated Growth)	38,709,512	—	—	—	38,709,512
Series Z (Alpha Opportunity Series)	16,676,326	187,208	5,079,571	—	21,943,105

Liabilities
Series O (All Cap Value Series)	96,900	—	—	—	96,900
Series V (Mid Cap Value Series)	217,000	—	—	—	217,000
Series Z (Alpha Opportunity Series)	243,290	—	—	7,786,654	8,029,944

*	Other financial instruments include futures, which are reported as unrealized gain/loss at period end.
The Funds adopted updated provisions surrounding fair value measurements and disclosures which apply to the Funds’ disclosures about transfers in and out of all levels of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy. Effective for interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.
Transfers between investment Levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the Levels as of the beginning of the period. For the period ended June 30, 2011, there were no transfers between levels.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2011:
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
LEVEL 3 — Fair value measurement using significant unobservable inputs

Total

Series E (U.S. Intermediate Bond Series)
Assets:
Beginning Balance	$233,592
Total realized gains or losses included in earnings	—
Total change in unrealized gains or losses included in earnings	(926)
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	—

Ending Balance	$232,666

Series P(High Yield Series)
Assets:
Beginning Balance	$630,259
Total realized gains or losses included in earnings	—
Total change in unrealized gains or losses included in earnings	139,947
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	—

Ending Balance	$770,206

Series Z (Alpha Opportunity Series)
Liabilities:
Beginning Balance	$7,786,654
Total realized gains or losses included in earnings	—
Total change in unrealized gains or losses included in earnings	—
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	—

Ending Balance	$7,786,654

The total change in unrealized gains or losses included on the Statements of Operations attributable to Level 3 investments still held at June 30, 2011 was $(926) for Series E, $139,947 for Series P and $0 for Series Z.
5. Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Funds’ policy that their custodian takes possession of the underlying collateral. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum,102% of the original face amount of the repurchase agreements.
At June 30, 2011, the collateral for the repurchase agreements in the joint account was as follows:

		Terms of		Repurchase	Collateral	Collateral	Collateral	Collateral
Fund	Counterparty	Agreement	Face Value	Price	Type	Rate	Maturity	Value

Series Z (Alpha Opportunity Series)	State Street	0.01% due 07/01/11	$3,065,136	$3,065,136	U.S. Treasury Note	3.13%	4/30/17	$2,192,317
					U.S. Treasury Note	0.00%	8/11/11	939,978

								$3,132,295

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
6. Derivative Investment Holdings Categorized by Risk Exposure
U.S. generally accepted accounting principles requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivatives instruments are accounted for and their effects on the Funds’ financial position and results of operations. None of the derivatives currently held by the Funds are being used as hedging instruments.
During the period ended June 30, 2011, certain Funds sought to gain exposure to their respective benchmarks by investing in financial-linked derivative instruments, including options and futures. The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Funds is limited to the profit earned on such derivatives.
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Approximate percentage
of Fund’s net assets
Fund	on a daily basis

Series O (All Cap Value Series)	1%
Series V (Mid Cap Value Series)	1%
Series Z (Alpha Opportunity Series)	25%
The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2011:

Derivative Investments Type	Asset Derivatives	Liability Derivatives

Equity contracts	Variation margin	Variation margin
Options written, at value
The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2011:
Asset Derivative Investments Value

	Futures	Options Written
	Equity	Equity	Total Value at
Fund	Contracts*	Contracts	June 30, 2011

Series Z (Alpha Opportunity Series)	$187,208	$—	$187,208
Liability Derivative Investments Value

	Futures	Options Written
	Equity	Equity	Total Value at
Fund	Contracts*	Contracts	June 30, 2011

Series O (All Cap Value Series)	$—	$96,900	$96,900
Series V (Mid Cap Value Series)	—	217,000	217,000

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2011:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on futures
Net realized gain (loss) on written options
Net change in unrealized appreciation (depreciation) on futures
Net change in unrealized appreciation (depreciation) on options written
The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2011:
Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations

	Futures	Options Written
	Equity	Equity
Fund	Contracts	Contracts	Total

Series D (MSCI EAFE Equal Weight Series)	$1,465,729	$—	$1,465,729
Series O (All Cap Value Series)	—	84,119	84,119
Series Q (Small Cap Value Series)	—	195,379	195,379
Series V (Mid Cap Value Series)	—	266,340	266,340
Series Z (Alpha Opportunity Series)	109,696	—	109,696
Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations

	Futures	Options Written
	Equity	Equity
Fund	Contracts	Contracts	Total

Series O (All Cap Value Series)	$—	$180,743	$180,743
Series Q (Small Cap Value Series)	—	(28,837)	(28,837)
Series V (Mid Cap Value Series)	—	334,616	334,616
Series Z (Alpha Opportunity Series)	126,804	—	126,804
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
7. Other Liabilities
Series A (Large Cap Core Series) and Series V (Mid Cap Value Series) each wrote put option contracts through Lehman Brothers, Inc. (“Lehman”) that were exercised prior to the option contracts expiration and prior to the bankruptcy filing by Lehman, during September 2008. However, these transactions have not settled and the securities have not been delivered to the Funds as of June 30, 2011.
Although the ultimate resolution of these transactions is uncertain, the Funds have recorded a liability on their respective books equal to the difference between the strike price on the put options and the market prices of the underlying security on the exercise date. The amount of liability recorded by the Funds as of June 30, 2011 was $18,615 for Series A and $205,716 for Series V.
8. Investment Transactions
For the period ended June 30, 2011, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, and government securities, were:

	Purchases	Sales

Series A (Large Cap Core Series)	$98,437,908	$113,373,808
Series B (Large Cap Value Series)	29,591,557	44,557,212
Series C (Money Market Series)	—	—
Series D (MSCI EAFE Equal Weight Series)	372,563,879	394,798,834
Series E (U.S. Intermediate Bond Series)	11,925,106	14,198,715
Series J (Mid Cap Growth Series)	130,782,975	149,990,839
Series N (Managed Asset Allocation Series)	9,412,656	14,279,008
Series O (All Cap Value Series)	16,245,482	26,191,649
Series P(High Yield Series)	28,940,109	51,321,216
Series Q (Small Cap Value Series)	36,897,219	41,325,271
Series V (Mid Cap Value Series)	45,891,149	71,030,178
Series X (Small Cap Growth Series)	23,982,748	25,890,474
Series Y (Large Cap Concentrated Growth)	28,454,623	33,829,814
Series Z (Alpha Opportunity Series)	38,194,381	37,779,688
During the period ended June 30, 2011, purchases and sales of government securities, excluding short-term investments, were:

	Purchases	Sales

Series E (U.S. Intermediate Bond Series)	$22,428,789	$7,692,656
Series N (Managed Asset Allocation Series)	5,258,139	6,115,404
9. Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Partners, LLC, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. Transactions for the period ended June 30, 2011 in which the portfolio company is an “affiliated person” are as follows:

					Value	Shares
		Value			June 30,	June 30,	Investment
Fund	Security	12/31/10	Additions	Reductions	2011	2011	Income

Series V (Mid Cap Value Series)	Common Stock: Hydrogen Corp.	$14,792	$—	$—	$11,430	672,346	$—
10. Options Written
Information as to options written by the Funds during the period ended June 30, 2011 and options outstanding at period end are provided below.
Series O Written Call Options

	Contracts	Amount

Balance at December 31, 2010	1,146	$124,440
Options written	406	41,153
Options terminated in closing purchase transactions	—	—
Options expired	(603)	(57,332)
Options exercised	(949)	(108,261)

Balance at June 30, 2011	—	$—

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Series O Written Put Options

	Number of	Premium
	Contracts	Amount

Balance at December 31, 2010	206	$26,787
Options written	453	121,262
Options terminated in closing purchase transactions	—	—
Options expired	(206)	(26,788)
Options exercised	(168)	(56,783)

Balance at June 30, 2011	285	$64,478

Series Q Written Call Options

	Number of	Premium
	Contracts	Amount

Balance at December 31, 2010	1,382	$113,798
Options written	502	60,559
Options terminated in closing purchase transactions	—	—
Options expired	(1,858)	(171,119)
Options exercised	(26)	(3,238)

Balance at June 30, 2011	—	$—

Series Q Written Put Options

	Number of	Premium
	Contracts	Amount

Balance at December 31, 2010	130	$23,140
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options expired	(130)	(23,140)
Options exercised	—	—

Balance at June 30, 2011	—	$—

Series V Written Call Options

	Number of	Premium
	Contracts	Amount

Balance at December 31, 2010	3,231	$332,827
Options written	914	84,010
Options terminated in closing purchase transactions	—	—
Options expired	(1,980)	(171,254)
Options exercised	(2,165)	(245,583)

Balance at June 30, 2011	—	$—

Series V Written Put Options

	Number of	Premium
	Contracts	Amount

Balance at December 31, 2010	639	$95,086
Options written	1,250	267,021
Options terminated in closing purchase transactions	—	—
Options expired	(639)	(95,086)
Options exercised	(300)	(101,398)

Balance at June 30, 2011	950	$165,623

11. Series Z
The Fund contracted with Lehman Brothers International Europe (“LBIE”) to provide prime brokerage services related to the Fund’s short selling. On September 15, 2008, LBIE was placed into administration and a third party administrator was named (the “Administrator”). The Fund’s exposure to LBIE consists of short sale proceeds held by LBIE, and restricted long positions held at the Fund’s custodian, as collateral for said short sales. The Fund has delivered a Notice of Termination of Loans to LBIE and the Administrator. The Fund is working to resolve these issues with LBIE and the Administrator. As of June 30, 2011, included in the Statement of Assets and Liabilities are the value of restricted long positions of $9,352,139, cash collateral of $586,580, restricted cash representing the value of short sale proceeds of $4,722,413 and liabilities for short sales of $7,786,654, representing the value of securities sold short at the date the short sales were deemed by the Fund to have been terminated. If these short sales had not been terminated, the value of the liability related to these securities sold short would have been $8,455,465 as of June 30, 2011 resulting in a decrease in net assets of $668,811 (or 3.4%). Until such time as the liability for short
126 | the RYDEX|SGI sbl fund semi-annual report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)
sales is settled and all restrictions are removed by LBIE and LBI, the Fund cannot sell such restricted long positions and/or utilize the restricted cash balances to achieve the Fund’s investment objectives and/or meet Fund redemption or other Fund obligations. Based on the ultimate terms of such settlement, the value assigned to these positions may ultimately differ from the fair valuations assigned to them by the Fund and there is no guaranty that the Fund will ultimately recover the full value of the assets that are subject to restrictions. Accordingly, a settlement could ultimately result in the Fund realizing values that are materially different from those indicated herein, which would materially impact the Fund’s net asset value (either positively or negatively). As of the close of business on October 3, 2008, and until further notice, the Fund is not accepting subscriptions for shares from either new or existing shareholders.
12. Fund Merger
On April 30, 2010, Series A (Large Cap Core Series) acquired all of the net assets of Series H (Enhanced Index Series), a separate series of the Fund, in exchange for shares of the Series A (Large Cap Core Series), pursuant to an agreement and plan of reorganization approved by the Board of Directors and approved by the shareholders of the Series H (Enhanced Index Series). The acquisition was accomplished through a combination of a tax-free exchange of the outstanding shares of the Series H (Enhanced Index Series) 5,066,966 valued at $47,882,828 for respective shares of the Series A (Large Cap Core Series) 2,188,429. For financial reporting purposes, the net assets received and shares issued by Series A (Large Cap Core Series) were recorded at fair value; however, the Series H (Enhanced Index Series)’s cost of the investments was carried forward to align ongoing reporting of Series A (Large Cap Core Series) realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Series H (Enhanced Index Series)’s net assets on April 30, 2010 were $47,882,828, including $1,097,678 of unrealized appreciation. Series H (Enhanced Index Series)’s net assets were primarily comprised of investments with a fair value of $45,146,242. The aggregate net assets of Series A (Large Cap Core Series) immediately before and after the acquisition were $204,742,194 and $252,625,022, respectively.
The financial statements reflect the operations of the Series A (Large Cap Core Series) for the period prior to the acquisition and the combined fund for the period subsequent to the fund merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Series H (Enhanced Index Series) that have been included in the combined fund’s Statement of Operations since the acquisition was completed. Assuming the acquisition had been completed January 1, 2010, Series A (Large Cap Core Series) pro-forma net investment income, net realized and unrealized gain on investments and net increase in net assets from operations for the period January 1, 2010 to December 31, 2010 would have been $2,093,242, $34,973,609 and $37,066,851, respectively. Security Investors, LLC and Series H (Enhanced Index Series) bore one-half of the expenses related to the reorganization.
13. Series D Name and Objective Change
At a meeting held on February 16, 2011 the Board of Directors (the “Board”) approved the following changes with respect to Series D, each effective on April 29, 2011:
•	The change of the Fund’s name to “MSCI EAFE Equal Weight Series;”

•	The change of the Fund’s’ investment objective to “performance that corresponds, before fees and expenses, to the price and yield performance of the MSCI EAFE Equal Weighted Index;”

•	The change of the Fund’s investment strategies to reflect the new name and investment objective;

•	The change of the Fund’s benchmark index in light of the foregoing changes to the Fund’s investment objective and strategies; and

•	A new lower investment advisory fee of 0.70% of average daily net assets on an annual basis (instead of 1.00% prior to April 29, 2011).
14. New Accounting Pronouncements
In April 2011, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented in Note 4 related primarily to Level 3 measurement. The new disclosures and clarifications of existing disclosures are effective for the Funds’ year ending December 31, 2011. Management is evaluating the impact of this update on its current disclosures.
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INFORMATION ON BOARD OF DIRECTORS AND OFFICERS (Unaudited)
DIRECTORS
The business address of each Director is One Security Benefit Place, Topeka, KS 66636-0001

Name
(Date of Birth)	Principal Occupations
Year Elected***	During Past Five Years
Donald A. Chubb, Jr.** (12-14-46) 1994	Business Broker — Griffith & Blair Realtors

Harry W. Craig, Jr.** (05-11-39) 2004	Chairman, CEO, Secretary & Director — The Martin Tractor Company, Inc.

Jerry B. Farley** (09-20-46) 2005	President — Washburn University

Penny A. Lumpkin** (08-20-39) 1993	Partner — Vivian’s Gift Shop (Corporate Retail) Vice President — Palmer Companies, Inc. (Small Business and Shopping Center Development) Vice President — PLB (Real Estate Equipment Leasing)

Maynard F. Oliverius** (12-18-43) 1998	President & Chief Executive Officer — Stormont-Vail HealthCare

Richard M. Goldman* (03-04-61) 2008 (President, Director & Chairman of the Board)	Senior Vice President — Security Benefit Corporation
Director — First Security Benefit Life Insurance and Annuity Company of New York
President — Security Investors, LLC
President & Director — Security Global Investors, LLC
CEO, President, & Director — Rydex Distributors, LLC
President & CEO — Rydex Holdings, LLC
CEO & Director — Padco Advisors, Inc.
CEO & Director — Padco Advisors II, Inc.
Director — Rydex Fund Services, Inc.
Director — Security Distributors, Inc. (2007-2009)
Managing Member — Goldman Partners, LLC (2006-2007)

*	This Director is deemed to be an “interested person” of the Funds under the 1940 Act, as amended, by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager. This Director is also an Officer of the funds.

**	These Directors serve on the Fund’s joint audit committee, the purpose of which is to meet with the independent registered public accounting firm, to review the work of the independent registered public accounting firm, and to oversee the handling by Security Investors of the accounting and financial reporting functions for the Funds.

***	Each Director oversees 28 Security Funds portfolios and serves until the next annual meeting, or until a successor has been duly elected and qualified.
128 | the RYDEX|SGI sbl fund semi-annual report

INFORMATION ON BOARD OF DIRECTORS AND OFFICERS (Unaudited) (continued)
OFFICERS*
The business address of each Officer is One Security Benefit Place, Topeka, KS 66636-0001

Name
(Date of Birth)	Principal Occupations
Title — Year Elected	During Past Five Years
Mark P. Bronzo (11-01-60) Vice President — 2008	Current: Portfolio Manager, Security Investors, LLC Managing Director and Chief Compliance Officer, Nationwide Separate Accounts LLC (2003-2008)

Keith A. Fletcher (02-18-58) Vice President — 2010	Current: Senior Vice President, Security Investors, LLC; Vice President, Rydex Holdings, LLC; Vice President, Rydex Specialized Products, LLC; Vice President, Rydex Distributors, LLC; Vice President, Rydex Fund Services, LLC; Vice President and Director, Advisor Research Center, Inc.; and Vice President, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds and Rydex Variable Trust
Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); and Vice President, Rydex Advisors II, LLC (2010)

Joanna Haigney (10-10-66) Chief Compliance Officer — 2010	Current: Chief Compliance Officer & Secretary, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust; Vice President, Rydex Holdings, LLC; Vice President, Security Benefit Asset Management Holdings, LLC; and Senior Vice President & Chief Compliance Officer, Security Investors, LLC
Senior Vice President, Security Global Investors, LLC (2010-2011); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC & Rydex Advisors II, LLC (2010)

Nikolaos Bonos (05-30-63) Treasurer — 2010	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Vice President & Treasurer, Rydex Series Funds; Rydex ETF Trust; Rydex Dynamic Funds; and Rydex Variable Trust; and Vice President, Security Benefit Asset Management Holdings, LLC
Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2010)

Joseph M. Arruda (09-05-66) Assistant Treasurer — 2010	Current: Vice President, Security Investors, LLC; Chief Financial Officer & Manager, Rydex Specialized Products, LLC; and Assistant Treasurer, Rydex Series Funds; Rydex Dynamic Funds; Rydex ETF Trust; and Rydex Variable Trust Vice President, Security Global Investors, LLC (2010-2011); and Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2010)

*	Officers serve until the next annual meeting or until a successor has been duly elected and qualified.
the RYDEX|SGI sbl fund semi-annual report | 129

INFORMATION ON BOARD OF DIRECTORS AND OFFICERS (Unaudited) (concluded)
OFFICERS* (concluded)
The business address of each officer is One Security Benefit Place, Topeka, KS 66636-0001

Name (Date of Birth)	Principal Occupations
Title — Year Elected	During Past Five Years
Amy J. Lee (06-05-61) Vice President — 2007 Secretary — 1987	Current: Senior Vice President & Secretary, Security Investors, LLC; Secretary & Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President & Assistant Secretary, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust; Vice President & Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; and Assistant Secretary, Security Benefit Clinic and Hospital
Senior Vice President & Secretary, Security Global Investors, LLC (2007-2011); Senior Vice President & Secretary, Rydex Advisors, LLC and Rydex Advisors II, LLC (2010); and Director, Brecek & Young Advisors, Inc. (2004-2008)

Mark A. Mitchell (08-24-64) Vice President — 2003	Current: Portfolio Manager, Security Investors, LLC Vice President and Portfolio Manager, Security Benefit Life Insurance Company (2003-2010)

Joseph C. O’Connor (07-15-60) Vice President — 2008	Current: Portfolio Manager, Security Investors, LLC Managing Director, Nationwide Separate Accounts LLC (2003-2008)

Daniel W. Portanova (10-02-60) Vice President — 2008	Current: Portfolio Manager, Security Investors, LLC Managing Director, Nationwide Separate Accounts LLC (2003-2008)

James P. Schier (12-28-57) Vice President — 1998	Current: Senior Portfolio Manager, Security Investors, LLC Vice President & Senior Portfolio Manager, Security Benefit Life Insurance Company (1998-2010)

David G. Toussaint (10-10-66) Vice President — 2005	Current: Portfolio Manager, Security Investors, LLC Assistant Vice President and Portfolio Manager, Security Benefit Life Insurance Company. (2005-2009)

*	Officers serve until the next annual meeting or until a successor has been duly elected and qualified.
130 | the RYDEX|SGI sbl fund semi-annual report

OTHER INFORMATION (Unaudited)
Each of the Rydex|SGI Funds files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q of each such Fund are available on the Commission’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. The portfolio holdings of each of the Rydex|SGI Funds are available on their website, www.securitybenefit.com or by calling 1.800.888.2461.
A description of the policies and procedures that the Rydex|SGI Funds use to determine how to vote proxies relating to portfolio securities is available upon request, free of charge by calling 1.800.888.2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov. Information regarding how the Rydex|SGI Funds voted proxies relating to portfolio securities during the 12 month period ended June 30 is available upon request, free of charge by calling 1.800.888.2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov.
The statement of additional information (“SAI”) includes additional information about the Funds’ Directors and is available upon request without charge by calling 1.800.888.2461.
Office Locations
The offices of Security Global Investors, LLC can be found in the following locations:
40 East 52nd Street
16th Floor
New York, NY 10022
(Headquarters)
Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850
9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210
the RYDEX|SGI sbl fund semi-annual report | 131

RYDEX|SGI PRIVACY POLICIES
Rydex Funds, Rydex|SGI Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Global Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Rydex|SGI”)
Our Commitment to You
When you become a Rydex|SGI investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Rydex|SGI client.
The Information We Collect About You
In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Rydex|SGI account application or when you request a transaction that involves Rydex and Rydex|SGI funds or one of the Rydex|SGI affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).
How We Handle Your Personal Information
As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Rydex|SGI. For example, if you ask to transfer assets from another financial institution to Rydex|SGI, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Rydex|SGI investment products and services, we may share your information within the Rydex|SGI family of affiliated companies. This would include, for example, sharing your information within Rydex|SGI so we can make you aware of new Rydex and Rydex|SGI funds or the services offered through another Rydex|SGI affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.
Opt Out Provisions
We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.
How We Protect Privacy Online
Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Rydex|SGI web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Rydex|SGI web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.
How We Safeguard Your Personal Information
We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
We’ll Keep You Informed
As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydex-sgi.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.
132 | the RYDEX|SGI sbl fund semi-annual report

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One Security Benefit Place
Topeka, Kansas 66636-0001
securitybenefit.com
Rydex Distributors, LLC.
460425900 2011/6/30

Board of Directors Approval of Investment Advisory Agreement
At an in-person meeting of the Fund’s Board of Directors held February 17, 2011, called for the purpose of, among other things, voting on the approval of an amendment to the Fund’s investment advisory agreement, the Fund’s Board of Directors, including Directors who are not interested persons of the Fund (the “Independent Directors”), unanimously approved an amendment to the investment advisory agreement between the Fund and Security Investors, LLC (“SI”) with respect to the Fund’s Series D (Global). The Directors requested and obtained from SI such information as the Directors deemed reasonably necessary to evaluate the proposed amendment to the investment advisory agreement.
In considering the approval of the amendment to the investment advisory agreement, the Directors evaluated a number of factors, including, among others, (1) the nature, extent, and quality of the advisory services to be provided by SI; (2) the investment performance of the Series D; (3) the costs of services provided by SI and the profits derived by SI from its relationship with the Fund; (4) a comparison of Series D’s expense ratio and those of similarly situated funds; (5) benefits (such as soft dollars) to SI and its affiliates from their relationship with the Fund (and any corresponding benefits to the Fund); (6) the expense limitation/fee waiver agreement between SI and the Fund; and (7) other factors of the Board deemed to be relevant. The Independent Directors also took into account other considerations believed, in light of the legal advice furnished to the Independent Directors by their independent legal counsel and the Directors’ own business judgment, to be relevant. Following its review, the Board of Directors determined that the investment advisory agreement would enable Fund shareholders to obtain high quality services at a cost that is appropriate, reasonable and in the best interests of shareholders. Accordingly, the Directors, including the Independent Directors, unanimously approved the amendment to the investment advisory agreement based upon the following considerations, among others:
•	The nature, extent and quality of the advisory services to be provided. The Board of Directors concluded that SI is capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, SI’s management capabilities demonstrated with respect to the Fund and other mutual funds managed by SI, the professional qualifications and experience of SI’s portfolio managers and SI’s investment and management oversight processes. The Directors noted the experience of key investment and management personnel of SI who would be managing the funds and that there would be no diminution in the quantity or quality of services provided by Security Investors in connection with the reduction in the advisory fee and that these services were appropriate in scope and extent in light of the funds’ operations, the competitive landscape of the investment company business and investor needs.

•	The investment performance of the Fund. The Board of Directors concluded that SI had achieved investment performance that was acceptable, and competitive or superior relative to comparable funds over trailing periods.

•	The cost of advisory services provided and the level of profitability. On the basis of the Board’s review of the fees to be charged by SI for investment advisory and other services, and the estimated profitability of SI’s relationship with the Fund, the Board concluded that the level of investment advisory fees and SI’s profitability were appropriate in light of the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund and SI and its affiliates. On the basis of comparative information compiled by Morningstar, the Directors determined that the advisory fees and estimated overall expense ratio of the Fund were competitive.

•	Whether the advisory fees reflect economies of scale. The directors concluded that the Funds’ investment advisory fees appropriately reflected the current economic environment for SI and the competitive nature of the mutual fund market.

•	The extent to which economies of scale will be realized as the Fund grows. While the Funds’ investment advisory fees do not reduce should Fund assets grow meaningfully, the Directors determined that Series D’s fees would be lower under the amended agreement and the Board would have the opportunity to reexamine whether the Fund had achieved economies of scale, and the appropriateness of the fees payable to SI under the amended agreement, at the contract renewal meeting to be held later in 2011.

Item 2.	Code of Ethics.
     Not required at this time.

Item 3.	Audit Committee Financial Expert.
     Not required at this time.

Item 4.	Principal Accountant Fees and Services.
     Not required at this time.

Item 5.	Audit Committee of Listed Registrants.
     Not applicable.

Item 6.	Schedule of Investments.
The Schedule of Investments is included under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.

Item 8.	Portfolio Mangers of Closed-end Management Investment Companies
     Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.
There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.
(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) SBL Fund

By (Signature and Title)*	/s/ Richard M. Goldman Richard M. Goldman, President
Date September 2, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard M. Goldman Richard M. Goldman, President
Date September 2, 2011

By (Signature and Title)*	/s/ Nikolaos Bonos Nikolaos Bonos, Treasurer
Date September 2, 2011

*	Print the name and title of each signing officer under his or her signature.